As filed with the Securities and Exchange Commission on September 29, 2009

                                              SECURITIES ACT FILE NO. 333-135105
                                       INVESTMENT COMPANY ACT FILE NO. 811-21910

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|
Post Effective Amendment No. 54                                              |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 56                             |X|

                        (Check appropriate box or boxes)

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             KEVIN M. ROBINSON, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                                   DECHERT LLP
                           1095 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

____X____ ON SEPTEMBER 30, 2009 PURSUANT TO PARAGRAPH (B) OF RULE 485.

_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

Logo:
CLAYMORE(SM)


PROSPECTUS


TAO  Claymore/AlphaShares China Real
     Estate ETF

HAO  Claymore/AlphaShares China
     Small Cap Index ETF



LOGO: EXCHANGE-TRADED FUNDS

CLAYMORE
EXCHANGE-TRADED
FUND TRUST 2

SEPTEMBER 30, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                         PAGE

Introduction--Claymore Exchange--Traded Fund Trust 2                      3

Who Should Invest                                                         4

Tax-Advantaged Product Structure                                          4

Claymore/AlphaShares China Real Estate ETF                                5


Claymore/AlphaShares China Small Cap Index ETF                           13

Secondary Investment Strategies                                          20

Additional Risk Considerations                                           21

Investment Advisory Services                                             22

Purchase and Redemption of Shares                                        25

How to Buy and Sell Shares                                               27

Frequent Purchases and Redemptions                                       32

Fund Service Providers                                                   33

Index Provider                                                           33

Disclaimers                                                              34

Federal Income Taxation                                                  36

Other Information                                                        38

Financial Highlights                                                     39


For More Information                                      inside back cover



No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

2 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INTRODUCTION--CLAYMORE
EXCHANGE-TRADED FUND TRUST 2


The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 14 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").


This prospectus relates to two funds of the Trust, Claymore/AlphaShares China Real Estate ETF and Claymore/AlphaShares China Small Cap Index ETF (each a "Fund" and, together, the "Funds").


The shares ("Shares") of the Claymore/AlphaShares China Small Cap Index ETF and Claymore/AlphaShares China Real Estate ETF are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 80,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.


                                                                  PROSPECTUS | 3

WHO SHOULD INVEST

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on national securities exchanges, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.


4 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF


INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the AlphaShares China Real Estate Index. The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts ("REITs") deriving a majority of their revenues from real estate development, management and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong and Macau. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator"). The Index methodology is published at www.alphashares.com. The Index will include equity securities of companies of all capitalizations, as defined by AlphaShares. AlphaShares does not guarantee the inclusion of all relevant securities in the Index. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.



                                                                  PROSPECTUS | 5

INDEX METHODOLOGY
The Index was created by AlphaShares and the Index methodology is published at www.alphashares.com. The Index is designed to measure and monitor the performance of publicly issued common equity securities of publicly-traded companies and REITs which are open to foreign ownership and derive a majority of their revenues from real estate development, management and/or ownership of property in China or the Special Administrative Regions of China such as Hong Kong and Macau. Proprietary and third-party financial and economic information and research are utilized to: (1) identify potential Index constituents and verify that such companies derive a majority of their revenue from property in China or the Special Administrative Regions of China; and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a market capitalization of $500 million or greater for initial inclusion in the Index. A market capitalization of $250 million or greater is required for ongoing inclusion in the Index. The Index is rebalanced and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 business days prior to implementation of the change.


INDEX CONSTRUCTION
Index construction is the responsibility of the Index Provider. To be considered for inclusion in the Index, the following criteria must be met:

1. China Real Estate Exposure. To be considered for inclusion in the Index, a company must derive a majority of its revenues from real estate development, management and/or ownership of property in mainland China or the Special Administrative Regions of China such as Hong Kong and Macau. These companies include a) Hong Kong-based real estate management companies and REITs and b) mainland China-based real estate management companies and REITs.

2. Investability. To ensure adequate investability, only shares open to foreign ownership that meet the criteria below are eligible for inclusion:
          a.   China A-shares are not eligible.
          b.   China B-shares are not eligible.
          c. Hong Kong listed securities including China H-shares and Red Chips are eligible.
          d. N-Shares trading in New York and their equivalents trading in other foreign markets are eligible.

3. Equity Securities. Only publicly issued common equity securities, including REITs, are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

4. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index.

5. Market Capitalization. The Index will include equity securities of companies of all capitalizations. To ensure adequate liquidity, constituents must have a market capitalization of $500 million or greater for initial inclusion in the Index. A market capitalization of $250 million or greater is required for ongoing inclusion in the Index.



6 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

6. Target Weights. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. The weight of any one position cannot be greater than 5.0% of the Index at the time of each rebalance.


7. Rebalancing. Except in unusual circumstances (including, but not limited to, tender offers, mergers, spin-offs, or the acquisition or bankruptcy of the company or similar corporate actions), the Index is rebalanced and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. IPOs that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.



PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.



                                                                  PROSPECTUS | 7

Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.



8 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Real Estate Investment Risk. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.

In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.



                                                                  PROSPECTUS | 9

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


FUND PERFORMANCE

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


Bar Chart:

 CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------

2008(1)                              -57.00%

(1.) The Fund commenced operations on December 18, 2007. The Fund's year-to-date total return was 63.26% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -9.40% and -31.05%, respectively, for the quarters ended 12/31/08 and 9/30/08. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

AVERAGE ANNUAL TOTAL RETURNS FOR THE                                         SINCE
PERIOD ENDED DECEMBER 31, 2008                            1 YEAR      INCEPTION(1)
----------------------------------------------------------------------------------

Returns Before Taxes                                     -57.00%           -52.53%
After Taxes on Distribution                              -57.53%           -53.10%
After Taxes on Distribution and Sale of Shares           -37.05%           -44.88%
AlphaShares China Real Estate Index                      -56.49%           -50.50%
Morgan Stanley Capital International China Index(2)      -50.83%           -46.13%
----------------------------------------------------------------------------------

(1.) The inception date of the Fund was December 18, 2007.

(2.) The Morgan Stanley Capital International China Index is a
capitalization-weighted index that monitors the performance of stocks from the country of China. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order(1)              $3,000
================================================================================
 Maximum creation/redemption transaction fee per order(1)              $12,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
================================================================================
 Distribution and service (12b-1) fees(3)                                   --%
================================================================================

 Other expenses                                                          1.24%
================================================================================
 Total annual Fund operating expenses                                    1.74%
================================================================================
 Expense Waiver and Reimbursements(4)                                    0.96%
================================================================================
 Net Operating Expenses                                                  0.78%
================================================================================


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $3,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

                                                                 PROSPECTUS | 11

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One Year*           Three Years*        Five Years*          Ten Years*
================================================================================

 $80                 $249                $656                 $1,795

================================================================================

CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $3,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $18,929, $52,832, $134,210 and $362,034 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.




12 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ALPHASHARES CHINA
SMALL CAP INDEX ETF


INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the AlphaShares China Small Cap Index. The Index is designed to measure and monitor the performance of publicly-traded mainland China-based small capitalization companies. For inclusion in the Index, AlphaShares, LLC ("AlphaShares" or the "Index Provider") defines small-capitalization companies as those companies with a maximum $1.5 billion float-adjusted market capitalization. AlphaShares does not guarantee the inclusion of all relevant securities in the Index. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.



                                                                 PROSPECTUS | 13

INDEX METHODOLOGY
The Index is designed to measure and monitor the performance of publicly-traded mainland China-based small capitalization companies. AlphaShares utilizes proprietary and third-party information and research to: (1) identify potential Index constituents; and (2) calculate the number of shares of each potential Index constituent outstanding, adjusted for free-float, for usage in the Index Provider's modified float-adjusted market capitalization weighting methodology. To ensure adequate liquidity, constituents must have a float-adjusted market capitalization maximum of $1.5 billion and a minimum of $200 million for initial inclusion in the Index. A float-adjusted capitalization of less than $1.75 billion and greater than $150 million are required for ongoing inclusion in the Index.

The Index was created by AlphaShares and is maintained by Standard & Poor's (the "Index Administrator"). The Index Methodology is published at www.alphashares.com. The Index is rebalanced and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. Initial public offerings ("IPOs") that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.


INDEX CONSTRUCTION
To be considered for inclusion in the Index, the following criteria must be met:

1. Chinese Companies. Only mainland China-based companies are eligible for inclusion in the Index.

2. Market Capitalization. A float-adjusted capitalization maximum of $1.5 billion and a minimum of $200 million are used for initial portfolio construction and eligibility. A float-adjusted capitalization of less than $1.75 billion and greater than $150 million are required for ongoing inclusion in the Index.

3. Investability. Only shares open to foreign ownership are included in the Index. These include all Hong Kong listed securities including China H-Shares and Red Chips, and N-Shares trading in New York and their equivalents trading in other foreign markets. China A-Shares and China B-Shares are not eligible for inclusion in the Index.

4. Equity Securities. Only publicly issued common equity securities are eligible for inclusion in the Index. Debt or quasi-debt securities, such as convertible securities, are not eligible for inclusion.

5. Depositary Receipts. ADRs, ADSs, GDRs and IDRs are eligible for inclusion in the Index.



14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

6. Target Weights. The Index uses a modified float-adjusted market capitalization weighting methodology to weight individual positions. The weight of any one Global Industry Classification Standard ("GICS") sector is limited to 35% of the Index at the time of each rebalance. The weight of any one position cannot be greater than 5.0% of the Index at the time of each rebalance.

7. Rebalancing. Except in unusual circumstances (including, but not limited to, tender offers, mergers, spin-offs, or the acquisition or bankruptcy of the company or similar corporate actions), the Index is rebalanced and reconstituted annually. The AlphaShares Index Committee will meet annually in October to review the Index methodology. Any changes to the methodology will be communicated to the Index Administrator the next business day and will be publicly disclosed on www.alphashares.com at least 10 days prior to the implementation of the change. IPOs that meet all the eligibility criteria and fall within the top twenty stocks by capitalization of the Index will be added at the end of each calendar quarter, on the last business day of the quarter. Any addition will be funded on a pro-rata basis from the remainder of the Index, net of any deletions. A security will be deleted from the Index immediately due to bankruptcy, acquisition or merger of the company by or into another company, spin-offs, tender offers or other similar corporate actions. In the case of such deletions, no replacement will be made until the annual rebalance. Any proceeds resulting from deletions will be invested on a pro-rata basis over the remainder of the Index, net of any additions.


PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In



                                                                 PROSPECTUS | 15
addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S.



16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Industrial Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.


Small Company Risk. Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


FUND PERFORMANCE
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.



                                                                 PROSPECTUS | 17

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order(1)             $ 7,000
================================================================================
 Maximum creation/redemption transaction fee per order(1)              $28,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.55%
================================================================================
 Distribution and service (12b-1) fees(3)                                  --%
================================================================================

 Other expenses                                                          1.09%
================================================================================
 Total annual Fund operating expenses                                    1.64%
================================================================================
 Expense Waiver and Reimbursements(4)                                    0.76%
================================================================================
 Net Operating Expenses                                                  0.88%
================================================================================


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $7,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.70% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.70% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 ONE YEAR*           THREE YEARS*        FIVE YEARS*          TEN YEARS*
================================================================================

 $90                 $281                $663                 $1,739

================================================================================

CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $7,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $7,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $24,963, $63,138, $139,694 and $354,757 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.




                                                                 PROSPECTUS | 19

SECONDARY INVESTMENT STRATEGIES


As a primary investment strategy, each Fund will at all times invest at least 90% of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."



20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.



                                                                 PROSPECTUS | 21

INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISER

Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of June 30, 2009, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $12.9 billion in assets, Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding the percentage of average net assets per year of each Fund, as set forth in the table below (the "Expense Cap"), at least until December 31, 2011.


FUND(S)                                                            EXPENSE CAP
--------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF                               0.65%
--------------------------------------------------------------------------------
Claymore/AlphaShares China Small Cap Index ETF                           0.70%
--------------------------------------------------------------------------------

The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the applicable Expense Cap set forth in the table above (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.




22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.

Under the 1940 Act, consummation of this transaction will result in the automatic termination of the Advisory Agreement. The transaction is expected to close on or about September 30, 2009 (such closing date being the "Effective Date"). Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Advisory Agreement.




                                                                 PROSPECTUS | 23

APPROVAL OF ADVISORY AGREEMENT

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in each Fund's annual report to shareholders dated May 31, 2008. A discussion regarding the Board of Trustees' approval of the Interim Advisory Agreement and New Advisory Agreement will be available in the semi-annual report to shareholders to be dated November 30, 2009.



PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolios is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.


24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

PURCHASE AND REDEMPTION OF SHARES


GENERAL
The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSE Arca symbols set forth in the chart below.



NAME OF FUND                                           NYSE ARCA TICKER SYMBOL
--------------------------------------------------------------------------------
Claymore/AlphaShares China Small Cap Index ETF                             HAO
--------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF                                 TAO
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.


Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units comprised of 80,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.




                                                                 PROSPECTUS | 25

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.


26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

HOW TO BUY AND SELL SHARES


PRICING FUND SHARES

The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca, on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca, on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S.



                                                                 PROSPECTUS | 27
business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.


CREATION UNITS
Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


HOW TO BUY SHARES

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.




28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

The following fixed creation transaction fees per transaction for the Funds (the "Creation Transaction Fee") set forth in the table below are applicable to each transaction regardless of the number of Creation Units purchased in the transaction.


                                                                FIXED CREATION
                                                              TRANSACTION FEES
 FUND(S)                                                     (PER TRANSACTION)
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Real Estate ETF                            $3,000
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Small Cap Index ETF                        $7,000
--------------------------------------------------------------------------------

A variable charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


REDEMPTION OF SHARES

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For




                                                                 PROSPECTUS | 29
more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

The following fixed redemption transaction fees per transaction for the Funds (the "Redemption Transaction Fee") set forth in the table below are applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.


                                                              FIXED REDEMPTION
                                                              TRANSACTION FEES
 FUND(S)                                                     (PER TRANSACTION)
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Real Estate ETF                            $3,000
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Small Cap Index ETF                        $7,000
--------------------------------------------------------------------------------

A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


DISTRIBUTIONS
Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.



30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

DISTRIBUTION PLAN AND SERVICE PLAN
The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.



                                                                 PROSPECTUS | 31

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.


32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FUND SERVICE PROVIDERS

Claymore Advisors, LLC is the administrator of each Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for each Fund.


Dechert LLP serves as counsel to each Fund.


Ernst & Young LLP serves as each Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDER

AlphaShares is the Index Provider for the Funds. AlphaShares is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with AlphaShares to use the Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.



                                                                 PROSPECTUS | 33

DISCLAIMERS

The "AlphaShares China Real Estate Index" is a registered trademark of AlphaShares and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by AlphaShares and AlphaShares makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/AlphaShares China Real Estate ETF and its Shares are not sponsored, endorsed, sold or promoted by AlphaShares and its affiliates. AlphaShares makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. AlphaShares' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of AlphaShares and of the Index, which is determined, composed and calculated by AlphaShares without regard to Investment Adviser or the Fund. AlphaShares has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. AlphaShares is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. AlphaShares has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.


The "AlphaShares China Small Cap Index" is a registered trademark of AlphaShares and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by AlphaShares and AlphaShares makes no representation regarding the advisability of investing in Shares of the Fund.


The Claymore/AlphaShares China Small Cap Index ETF and its Shares are not sponsored, endorsed, sold or promoted by AlphaShares and its affiliates. AlphaShares makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. AlphaShares' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of AlphaShares and of the Index, which is determined, composed and calculated by AlphaShares without regard to Investment Adviser or the Fund. AlphaShares has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. AlphaShares is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. AlphaShares has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.

The Investment Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all



34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

Dow Jones, its affiliates, sources and distribution agents (together, the "Indicative Value Calculation Agent") shall not be liable to the Funds or the Investment Adviser, any customer or any third party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the intraday indicative value with respect to the Funds ("Indicative Value") or any data related to (the "Data") or (ii) any decision made or action taken by the Funds or the Investment Adviser, any customer or third party in reliance upon the Data. The Indicative Value Calculation Agent does not make any warranties, express or implied, to the Funds or the Investment Adviser, any investor in the Funds or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by the Funds or the Investment Adviser, any investors in the Funds or other person in connection with the use of the Data. The Indicative Value Calculation Agent shall not be liable to the Funds or the Investment Adviser, any investor in the Funds or other third parties for any damages, including without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

The Investment Adviser does not guarantee the accuracy and/or the completeness of each Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of each Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Index even if notified of the possibility of such damages.



                                                                 PROSPECTUS | 35

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o Your Fund makes distributions,


o You sell your Shares listed on the NYSE Arca, and


o You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS
Dividends from net investment income, if any, are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.




36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.


By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.



TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are invited to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.



                                                                 PROSPECTUS | 37

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in each Fund's Statement of Additional Information.



38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.



                                                                 PROSPECTUS | 39

CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF


                                                                             FOR THE PERIOD
                                                                               DECEMBER 18,
                                                                 FOR THE             2007**
PER SHARE OPERATING PERFORMANCE                               YEAR ENDED            THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD               MAY 31, 2009       MAY 31, 2008
----------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                          $  20.68           $  23.50
----------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                        0.39              0.17
   Net realized and unrealized loss                                (3.82)             (2.99)
----------------------------------------------------------------------------------------------
     Total from investment operations                              (3.43)             (2.82)
----------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                           (0.38)                 -
----------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                $  16.87           $  20.68
----------------------------------------------------------------------------------------------
  MARKET VALUE, END OF PERIOD                                   $  17.27           $  20.91
----------------------------------------------------------------------------------------------
  TOTAL RETURN*(b)
   Net asset value                                               -15.44%            -12.00%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                        $ 39,802           $ 28,949
   Ratio of net expenses to average net assets*                    0.78%              0.95%(c)
   Ratio of net investment income to average net assets*           3.00%              1.64%(c)
   Portfolio turnover rate (d)                                       47%                 1%

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of total expenses to average net assets              1.74%              1.50%(c)
        Ratio of net investment income to average net assets       2.04%              1.09%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.



40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF




                                                                             FOR THE PERIOD
                                                                                JANUARY 30,
                                                                FOR THE              2008**
PER SHARE OPERATING PERFORMANCE                               YEAR ENDED            THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD               MAY 31, 2009       MAY 31, 2008
----------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                          $  24.04           $  24.34
----------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                 0.27               0.27
   Net realized and unrealized gain (loss)                         (3.51)             (0.57)
----------------------------------------------------------------------------------------------
     Total from investment operations                              (3.24)             (0.30)
----------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                           (0.10)                -
----------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                $  20.70           $  24.04
----------------------------------------------------------------------------------------------
  MARKET VALUE, END OF PERIOD                                   $  21.22           $  24.39
----------------------------------------------------------------------------------------------
  TOTAL RETURN *(b)
   Net asset value                                               -13.27%             -1.23%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                        $ 62,938           $ 11,540
   Ratio of net expenses to average net assets*                    0.88%              1.00%(c)
   Ratio of net investment income (loss) to average net assets*    1.86%              3.44%(c)
   Portfolio turnover rate (d)                                       65%                 1%
*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of total expenses to average net assets              1.64%              3.16%(c)
        Ratio of net investment income (loss) to average
        net assets                                                 1.10%              1.28%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.




                                                                 PROSPECTUS | 41

PREMIUM/DISCOUNT INFORMATION
The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each Fund. The information shown for the Funds is for the fiscal year ended May 31, 2009 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.



42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF*


                            NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                         DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                          OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                           (FISCAL YEAR        (QUARTER           (QUARTER           (QUARTER           (QUARTER
                          ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
------------------------------------------------------------------------------------------------------------------------
 Greater than 2.0%           96/26.37%          96/24.87%          80/24.77%          70/26.72%          46/23.23%
------------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%       25/6.87%           30/7.77%           20/6.19%           15/5.73%           13/6.57%
------------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%       27/7.42%           30/7.77%           25/7.74%           21/8.02%           19/9.60%
------------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%       38/10.44%          43/11.14%          31/9.60%           27/10.31%          20/10.10%
------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%      59/16.21%          63/16.32%          54/16.72%          45/17.18%          39/19.70%
------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%     27/7.42%           29/7.51%           24/7.43%           19/7.25%           14/7.07%
------------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%     23/6.32%           24/6.22%           23/7.12%           18/6.87%           16/8.08%
------------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%     16/4.40%           17/4.40%           14/4.33%           11/4.20%           11/5.56%
------------------------------------------------------------------------------------------------------------------------
 Less than -2.0%             53/14.56%          54/13.99%          52/16.10%          36/13.74%          20/10.10%
------------------------------------------------------------------------------------------------------------------------
 Total                      364/100%           386/100%           323/100%           262/100%           198/100%
------------------------------------------------------------------------------------------------------------------------

*Commenced operations on December 18, 2007.


CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF*


                            NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                         DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                          OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                           (FISCAL YEAR        (QUARTER           (QUARTER           (QUARTER           (QUARTER
                          ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
------------------------------------------------------------------------------------------------------------------------
 Greater than 2.0%           93/27.68%          93/25.98%          75/25.42%          60/25.64%          41/24.12%
------------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%       30/8.93%           35/9.78%           24/8.14%           22/9.40%           18/10.59%
------------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%       36/10.71%          40/11.17%          31/10.51%          25/10.68%          20/11.76%
------------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%       25/7.44%           29/8.10%           21/7.12%           16/6.84%           15/8.82%
------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%      62/18.45%          66/18.44%          58/19.66%          46/19.66%          37/21.76%
------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%     25/7.44%           27/7.54%           23/7.80%           19/8.12%           14/8.24%
------------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%     12/3.57%           13/3.63%           12/4.07%            6/2.56%            5/2.94%
------------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%     15/4.46%           16/4.47%           14/4.75%            9/3.85%            6/3.53%
------------------------------------------------------------------------------------------------------------------------
 Less than -2.0%             38/11.31%          39/10.89%          37/12.54%          31/13.25%          14/8.24%
------------------------------------------------------------------------------------------------------------------------
 Total                      336/100%           358/100%           295/100%           234/100%           170/100%
------------------------------------------------------------------------------------------------------------------------

*Commenced operations on January 30, 2008.



                                                                 PROSPECTUS | 43

TOTAL RETURN INFORMATION


The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended May 31, 2009.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.



                                                              CUMULATIVE TOTAL
                                                                 RETURNS SINCE
                                                            INCEPTION* THROUGH
 FUND/INDEX NAME                                                  MAY 31, 2009
================================================================================
  Claymore/AlphaShares China Real Estate ETF (at NAV)                  -25.59%
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Real Estate ETF (at Market)               -23.93%
--------------------------------------------------------------------------------
  AlphaShares China Real Estate Index                                  -24.27%
--------------------------------------------------------------------------------
  Morgan Stanley Capital International China Index                     -31.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Claymore/AlphaShares China Small Cap Index ETF (at NAV)              -14.34%
--------------------------------------------------------------------------------
  Claymore/AlphaShares China Small Cap Index ETF (at Market)           -12.20%
--------------------------------------------------------------------------------
  AlphaShares China Small Cap Index                                    -12.56%
--------------------------------------------------------------------------------
  Morgan Stanley Capital International China Index                     -21.18%
--------------------------------------------------------------------------------


* The Claymore/AlphaShares China Real Estate ETF commenced operations on December 18, 2007. The Claymore/AlphaShares China Small Cap Index ETF commenced operations on January 30, 2008.




44 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION
Existing Shareholders or Prospective Investors

o Call your broker
o www.claymore.com

DEALERS
o www.claymore.com
o Distributor Telephone: (888) 949-3837


INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information dated September 30, 2009, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Funds, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.




PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


SEPTEMBER 30, 2009


Investment Company Act File No. 811-21910.






                                                             ETF-PRO-HAOTAO-0909

Logo:
CLAYMORE(SM)

PROSPECTUS


ROB  Claymore/Robb Report Global
     Luxury Index ETF

CRO  Claymore/Zacks Country
     Rotation ETF




LOGO: EXCHANGE-TRADED FUNDS

CLAYMORE
EXCHANGE-TRADED
FUND TRUST 2

SEPTEMBER 30, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                         PAGE

Introduction--Claymore Exchange--Traded Fund Trust 2                      3

Who Should Invest                                                         3

Tax-Advantaged Product Structure                                          4


Claymore/Robb Report Global Luxury Index ETF                              5

Claymore/Zacks Country Rotation ETF                                      12

Secondary Investment Strategies                                          20

Additional Risk Considerations                                           21

Investment Advisory Services                                             22

Purchase and Redemption of Shares                                        25

How to Buy and Sell Shares                                               27

Frequent Purchases and Redemptions                                       31

Fund Service Providers                                                   31

Index Providers                                                          32

Disclaimers                                                              32

Federal Income Taxation                                                  34

Other Information                                                        36

Financial Highlights                                                     37


For More Information                                      inside back cover



No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

INTRODUCTION--CLAYMORE
EXCHANGE-TRADED FUND TRUST 2


The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 14 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to two funds of the Trust, Claymore/Robb Report Global Luxury Index ETF and Claymore/Zacks Country Rotation ETF (each, a "Fund" and together, the "Funds").

The shares ("Shares") of each Fund are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of Shares set forth in the table below, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.


 FUND(S)                                                    CREATION UNIT SIZE
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                           200,000 Shares
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                   80,000 Shares
--------------------------------------------------------------------------------



WHO SHOULD INVEST

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.


                                                                  PROSPECTUS | 3

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on national securities exchanges, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.



4 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF



INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Robb Report Global Luxury Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Robb Report Global Luxury Index. The Index is comprised of no fewer than 20 and up to 100 equity securities traded on major global developed market exchanges, as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of companies whose primary business is the provision of global luxury goods and services. These may include retailers, manufacturers (which may include automobiles, boats, aircraft, and consumer electronics), travel and leisure firms, and investment and other professional services firms. The designation of such firms as "luxury" is determined by the publisher of the Robb Report Magazine, CurtCo Robb Media, LLC (the "Robb Report" or the "Index Provider"). Robb Report generally defines "developed markets" as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of global developed markets consists of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States of America. The Fund will at all times invest at least 90% of its total assets in common stock and ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment



                                                                  PROSPECTUS | 5
techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


INDEX METHODOLOGY
The Robb Report Global Luxury Index is comprised of companies whose primary business is the provision of global luxury goods and services. All stocks in the Robb Report Global Luxury Index are selected from the global investable universe of companies whose primary business is the provision of global luxury goods and services, as determined by the Index Provider. The Index Provider weights the Index's constituents using a modified market cap weighting methodology. The Index Provider does not guarantee the inclusion of all relevant companies in the Index. The Index is adjusted annually.


INDEX CONSTRUCTION
1. Potential Index constituents include all equities trading on major U.S. and global developed market exchanges from within the Index universe as defined above.

2. The Index Provider selects no fewer than 20 and up to 100 constituents designed to be a representative basket of global luxury goods and services companies.

3. The selected companies are chosen and given a modified market cap weighting with a maximum weight of 5% to any one constituent. Companies based in the U.S. will comprise at most 50% of the Index as of each rebalance.

4. Selected companies must have a market capitalization at or above $500 million at the time of each rebalance and must either derive a significant portion (based on publicly available financial data) of their revenues from the sale of global luxury goods and services, as defined by the Index Provider or in the estimation of the Index Provider, have valuations that are significantly driven by the provision of global luxury goods and services.

5. The Index will contain constituent representation from at least three countries. In the event that fewer than three countries make the final constituent list, the next available global luxury company from a non-represented country will be included.

6.   The constituent selection process and Index rebalance is repeated annually.


PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.



6 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Luxury Risk. The success of companies that sell luxury goods and services may depend heavily on the disposable household income and consumer spending of a relatively small segment of the general population, rather than the consumer population as a whole. Changes in consumer taste among such segment of the population can also affect the demand for, and success of, luxury goods and services in the marketplace. Consumer spending on luxury goods and services can also be adversely affected as a result of declines in consumer confidence levels, even if prevailing economic conditions are favorable. In an economic downturn, consumer discretionary spending levels generally decline, often resulting in disproportionately large reductions in the sale of luxury goods and services.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

As of August 31, 2009, a significant percentage of the Index is comprised of securities of companies from France. To the extent that the Index is focused on securities of any one country, including France, the value of the Index, and thus the Fund, will be especially affected by adverse developments in such country, including the risks described above.


Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to



                                                                  PROSPECTUS | 7
the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


FUND PERFORMANCE

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.




8 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Bar Chart:

 CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------

2008(1)                              -49.94%

(1.) The Fund commenced operations on July 30, 2007. The Fund's year-to-date total return was 10.52% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -8.54% and -26.38%, respectively, for the quarters ended 6/30/2008 and 12/31/2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE                                         SINCE
PERIOD ENDED DECEMBER 31, 2008                            1 YEAR      INCEPTION(1)
----------------------------------------------------------------------------------

Returns Before Taxes                                     -49.94%           -38.23%
After Taxes on Distribution                              -50.37%           -38.62%
After Taxes on Distribution and Sale of Shares           -32.46%           -32.15%
Robb Report Global Luxury Index                          -48.87%           -35.70%
Morgan Stanley Capital International World Index(2)      -42.20%           -30.00%
----------------------------------------------------------------------------------

1. The inception date of the Fund was July 30, 2007.

2 The Morgan Stanley Capital International World Index is a float-adjusted capitalization weighted index created to measure equity market performance throughout the world. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


                                                                  PROSPECTUS | 9

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order(1)              $1,000
================================================================================
 Maximum creation/redemption transaction fee per order (1)              $4,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
================================================================================
 Distribution and service (12b-1) fees(3)                                   --%
================================================================================

 Other expenses                                                          4.25%
================================================================================
 Total annual Fund operating expenses                                    4.75%
================================================================================
 Expense Waiver and Reimbursements(4)                                    4.00%
================================================================================
 Net Operating Expenses                                                  0.75%
================================================================================


1. Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

2. Expressed as a percentage of average net assets.

3. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

4. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0. 70% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0. 70% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund in the secondary market.


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One Year*           Three Years*        Five Years*          Ten Years*
================================================================================

 $77                 $240                $1,319               $4,040

================================================================================


CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $16,319, $48,937, $264,745 and $809,002 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 11

CLAYMORE/ZACKS COUNTRY ROTATION ETF



INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Country Rotation Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.



PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The Index is comprised of 200 stocks selected, based on investment and other criteria, from a universe of international companies listed on developed international market exchanges. Zacks Investment Research, Inc. ("Zacks" or the "Index Provider") defines developed international markets as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of developed international markets consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The companies in the universe are selected using a proprietary methodology developed by Zacks. The Fund will at all times invest at least 90% of its total assets in common stock and ADRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


12 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INDEX METHODOLOGY

The Zacks Country Rotation Index uses a proprietary, multi-factor quantitative methodology developed by Zacks to seek to determine those countries with potentially superior risk-return profiles and within those countries select a basket of stocks. The approach is specifically designed to enhance investment applications and investability. The Index is designed to select and weight a group of stocks which have the potential on a risk-adjusted basis to outperform the MSCI EAFE Index and other developed international benchmark indices. The Index is adjusted semiannually.


INDEX CONSTRUCTION

1. Potential Index constituents include all international equities listed on developed international market exchanges. Zacks defines developed international markets as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of developed international markets consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

2. Country allocations are chosen based on a quantitative methodology proprietary to Zacks from the eligible countries as detailed above.


3. Each company within the chosen countries is ranked using a quantitative rules-based multi-factor methodology that focuses on company growth, liquidity, relative value and other factors.

4. The country allocation and constituent ranking, reconstitution, and rebalancing process is repeated on a semiannual basis.


PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt



                                                                 PROSPECTUS | 13
instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

As of August 31, 2009, a significant percentage of the Index is comprised of securities of companies from Japan and Hong Kong. To the extent that the Index is focused on securities of any one country, including Japan and Hong Kong, the value of the Index, and thus the Fund, will be especially affected by adverse developments in such country, including the risks described above.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.




14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semiannual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


                                                                 PROSPECTUS | 15

FUND PERFORMANCE

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart:

CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------
2008(1)                              -46.21%

(1.) The Fund commenced operations on July 11, 2007. The Fund's year-to-date total return was 8.57% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -3.10% and -22.13%, respectively, for the quarters ended 6/30/08 and 12/31/08. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

AVERAGE ANNUAL TOTAL RETURNS FOR THE                                     SINCE
PERIOD ENDED DECEMBER 31, 2008                            1 YEAR  INCEPTION(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                     -46.21%       -33.83%
After Taxes on Distribution                              -47.04%       -34.64%
After Taxes on Distribution and Sale of Shares           -30.04%       -28.68%
Zacks Country Rotation Index                             -45.18%       -32.42%
Morgan Stanley Capital International EAFE Index(2)       -43.38%       -32.70%
--------------------------------------------------------------------------------
1. The inception date of the Fund was July 11, 2007.

2 The Morgan Stanley Capital International EAFE Index is a
capitalization-weighted measure of stock markets in 21 developed markets of Europe, Australasia and the Far East. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------




                                                                 PROSPECTUS | 17

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order (1)             $4,000
================================================================================
 Maximum creation/redemption transaction fee per order (1)             $16,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
================================================================================
 Distribution and service (12b-1) fees(3)                                  --%
================================================================================

 Other expenses                                                          2.56%
================================================================================
 Total annual Fund operating expenses                                    3.06%
================================================================================
 Expense Waiver and Reimbursements(4)                                    2.36%
================================================================================
 Net Operating Expenses                                                  0.70%
================================================================================


1. Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $4,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

2. Expressed as a percentage of average net assets.

3. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

4. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One Year*           Three Years*        Five Years*          Ten Years*
================================================================================

 $72                 $224                $932                 $2,825

================================================================================

CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 200,000 Shares (each block of 200,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $4,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $4,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $39,753, $115,936, $469,900 and $1,416,672 if the Creation Unit
is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 19

SECONDARY INVESTMENT STRATEGIES

As a primary investment strategy, each Fund will at all times invest at least 90% of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise its respective Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."



20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca as applicable, necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.



                                                                 PROSPECTUS | 21

INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISER

Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of June 30, 2009, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $12.9 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets.


The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding the percentage of average net assets per year of each Fund, as set forth in the table below, (the "Expense Cap"), at least until December 31, 2011.


 FUND(S)                                                           EXPENSE CAP
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                                    0.65%
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                           0.70%
--------------------------------------------------------------------------------


The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the applicable Expense Cap set forth in the table above (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.




22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.

Under the 1940 Act, consummation of this transaction will result in the automatic termination of the Advisory Agreement. The transaction is expected to close on or about September 30, 2009 (such closing date being the "Effective Date"). Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Advisory Agreement.




                                                                 PROSPECTUS | 23

APPROVAL OF ADVISORY AGREEMENT
A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the semi-annual report to shareholders dated November 30, 2008. A discussion regarding the Board of Trustees' approval of the Interim Advisory Agreement and New Advisory Agreement will be available in the semi-annual report to shareholders to be dated November 30, 2009.



PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.



24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

PURCHASE AND REDEMPTION OF SHARES


GENERAL
The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSEArca symbols set forth in the chart below.


 NAME OF FUND                                          NYSE ARCA TICKER SYMBOL
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                             ROB
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                                      CRO
--------------------------------------------------------------------------------

Share prices are reported in dollars and cents per Share.


Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of the applicable number of Shares as set forth in the table below, and as discussed in the "Creations, Redemptions and Transaction Fees" section below.



 FUND(S)                                                    CREATION UNIT SIZE
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                            200,000 Shares
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                    80,000 Shares
--------------------------------------------------------------------------------



                                                                 PROSPECTUS | 25

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.



26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

HOW TO BUY AND SELL SHARES


PRICING FUND SHARES

The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca, on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca, on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S.



                                                                 PROSPECTUS | 27
business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.


CREATION UNITS
Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


HOW TO BUY SHARES

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


The following fixed creation transaction fees per transaction for the Funds (the "Creation Transaction Fee") set forth in the table below are applicable to each transaction regardless of the number of Creation Units purchased in the transaction.



28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                                                                FIXED CREATION
                                                              TRANSACTION FEES
 FUND                                                        (PER TRANSACTION)
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                          $1,000
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                                   $4,000
--------------------------------------------------------------------------------

A variable charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


REDEMPTION OF SHARES

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole



                                                                 PROSPECTUS | 29

Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

The following fixed redemption transaction fees per transaction for the Funds (the "Redemption Transaction Fee") set forth in the table below are applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.



                                                              FIXED REDEMPTION
                                                              TRANSACTION FEES
 FUND                                                        (PER TRANSACTION)
--------------------------------------------------------------------------------
  Claymore/Robb Report Global Luxury Index ETF                          $1,000
--------------------------------------------------------------------------------
  Claymore/Zacks Country Rotation ETF                                   $4,000
--------------------------------------------------------------------------------

A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.



DISTRIBUTIONS
Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.


DISTRIBUTION PLAN AND SERVICE PLAN
The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the



30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

FUND SERVICE PROVIDERS

Claymore Advisors, LLC is the administrator of each Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for each Fund.


Dechert LLP serves as counsel to each Fund.


Ernst & Young LLP serves as each Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.




                                                                 PROSPECTUS | 31

INDEX PROVIDERS


Robb Report is the Index Provider for the Claymore/Robb Report Global Luxury Index ETF. Robb Report is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Robb Report to use the Index.

Zacks Investment Research, Inc. is the Index Provider for the Claymore/Zacks Country Rotation ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use the Index.


Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

DISCLAIMERS


The "Zacks Country Rotation Index" is a trademark of Zacks and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Zacks Country Rotation ETF and its Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Fund or its Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Share. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


The "Robb Report Global Luxury Index" is a registered trademark of Robb Report and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Robb Report and Robb Report makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Robb Report Global Luxury Index ETF and its Shares are not sponsored, endorsed, sold or promoted by CurtCo Robb Media, LLC, Robb Report Magazine and its affiliates ("Licensor"). Licensor makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in or trading securities generally or in the Fund particularly or the ability of the Robb Report Global Luxury Index to track general stock market performance. Licensor's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Licensor and of the Robb Report Global Luxury Index, which is determined, composed and calculated solely by Licensor without regard to Investment Adviser or the



32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Claymore/Robb Report Global Luxury Index ETF. Licensor has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Robb Report Global Luxury Index. Licensor is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.


Dow Jones, its affiliates, sources and distribution agents (together, the "Indicative Value Calculation Agent") shall not be liable to the Claymore/Zacks Country Rotation ETF or the Investment Adviser, any customer or any third party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the intraday indicative value with respect to the Fund ("Indicative Value") or any data related to (the "Data") or (ii) any decision made or action taken by the Fund or the Investment Adviser, any customer or third party in reliance upon the Data. The Indicative Value Calculation Agent does not make any warranties, express or implied, to the Fund or the Investment Adviser, any investor in the Fund or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by the Fund or the Investment Adviser, any investors in the Fund or other person in connection with the use of the Data. The Indicative Value Calculation Agent shall not be liable to the Fund or the Investment Adviser, any investor in the Fund or other third parties for any damages, including without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.


The Investment Adviser does not guarantee the accuracy and/or the completeness of each Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of each Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Index even if notified of the possibility of such damages.





                                                                 PROSPECTUS | 33

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o Your Fund makes distributions,


o You sell your Shares listed on the NYSE Arca, and


o You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.




34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.


By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.



TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are invited to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.




                                                                 PROSPECTUS | 35

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in each Fund's Statement of Additional Information.


36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.



                                                                 PROSPECTUS | 37

CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF

                                                                            FOR THE PERIOD
                                                            FOR THE YEAR   JULY 30, 2007**
 PER SHARE OPERATING PERFORMANCE                                   ENDED           THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD              MAY 31, 2009      MAY 31, 2008
===============================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                           $ 22.20          $  23.80
-----------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                 0.19              0.14
   Net realized and unrealized gain (loss)                         (9.01)            (1.70)
-----------------------------------------------------------------------------------------------
     Total from investment operations                              (8.82)            (1.56)
-----------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                           (0.29)            (0.04)
-----------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                 $ 13.09          $  22.20
===============================================================================================
  MARKET VALUE, END OF PERIOD                                    $ 12.96          $  22.28
===============================================================================================
  TOTAL RETURN* (b)
   Net asset value                                               -39.58%            -6.57%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                         $ 4,189          $  8,880
   Ratio of net expenses to average net assets*                    0.75%             1.21%(c)
   Ratio of net investment income to average net assets*           1.32%             0.73%(c)
   Portfolio turnover rate (d)                                       14%               26%

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of total expenses to average net assets              4.75%             3.81%(c)
        Ratio of net investment income (loss) to average
        net assets                                                -2.68%            -1.87%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.



38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ZACKS COUNTRY ROTATION ETF


                                                                            FOR THE PERIOD
                                                            FOR THE YEAR   JULY 11, 2007**
 PER SHARE OPERATING PERFORMANCE                                   ENDED           THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD              MAY 31, 2009      MAY 31, 2008
===============================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                           $ 24.41          $  25.08
-----------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                 0.47              0.59
   Net realized and unrealized gain (loss)                        (10.16)            (1.08)
-----------------------------------------------------------------------------------------------
     Total from investment operations                              (9.69)            (0.49)
-----------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                           (0.60)            (0.18)
-----------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                 $ 14.12          $  24.41
===============================================================================================
  MARKET VALUE, END OF PERIOD                                    $ 14.20          $  24.60
===============================================================================================
  TOTAL RETURN*(b)
   Net asset value                                               -39.47%            -2.00%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                         $ 5,649          $  9,764
   Ratio of net expenses to average net assets*                    0.70%             1.24%(c)
   Ratio of net investment income to average net assets*           3.07%             2.53%(c)
   Portfolio turnover rate (d)                                      170%               51%

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of expenses to average net assets                    3.06%             2.98%(c)
        Ratio of net investment income (loss) to average
        net assets                                                 0.71%             0.79%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.




                                                                 PROSPECTUS | 39

PREMIUM/DISCOUNT INFORMATION
The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund. The information shown for each Fund is for the fiscal year ended May 31, 2009 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.



40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF*


                          Number of           Number of           Number of           Number of           Number of
                       Days/Percentage     Days/Percentage     Days/Percentage     Days/Percentage     Days/Percentage
                        of Total Days       of Total Days       of Total Days       of Total Days       of Total Days
                         (Fiscal Year         (Quarter            (Quarter            (Quarter            (Quarter
                        Ended 5/31/09)      Ended 6/30/09)      Ended 3/31/09)     Ended 12/31/08)      Ended 9/30/08)
----------------------------------------------------------------------------------------------------------------------------
 Greater than 2.0%         28/6.09%            28/5.81%            28/6.68%            24/6.70%            13/4.42%
----------------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%     11/2.39%            11/2.28%            11/2.63%             9/2.51%             9/3.06%
----------------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%     28/6.09%            28/5.81%            27/6.44%            25/6.98%            22/7.48%
----------------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%     66/14.35%           67/13.90%           64/15.27%           62/17.32%           60/20.41%
----------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%   192/41.74%          205/42.53%          170/40.57%          155/43.30%          141/47.96%
----------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%   52/11.30%           58/12.03%           46/10.98%           34/9.50%            31/10.54%
----------------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%   38/8.26%            40/8.30%            29/6.92%            22/6.15%            11/3.74%
----------------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%   17/3.70%            17/3.53%            16/3.82%             7/1.96%             3/1.02%
----------------------------------------------------------------------------------------------------------------------------
 Less than -2.0%           28/6.09%            28/5.81%            28/6.68%            20/5.59%             4/1.36%
----------------------------------------------------------------------------------------------------------------------------
 Total                    460/100%            482/100%            419/100%            358/100%            294/100%
----------------------------------------------------------------------------------------------------------------------------

* Commenced operations on July 30, 2007.


CLAYMORE/ZACKS COUNTRY ROTATION ETF*


                          Number of           Number of           Number of           Number of           Number of
                       Days/Percentage     Days/Percentage     Days/Percentage     Days/Percentage    Days/Percentage
                        of Total Days       of Total Days       of Total Days       of Total Days       of Total Days
                         (Fiscal Year         (Quarter            (Quarter            (Quarter            (Quarter
                        Ended 5/31/09)      Ended 6/30/09)      Ended 3/31/09)     Ended 12/31/08)      Ended 9/30/08)
----------------------------------------------------------------------------------------------------------------------------

 Greater than 2.0%         36/7.56%            36/7.23%            35/8.05%            29/7.75%            14/4.52%
----------------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%     25/5.25%            26/5.22%            21/4.83%            18/4.81%            14/4.52%
----------------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%     52/10.92%           52/10.44%           51/11.72%           46/12.30%           44/14.19%
----------------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%     75/15.76%           80/16.06%           67/15.40%           58/15.51%           55/17.74%
----------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%   158/33.19%          168/33.73%          146/33.56%          132/35.29%          122/39.35%
----------------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%   58/12.18%           61/12.25%           52/11.95%           48/12.83%           40/12.90%
----------------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%   29/6.09%            31/6.22%            25/5.75%            16/4.28%            11/3.55%
----------------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%   19/3.99%            20/4.02%            15/3.45%            11/2.94%             7/2.26%
----------------------------------------------------------------------------------------------------------------------------
 Less than -2.0%           24/5.04%            24/4.82%            23/5.29%            16/4.28%             3/0.97%
----------------------------------------------------------------------------------------------------------------------------
 Total                    476/100%            498/100%            435/100%            374/100%            310/100%
----------------------------------------------------------------------------------------------------------------------------

*Commenced operations on July 11, 2007.



                                                                 PROSPECTUS | 41

TOTAL RETURN INFORMATION

The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended May 31, 2009.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.




                                                                Cumulative Total
                                                                 Returns Since
                                                                   Inception*
                                                                    Through
 Fund/index Name                                                  May 31, 2009
================================================================================
 Claymore/Robb Report Global Luxury Index ETF (at NAV)              -43.55%
--------------------------------------------------------------------------------
 Claymore/Robb Report Global Luxury Index ETF (at Market)           -44.12%
--------------------------------------------------------------------------------
 Robb Report Global Luxury Index                                    -41.62%
--------------------------------------------------------------------------------
 Morgan Stanley Capital International World Index                   -33.96%
================================================================================

 Claymore/Zacks Country Rotation ETF (at NAV)                       -40.68%
--------------------------------------------------------------------------------
 Claymore/Zacks Country Rotation ETF (at Market)                    -40.35%
--------------------------------------------------------------------------------
 Zacks Country Rotation ETF                                         -38.81%
--------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index                    -39.09%
================================================================================

* Claymore/Zacks Country Rotation ETF commenced operations on July 11, 2007. Claymore/Robb Report Global Luxury Index ETF commenced operations on July 30, 2007.


42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2


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FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
o Call your broker
o www.claymore.com


DEALERS
o www.claymore.com
o Distributor Telephone: (888) 949-3837


INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information dated September 30, 2009, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Funds, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.




PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


SEPTEMBER 30, 2009



Investment Company Act File No. 811-21910.




Logo
CLAYMORE(SM)                                         ETF-PRO-CROROB-0909

Logo
CLAYMORE(SM)



PROSPECTUS


CUT  Claymore/Beacon Global Timber
     Index ETF

FRN  Claymore/BNYMellon Frontier
     Markets ETF

SEA  Claymore/Delta Global Shipping
     Index ETF

HGI  Claymore/Zacks International
     Multi-Asset Income Index ETF




LOGO EXCHANGE-TRADED FUNDS



CLAYMORE
EXCHANGE-TRADED
FUND TRUST 2



SEPTEMBER 30, 2009



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                         Page

Introduction--Claymore Exchange--Traded Fund Trust 2                      3

Who Should Invest                                                         3

Tax-Advantaged Product Structure                                          4


Claymore/Beacon Global Timber Index ETF                                   5

Claymore/BNYMellon Frontier Markets ETF                                  14

Claymore/Delta Global Shipping Index ETF                                 24

Claymore/Zacks International Multi-Asset Income Index ETF                30

Secondary Investment Strategies                                          39

Additional Risk Considerations                                           40

Investment Advisory Services                                             41

Purchase and Redemption of Shares                                        44

How to Buy and Sell Shares                                               46

Frequent Purchases and Redemptions                                       50

Fund Service Providers                                                   51

Index Providers                                                          51

Disclaimers                                                              51

Federal Income Taxation                                                  54

Other Information                                                        56

Financial Highlights                                                     57


For More Information                                      inside back cover





No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

INTRODUCTION--CLAYMORE
EXCHANGE-TRADED FUND TRUST 2


The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 14 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to four funds of the Trust, Claymore/Beacon Global Timber Index ETF, Claymore/BNYMellon Frontier Markets ETF, Claymore/Delta Global Shipping Index ETF and Claymore/Zacks International Multi-Asset Income Index ETF (each, a "Fund" and together, the "Funds").

The shares ("Shares") of each fund are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of Shares set forth in the table below, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.


 FUND(S)                                                      CREATION UNIT SIZE
--------------------------------------------------------------------------------
  Claymore/Zacks International Multi-Asset Income Index ETF       200,000 Shares
--------------------------------------------------------------------------------
  Claymore/Beacon Global Timber Index ETF;                         80,000 Shares
  Claymore/Delta Global Shipping Index ETF;
  Claymore/BNYMellon Frontier Markets ETF
--------------------------------------------------------------------------------



WHO SHOULD INVEST

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.



                                                                  PROSPECTUS | 3

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on national securities exchanges, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.


4 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/BEACON GLOBAL TIMBER
INDEX ETF*



INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Beacon Global Timber Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.



PRIMARY INVESTMENT STRATEGIES


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Beacon Global Timber Index. All stocks in the Index are selected from the universe of global timber companies. Beacon Indexes LLC ("Beacon" or the "Index Provider") defines global timber companies as firms who own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. Potential Index constituents include securities with market capitalizations greater than $300 million, which includes securities of all market capitalizations, as determined by Beacon. Beacon does not guarantee the inclusion of all relevant companies in the Index. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


* Effective June 15, 2009 the name of this Fund changed to Claymore/Beacon Global Timber Index ETF from Claymore/Clear Global Timber Index ETF and the name of the Fund's underlying index changed to the Beacon Global/Timber Index from the Clear Global Timber Index.




                                                                  PROSPECTUS | 5

INDEX METHODOLOGY


The Beacon Global Timber Index is designed to track the performance of common stocks of global timber companies. The universe of eligible securities includes firms who own or lease forested land and harvest the timber for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. The Index Provider identifies global timber companies predominantly through proprietary research and use of the Standard and Poor's Global Industry Classification Standard (GICS). After identification of a global timber company (as defined above) through proprietary research, Beacon searches through publicly available information about such companies via Bloomberg, Reuters, and other more widely available resources including Yahoo Finance, Google, and individual company web sites to determine that the company harvests timber from forested land owned or leased by such company rather than purchasing timber externally as a raw material for product development. Potential Index constituents are categorized as follows according to their degree of exposure to timber: Category A is comprised of companies with high exposure to timber by virtue of owning and/or managing forested land and marketing forest products; Category B includes companies with medium exposure to timber by virtue of owning and/or managing forested land and marketing paper products or packaging materials; and Category C is comprised of companies with low exposure to timber by virtue of marketing forest products or paper products or packaging materials while not owning and/or managing forested land and harvesting trees. Companies with Category C exposure are not considered for inclusion in the Index.


The weighting of companies within the Index reflects the distribution of forest land across regions of the world. Index constituents with forested land exclusively in North America reflect the worldwide proportion of North American forested land, while Index components with forested land outside of North America reflect the worldwide proportion of forested land outside North America. This information is based on public sources including the UN Food and Agriculture Organization. Companies that exclusively own or lease forested land in North America are limited in their representation in the Index to the proportion of forested land in North America. To maintain this proportion, of the companies that own or lease forest land exclusively in North America, only Category A firms are included. Companies in the rest of the world from both Categories A and B comprise the balance of the Index. Company weights are assigned using a modified market cap weighting method, with no company weight exceeding 4.5% at the time of each rebalance. In the event that companies outside North America make up a proportion of the Index less than their representative weight in forest land, the North American company weights will be increased to make up the difference, including Category B North American firms if required. Likewise, if North American Category A companies make up a proportion of the Index less than their representative weight in forest land, the weights of companies outside North America will be increased to make up the difference.


The Index constituent selection methodology was developed by Beacon as a quantitative approach to select stocks from the Index universe. The constituent selection model evaluates and selects stocks from the Index universe using a proprietary, 100% rules-based methodology developed by Beacon. The approach is specifically designed to enhance investment applications and investability. The constituent selection process is repeated annually and the Index rebalance is conducted quarterly.




6 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INDEX CONSTRUCTION


Eligible securities include all common stocks listed on global exchanges that meet the following criteria at of the time of each reconstitution. Beacon, based upon publicly available information, verifies that each company included in the universe of potential Index constituents meets the following criteria:


1. Potential Index constituents include all equities, ADRs and GDRs of global timber companies, as defined above, trading on U.S. and global exchanges.

2. Potential Index constituents must have a minimum average daily trading volume greater than or equal to 75,000 shares and minimum average daily trading volume of over $500,000 over the past month.

3. Index constituents must have a market capitalization greater than or equal to $300 million at the time of each reconstitution.

4. The Index includes all companies from Category A that exclusively own/lease forested land in North America, along with Category A and Category B firms from the rest of the world.

5. Each constituent is ranked for inclusion using a 100% rules-based methodology described above under "Index Methodology."

6. The selected companies are weighted using a modified market capitalization weighting methodology. Each company can have a maximum weight of 4.5% at the time of each reconstitution.

7. The constituent selection process is repeated annually and the Index rebalance is conducted quarterly.


PRIMARY INVESTMENT RISKS

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt



                                                                  PROSPECTUS | 7
instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.


Global Timber Industry Risk. As the Index is comprised of issuers in the global timber industry, the Fund is therefore focused in that industry. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy. The market value of securities of global timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, global timber companies may harvest less timber than expected. Global timber companies involved in the forest, paper and packaging products industries are highly competitive globally, including significant competition from non-wood and engineered wood products, and no single company is dominant. These industries have suffered, and continue to suffer, from excess capacity. Global timber companies are subject to many federal, state and local environmental, health and safety laws and regulations, particularly with respect to the restoration and reforestation of timberlands, harvesting timber near waterways, discharges of pollutants and emissions, and the management, disposal and remediation of hazardous substances or other contaminants. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which the Fund may invest if they have significant operations or investments in foreign countries. In particular, tariffs, quotas or trade agreements can also affect the markets for products of global timber companies, particularly wood products. In addition, rising interest rates and general economic conditions may affect the demand for timber products.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging



8 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.


The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.



                                                                  PROSPECTUS | 9

FUND PERFORMANCE

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


Bar Chart:

CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------

2008(1)                           -48.67%

(1.) The Fund commenced operations on November 9, 2007. The Fund's year-to-date total return was 13.86% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -8.78% and -26.14%, respectively, for the quarters ended 6/30/08 and 12/31/08. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



10 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

AVERAGE ANNUAL TOTAL RETURNS FOR THE                                       SINCE
PERIOD ENDED DECEMBER 31, 2008                            1 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                     -48.67%         -46.15%
After Taxes on Distribution                              -49.27%         -46.76%
After Taxes on Distribution and Sale of Shares           -31.63%         -39.25%
Beacon Global Timber Index                               -47.89%         -43.97%
Dow Jones World Forestry & Paper Index(2)                -46.50%         -45.84%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was November 9, 2007.

(2.) The Dow Jones World Forestry & Paper Index is a float-adjusted capitalization weighted index that provides a broad measure of the world forestry and paper markets. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


                                                                 PROSPECTUS | 11

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.


SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
 Standard creation/redemption transaction fee per order(1)              $1,000
--------------------------------------------------------------------------------
 Maximum creation/redemption transaction fee per order(1)               $4,000
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
 Other expenses                                                          0.58%
--------------------------------------------------------------------------------
 Total annual Fund operating expenses                                    1.08%
--------------------------------------------------------------------------------
 Expense Waiver and Reimbursements(4)                                    0.37%
--------------------------------------------------------------------------------
 Net Operating Expenses                                                  0.71%
--------------------------------------------------------------------------------


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.



12 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One Year*       Three Years*    Five Years*     Ten Years*
============================================================
$73             $227            $482            $1,211
------------------------------------------------------------


CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $15,505, $46,407, $97,349 and $243,237 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 13

CLAYMORE/BNY MELLON
FRONTIER MARKETS ETF


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the BNY Mellon New Frontier DR Index (the "Frontier Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before fees and expenses, the performance of the Frontier Index. The Frontier Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of certain countries that are represented in the Index. As of August 31, 2009, the Frontier Index was comprised of 36 constituents. The Frontier Index tracks the performance of depositary receipts, in ADR or GDR form, that trade on the London Stock Exchange ("LSE"), New York Stock Exchange ("NYSE"), NYSE Arca, Inc. ("NYSEArca"), NYSEAMEX, and Nasdaq Stock Market ("NASDAQ") of companies from countries that are defined as the "Frontier Market." The Bank of New York Mellon, the Fund's index provider ("BNY Mellon" or the "Index Provider"), defines Frontier Market countries based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. The countries currently are: Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, United Arab Emirates, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Nigeria, Tunisia, Zimbabwe, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovak Republic, Slovenia, Ukraine, Bangladesh, Pakistan, Papua New Guinea, Sri Lanka, Vietnam, Peru, Chile, Colombia, Ecuador, Jamaica, Panama and Trinidad & Tobago. The universe of potential Index constituents includes all liquid ADRs and GDRs which meet the criteria set forth under "Index Construction" with respect to trading volume, market capitalization and price. As of August 31, 2009, potential Index constituents include securities with free-float market capitalizations greater than $100 million, which may include securities of all market capitalizations, as defined by the Index Provider.

The Fund will normally invest at least 80% of its total assets in ADRs and GDRs that comprise the Index. The Fund also will normally invest at least 80% of its total assets in securities of issuers from Frontier Market countries (whether directly or through ADRs or GDRs), as defined by the Index Provider from time to time in the manner set forth above. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in these policies or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying stocks represented by the ADRs or GDRs comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing improved liquidity relative to the ADR



14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 or GDR; (b) when an ADR or GDR is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR or GDR is traded. The Fund will at all times invest at least 80% of its total assets in component securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index (including underlying stocks in respect of ADRs or GDRs that comprise the Index).

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


INDEX METHODOLOGY

The Frontier Index tracks the performance of depositary receipts in ADR or GDR form that trade on the LSE, NYSE, NYSE Arca, NYSEAMEX and NASDAQ of companies from countries that are part of the Frontier Market, as defined by the Index Provider. The Index Provider currently defines the Frontier Market countries as:
Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, United Arab Emirates, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Nigeria, Tunisia, Zimbabwe, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovak Republic, Slovenia, Ukraine, Bangladesh, Pakistan, Papua New Guinea, Sri Lanka, Vietnam, Peru, Chile, Colombia, Ecuador, Jamaica, Panama and Trinidad & Tobago. The universe of potential constituents includes all liquid ADRs and GDRs which meet the criteria below with respect to trading volume, market capitalization and price. As of August 31, 2009, the Index's constituent countries were represented (in approximate market capitalization) in the Index as follows: Chile 29.3%, Egypt 16.3%, Poland 15.9%, Columbia 11.2%, Kazakhstan 6.2%, Peru 5.2%, Czech Republic 3.5%, Lebanon 3.4%, Nigeria 2.9%, Oman 1.7%, Qatar 1.5%, Bahrain 1.0%, Pakistan 0.8%, Ukraine 0.5%, Estonia 0.4% and Georgia 0.3%.


INDEX CONSTRUCTION

1. The Frontier Index consists of all ADRs and GDRs of companies from Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, United Arab Emirates, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Nigeria, Tunisia, Zimbabwe, Bulgaria, Croatia, Czech Republic,




                                                                 PROSPECTUS | 15

     Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovak Republic, Slovenia, Ukraine, Bangladesh, Pakistan, Papua New Guinea, Sri Lanka, Vietnam, Peru, Chile, Colombia, Ecuador, Jamaica, Panama and Trinidad & Tobago that meet the following criteria:

     o Minimum 10 days traded during the previous 3 months and average daily ADR or GDR volume greater than or equal to 10,000 shares or 50,000 ordinary shares in the local market. In the case of new ADRs or GDRs whose trading period is less than 3 months, average daily volume for the available time period will be used in the determination.

     o Free-float adjusted market capitalization greater than or equal to $100 million.

     o    Price greater than $3.

     o To improve the investability of the Index and avoid adverse tax consequences for investors, passive foreign investment companies are excluded based on the best information available (such as information available through the Investment Company Institute and publicly available filings).

2. The ADR Index Administrator, subject to periodic review by a policy steering committee known as the BNY Mellon ADR Index Committee, performs a quarterly review of the Index methodology. Any changes to the methodology will be publicly disclosed on www.bnymellonadr.com prior to implementation of the change.

3. The Index is weighted based on a modified capitalization method, using a formula based upon the aggregate of prices times share quantities. The number of shares used in the Index calculation generally represents the entire class(es) or series of shares, adjusted for free-float, that trade in the local market and also trade in the form of depositary receipts in the United States and the United Kingdom. Adjustments are made to ensure that no single security exceeds 10% of the Index and, with respect to the bottom 55% of the Index weight, that no single security represents more than 4.5% of the Index.

4. The Index is adjusted for changes in shares and float that may affect the weighting of constituents generally on a quarterly basis.


PRIMARY INVESTMENT RISKS

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other


16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Risks of Investing In Frontier Securities. Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders of U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.




                                                                 PROSPECTUS | 17

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund Shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the price of the Fund's Shares to decline.

Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund's portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund. Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund.



18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

In addition, if deterioration occurs in a frontier country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

As of August 31, 2009, a significant percentage of the Index is comprised of securities of companies from Poland, Egypt and Chile. To the extent that the Index is focused on securities of any one country, including Poland, Egypt or Chile, the value of the Index, and thus the Fund, will be especially affected by adverse developments in such country, including the risks described above.

Political Risk. Certain of the frontier countries may be subject to a greater degree of political and social instability than is the case in more developed countries. Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, popular unrest associated with demands for improved political, economic and social conditions, internal insurgencies, hostile relations with neighboring countries and ethnic, religious and racial disaffection. Some frontier countries may be affected by a greater degree of public corruption and crime, including organized crime.

Licensing, Custody and Settlement Risk. Approval of governmental authorities may be required prior to investing in the securities of companies based in certain frontier countries. Delays in obtaining such an approval would delay investments in the particular country.

Rules adopted under the Investment Company Act of 1940, as amended, permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund may invest, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Certain countries in which the Fund may invest utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer's securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting.

Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The




                                                                 PROSPECTUS | 19
specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer.

Once blocked, the only manner in which to remove this block would be to withdraw a previously cast vote, or to abstain from voting all together. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed.

Share blocking may present operational challenges for the Fund and Authorized Participants, including the effect that an imposed block would have on pending trades. Pending trades may be caused to fail and could potentially remain unsettled for an extended period of time. Fails may also expose the transfer agent and the fund to "Buy In" situations in which if unable to deliver shares after a certain period of time, a counter party has the right to go to market, purchase a security at the current market price and have any additional expense borne by the fund or transfer agent.

As a result of the ramifications of voting ballots in share blocking proxy markets, the Investment Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.



20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.




                                                                 PROSPECTUS | 21

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
 Standard creation/redemption transaction fee per order(1)              $1,000
--------------------------------------------------------------------------------
 Maximum additional creation/redemption transaction fee per order(1)    $4,000
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
--------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees(3)                               --%
--------------------------------------------------------------------------------
 Other expenses                                                          1.72%
--------------------------------------------------------------------------------
 Total annual Fund operating expenses                                    2.22%
--------------------------------------------------------------------------------
 Expense Waiver and Reimbursements(4)                                    1.27%
--------------------------------------------------------------------------------
 Net Operating Expenses                                                  0.95%
--------------------------------------------------------------------------------

(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0. 65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.


22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR*       THREE YEARS*    FIVE YEARS*     TEN YEARS*
=============================================================
$97             $303            $817            $2,233
-------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION
TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. The value of a Creation Unit as of first creation was approximately $2,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $20,385, $61,541, $164,374 and $447,536 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 23

CLAYMORE/DELTA
GLOBAL SHIPPING INDEX ETF


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called Delta Global Shipping Index (the "Shipping Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before the Fund's fees and expenses, the performance of the Shipping Index. The Index is designed to measure the performance of companies listed on global developed market exchanges within the maritime shipping industry (as defined below). Delta Global Indices, LLC ("Delta Global" or the "Index Provider") defines developed markets as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. This category currently consists of the major stock exchanges in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United States or the United Kingdom. As of August 31, 2009, the market capitalizations of stocks included in the Index range from $220 million to $17.0 billion, which includes small-, mid- and large-capitalization stocks as defined by the Index Provider. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs"), global depositary receipts ("GDRs") and master limited partnerships ("MLPs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks



24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


INDEX METHODOLOGY

The Index currently consists of 30 companies within the maritime shipping industry. The Index Provider defines the shipping industry to include companies within the following business segments of the maritime shipping industry: companies deriving a significant portion (in excess of 80%) of their revenues (as determined in the manner set forth below) from the seaborne transport of dry bulk goods and the leasing and/or operating of tanker ships, container ships, specialty chemical ships and ships that transport liquid natural gas ("LNG") or dry bulk goods.


INDEX CONSTRUCTION

Delta Global verifies that each company included in the universe of potential Index constituents meets the following criteria:

1. All global publicly-traded companies with any connection to the maritime shipping industry are identified by company description database searches and bottom-up industry research of publicly available information and databases.

2. Companies that are identified through the initial search are put into two groups based on a review of the company's public filings and company description information:

     o "Qualifying" Group: companies that generate in excess of 80% of their revenues from the seaborne transport of dry bulk goods and the leasing and/or operating of tanker ships, container ships, specialty chemical ships and ships that transport LNG or dry bulk goods.

     o "Excluded" Group: companies that are either not involved in seaborne shipping of the goods described above or leasing and/or operating of the ships described above or, if they are, receive less than 80% of their overall revenues from such operations.

3. From the securities in the Qualifying Group, securities eligible for inclusion in the Index must be listed on a developed market exchange, have a minimum market capitalization greater than or equal to $250 million at the reference date preceding each reconstitution and have a minimum 30-day average daily trading volume of $2 million (measured in U.S. dollars) at the reference date preceding each reconstitution. Securities in the Qualifying Group which do not meet these liquidity and market cap criteria are excluded from consideration as an Index constituent.

4. From the remaining securities in the Qualifying Group, all securities listed on a major U.S. stock exchange shall be included. Should the remaining universe include more than 30 U.S.-listed securities, the 30 most liquid of these equities will be included. Should the remaining universe include fewer than 30 U.S. listed securities, securities listed on global developed market exchanges will be included, in order of their average daily volumes measured in U.S. dollars. Companies eligible for inclusion in the Index must have their shares listed on a major stock exchange in a country that meets the Index Provider's criteria for "developed markets," which currently consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy,


                                                                 PROSPECTUS | 25

     Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United States or the United Kingdom.

5. A modified dividend weighting mechanism is applied to constitute the final Index, with higher-yielding securities based on their indicated dividend yield being more highly weighted according to a proprietary methodology created by the Index Provider. No single security weight will exceed 4% of the Index at the time of each rebalance.

6. The Index will be reconstituted annually, with rebalancing occurring quarterly. Should a company in the Index cease to be traded due to a merger, bankruptcy or other event, that constituent will be replaced immediately by the next qualifying security not currently included in the Index at the same weight as the removed constituent.


PRIMARY INVESTMENT RISKS

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Global Shipping Industry Risk. As the Index is comprised of issuers in the global shipping industry, the Fund is therefore focused in that industry. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy. Companies in the global shipping industry are subject to volatile fluctuations in the price and supply of energy fuels, steel, raw materials and other products transported by containerships. In addition, changes in seaborne transportation patterns, weather patterns and events including hurricane activity, commodities prices, international politics and conflicts, port congestion, canal closures, embargoes and labor strikes can significantly affect companies involved in the maritime shipping of crude oil, dry bulk and container cargo.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market



26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Master Limited Partnership Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.




                                                                 PROSPECTUS | 27

FUND PERFORMANCE

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 SHAREHOLDER FEES (paid directly by Authorized Participants)
================================================================================
 Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
 Standard creation/redemption transaction fee per order(1)                $500
--------------------------------------------------------------------------------
 Maximum additional creation/redemption transaction fee per order(1)    $2,000
--------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
 Other expenses                                                          1.28%
--------------------------------------------------------------------------------
 Total annual Fund operating expenses                                    1.78%
--------------------------------------------------------------------------------
 Expense Waiver and Reimbursements(4)                                    0.83%
--------------------------------------------------------------------------------
 Net Operating Expenses                                                  0.95%
--------------------------------------------------------------------------------

(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs up to 0.25% of the Fund's average net assets, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0. 65% expense cap are:
(a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0. 65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.



28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ONE YEAR*       THREE YEARS*    FIVE YEARS*     TEN YEARS*
===========================================================
$97             $303            $717            $1,874
-----------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction. The value of a Creation Unit as of first creation was approximately $2,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $19,885 if the Creation Unit is redeemed after one year, and $61,041, $143,851 and $375,363 if the Creation Unit is redeemed after three years , five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 29

CLAYMORE/ZACKS INTERNATIONAL
MULTI-ASSET INCOME INDEX ETF*


INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks International Multi-Asset Income Index (the "International Multi-Asset Income Index" or "Index").* The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks International Multi-Asset Income Index. The Index is comprised of 150 stocks selected, based on investment and other criteria, from a universe of international companies, global REITs, master limited partnerships ("MLPs"), Canadian royalty trusts, American depositary receipts ("ADRs") of emerging market companies and U.S. listed closed-end funds that invest in international companies. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in stocks that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


* Effective November 3, 2008, the name of this Fund changed to Claymore/Zacks International Multi-Asset Income Index ETF from Claymore/ Zacks International Yield Hog Index ETF and the name of the Fund's underlying index changed to the Zacks International Multi-Asset Income Index from the Zacks International Yield Hog Index.


30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INDEX METHODOLOGY


The Zacks International Multi-Asset Income Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks. The Index is designed to select a diversified group of stocks with the potential to outperform the MSCI EAFE Index and other benchmark indices on a risk-adjusted basis.


The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a yield and risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted semi-annually.


INDEX CONSTRUCTION


1. Potential Index constituents include all non-U.S. listed equities that pay dividends and are compliant with U.S. generally accepted accounting principles, global REITs, MLPs, Canadian royalty trusts, ADRs of emerging market companies and U.S. listed closed-end funds that invest in international companies.


2. The Index is comprised of the 150 highest-ranking equities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. Each company is ranked using a quantitative rules-based methodology that includes yield, company growth, liquidity, relative value, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those companies that offer the greatest yield potential.

3. The 150 constituents are chosen and are weighted based on a proprietary method developed by Zacks within each investment type.

4. The constituent selection process as well as the ranking, reconstitution, and rebalancing of the Index is repeated semi-annually.


PRIMARY INVESTMENT RISKS

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its



                                                                 PROSPECTUS | 31
financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


Emerging Markets Risk. Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as described above, but to a heightened degree. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Financial Services Sector Risk.The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the




32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.


Canadian Risk. As the Fund invests in Canadian royalty trusts and stocks listed on the Toronto Stock Exchange, the Fund is subject to the following risks:

   Commodity Exposure Risk.The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

   Reliance on Exports Risk. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy.

   U.S. Economic Risk. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada's largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada's dependency on the U.S. economy.

   Structural Risk (Political Risk). In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Canadian Royalty Trust Risk. As the Fund invests in Canadian royalty trusts, it is subject to the following risks applicable to Canadian royalty trusts:

   Lack of diversification. The royalty trusts in which the Fund invests are heavily invested in oil and gas.

   Potential sacrifice of growth. Potential growth may be sacrificed because revenue is passed on to a royalty trust's unit holders (such as the Fund), rather than reinvested in the business.

   No guarantees. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.



                                                                 PROSPECTUS | 33

   Potential for tax recharacterization or changes. Under amendments to the Income Tax Act (Canada) passed in 2007 (the "SIFT Rules"), certain trusts (defined as "SIFT trusts") are taxable on certain income and gains on a basis similar to that which applies to a corporation, with the result that tax efficiencies formerly available in respect of an investment in the trust may cease to be available. A royalty trust may be a SIFT trust. A trust that began public trading before November 1, 2006 will not be subject to the SIFT Rules until the first year of the trust that ends in 2011, unless the trust exceeds "normal growth guidelines" incorporated by reference into the Income Tax Act (Canada). In addition, as a result of the SIFT Rules, some trusts may undertake reorganization transactions, the costs of which may affect the return earned on an investment in the trust. After any such conversion, tax efficiencies that were formerly available in respect of an investment in the trust may cease to be available. Accordingly, the SIFT Rules have had and may continue to have an effect on the trading price of investments in royalty trusts, and consequently could impact the value of Shares of the Fund.


REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Master Limited Partnership Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Risks of Investing in Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.



34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.



FUND PERFORMANCE

The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.




                                                                 PROSPECTUS | 35

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


Bar Chart:

CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------

2008(1)                             -44.71%

(1.) The Fund commenced operations on July 11, 2007. The Fund's year-to-date total return was 16.85% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -3.41% and -24.82%, respectively, for the quarters ended 6/30/08 and 12/31/08. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE                                       SINCE
PERIOD ENDED DECEMBER 31, 2008                        1 YEAR        INCEPTION(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                 -44.71%              35.08%
After Taxes on Distribution                          -45.25%             -36.22%
After Taxes on Distribution and Sale of Shares       -28.42%             -29.62%
Zacks International Multi-Asset Income Index         -43.55%             -34.31%
Morgan Stanley Capital InternationalEAFE Index(2)    -43.38%             -32.65%
--------------------------------------------------------------------------------

(1.) The inception date of the Fund was April 2, 2007.

(2.) The Morgan Stanley Capital International EAFE Index is a
capitalization-weighted measure of stock markets in 21 developed markets of Europe, Australasia and the Far East. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
================================================================================
 Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
 Standard creation/redemption transaction fee per order (1)             $2,000
--------------------------------------------------------------------------------
 Maximum creation/redemption transaction fee per order (1)              $8,000
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
 Other expenses                                                          1.48%
--------------------------------------------------------------------------------
 Acquired Fund Fees and Expenses(4)                                      0.16%
--------------------------------------------------------------------------------
 Total annual Fund operating expenses                                    2.14%
--------------------------------------------------------------------------------
 Expense Waiver and Reimbursements(5)                                    1.28%
--------------------------------------------------------------------------------
 Net Operating Expenses                                                  0.86%
--------------------------------------------------------------------------------


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $2,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4.) Acquired Fund Fees and Expenses include the Fund's pro rata portion of the management fees and operating expenses of closed-end funds in which the Fund invests. Since Acquired Fund Fees and Expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.

(5.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The Acquired Fund Fees and Expenses set forth in the fee table also are not included in the operating expenses of the Fund subject to such limit. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. Acquired Fund Fees and Expenses are not subject to the Expense Cap.




                                                                 PROSPECTUS | 37

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


ONE YEAR*       THREE YEARS*    FIVE YEARS*     TEN YEARS*
==========================================================
$88             $274            $772            $2,145
----------------------------------------------------------


CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES


The Fund issues and redeems Shares at NAV only in large blocks of 200,000 Shares (each block of 200,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $45,890, $139,197, $387,853 and $1,074,454 if the Creation Unit
is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

SECONDARY INVESTMENT STRATEGIES


As a primary investment strategy, each Fund will at all times invest at least 80% or 90%, as applicable, of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise its respective Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."



                                                                 PROSPECTUS | 39

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.



40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISER


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of June 30, 2009, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $12.9 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets.


The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs, (up to 0.25% of average net assets for the Claymore/Beacon Global Timber Index ETF, Claymore/BNY Mellon Frontier Markets ETF and Claymore/Delta Global Shipping Index ETF) brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding the percentage of average net assets per year of each Fund, as set forth in the table below, (the "Expense Cap"), at least until December 31, 2011.


 FUND(S)                                                           EXPENSE CAP
--------------------------------------------------------------------------------
 Claymore/BNYMellon Frontier Markets ETF;                                0.65%
 Claymore/Zacks International Multi-Asset Income Index ETF;
 Claymore/Beacon Global Timber Index ETF;
 Claymore/Delta Global Shipping Index
--------------------------------------------------------------------------------

The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the applicable Expense Cap set forth in the table above (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders,



                                                                 PROSPECTUS | 41
compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.

Under the 1940 Act, consummation of this transaction will result in the automatic termination of the Advisory Agreement. The transaction is expected to close on or about September 30, 2009 (such closing date being the "Effective Date"). Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Trustees acting separately). Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Advisory Agreement.




42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

APPROVAL OF ADVISORY AGREEMENT

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the annual report to shareholders dated May 31, 2008 for the Claymore/Beacon Global Timber Index ETF, and is available in the semi-annual report to shareholders dated November 30, 2008 for the other Funds. A discussion regarding the Board of Trustees' approval of the Interim Advisory Agreement and New Advisory Agreement will be available in the semi-annual report to shareholders to be dated November 30, 2009.



PORTFOLIO MANAGEMENT

The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.



                                                                 PROSPECTUS | 43

PURCHASE AND REDEMPTION OF SHARES


GENERAL

The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca, at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSEArca symbols set forth in the chart below.


 NAME OF FUND                                            NYSE ARCA TICKER SYMBOL
--------------------------------------------------------------------------------
 Claymore/Beacon Global Timber Index ETF                                     CUT
--------------------------------------------------------------------------------
 Claymore/BNYMellon Frontier Markets ETF                                     FRN
--------------------------------------------------------------------------------
 Claymore/Delta Global Shipping Index ETF                                    SEA
--------------------------------------------------------------------------------
 Claymore/Zacks International Multi-Asset Income Index ETF                   HGI
--------------------------------------------------------------------------------

Share prices are reported in dollars and cents per Share.


Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of the applicable number of Shares as set forth in the table below, and as discussed in the "Creations, Redemptions and Transaction Fees" section below.



 FUND(S)                                                      CREATION UNIT SIZE
--------------------------------------------------------------------------------
 Claymore/Zacks International Multi-Asset Income Index ETF        200,000 Shares
--------------------------------------------------------------------------------
 Claymore/Beacon Global Timber Index ETF;                          80,000 Shares
 Claymore/BNYMellon Frontier Markets ETF;
 Claymore/Delta Global Shipping Index ETF
--------------------------------------------------------------------------------


44 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.


                                                                 PROSPECTUS | 45

HOW TO BUY AND SELL SHARES


PRICING FUND SHARES


The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca, on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca, on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S.



46 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.


CREATION UNITS

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


HOW TO BUY SHARES


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca, (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.




                                                                 PROSPECTUS | 47

The following fixed creation transaction fees per transaction for the Funds (the "Creation Transaction Fee") set forth in the table below are applicable to each transaction regardless of the number of Creation Units purchased in the transaction.



                                                                FIXED CREATION
                                                              TRANSACTION FEES
 FUND                                                        (PER TRANSACTION)
--------------------------------------------------------------------------------
  Claymore/Beacon Global Timber Index ETF                               $1,000
--------------------------------------------------------------------------------
  Claymore/BNYMellon Frontier Markets ETF                               $1,000
--------------------------------------------------------------------------------
  Claymore/Delta Global Shipping Index ETF                              $  500
--------------------------------------------------------------------------------
  Claymore/Zacks International Multi-Asset Income Index ETF             $2,000
--------------------------------------------------------------------------------


A variable charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


REDEMPTION OF SHARES


Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to




48 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

The following fixed redemption transaction fees per transaction for the Funds (the "Redemption Transaction Fee") set forth in the table below are applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.



                                                              FIXED REDEMPTION
                                                              TRANSACTION FEES
 FUND                                                        (PER TRANSACTION)
--------------------------------------------------------------------------------
 Claymore/Beacon Global Timber Index ETF                                $1,000
--------------------------------------------------------------------------------
 Claymore/BNYMellon Frontier Markets ETF                                $1,000
--------------------------------------------------------------------------------
 Claymore/Delta Global Shipping Index ETF                               $  500
--------------------------------------------------------------------------------
 Claymore/Zacks International Multi-Asset Income Index ETF              $2,000
--------------------------------------------------------------------------------


A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


DISTRIBUTIONS

Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


Income dividends, if any, are distributed to shareholders annually except for the Claymore/Delta Global Shipping Index ETF and Claymore/Zacks International Multi-Asset Income Index ETF, which distribute quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.




                                                                 PROSPECTUS | 49

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.


DISTRIBUTION PLAN AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.



50 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FUND SERVICE PROVIDERS

Claymore Advisors, LLC is the administrator of each Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for each Fund.


Dechert LLP serves as counsel to each Fund.


Ernst & Young LLP serves as each Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS


Beacon Indexes LLC is the Index Provider for the Claymore/Beacon Global Timber Index ETF. Beacon is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Beacon to use the Index.

BNY Mellon is the Index Provider for the Claymore/BNY Mellon Frontier Markets ETF. BNY Mellon is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BNY Mellon to use the Index.

Delta Global is the Index Provider for the Claymore/Delta Global Shipping Index ETF. Delta Global is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Delta Global to use the Index.

Zacks Investment Research, Inc. is the Index Provider for the Claymore/Zacks International Multi-Asset Income Index ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use the Index.


Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

DISCLAIMERS


The "Zacks International Multi-Asset Income Index" is a trademark of Zacks and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Zacks International Multi-Asset Income Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Fund or its Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into




                                                                 PROSPECTUS | 51
consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

"BNY Mellon" and the "BNY Mellon New Frontier DR Index" are service marks of The Bank of New York Corporation (the "Bank") and have been licensed for use for certain purposes by the Investment Adviser.

The Claymore/BNY Mellon Frontier Markets ETF and its Shares are not sponsored, endorsed, sold, recommended or promoted by the Bank or any of its subsidiaries or affiliates, and none of the Bank or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in financial products generally or in the Fund particularly, the ability of the BNY Mellon New Frontier DR Index to track market performance or the suitability or appropriateness of the Fund for shareholders of the Fund or such member of the public. The relationship between the Bank, on one hand, and Claymore, on the other, is limited to the licensing of certain trademarks, trade names and the Index, which is determined, composed and calculated by the Bank or its agent without regard to Claymore or the Fund. Neither the Bank nor any of its subsidiaries or affiliates has any obligation to take the needs of Claymore or the shareholders of the Fund into consideration in determining, composing or calculating The Bank of New York Mellon New Frontier DR Index. Neither the Bank nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Neither the Bank nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the Fund.

The "Beacon Global Timber Index" is a trademark of Beacon and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Beacon and Beacon makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Beacon Global Timber Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Beacon. Beacon makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Beacon to track general stock market performance. Beacon's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Beacon and of the data supplied by Beacon, which is determined, composed and calculated by Beacon without regard to the Fund or its Shares. Beacon has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Beacon. Beacon is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Beacon has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.



52 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

The "Delta Global Shipping Index" is a registered trademark of Delta Global and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Delta Global and Delta Global makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/Delta Global Shipping Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Delta Global. Delta Global makes no representation, condition or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. Delta Global's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Delta Global and of the Index, which is determined, composed and calculated by Delta Global without regard to the Investment Adviser or the Fund. Delta Global has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. Delta Global shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

Dow Jones, its affiliates, sources and distribution agents (together, the "Indicative Value Calculation Agent") shall not be liable to the Claymore/Beacon Global Timber Index ETF and Claymore/Zacks International Multi-Asset Income Index ETF, or the Investment Adviser, any customer or any third party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the intraday indicative value with respect to the Funds ("Indicative Value") or any data related to (the "Data") or (ii) any decision made or action taken by the Funds or the Investment Adviser, any customer or third party in reliance upon the Data. The Indicative Value Calculation Agent does not make any warranties, express or implied, to the Funds or the Investment Adviser, any investor in the Funds or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by the Funds or the Investment Adviser, any investors in the Funds or other person in connection with the use of the Data. The Indicative Value Calculation Agent shall not be liable to the Funds or the Investment Adviser, any investor in the Funds or other third parties for any damages, including without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

The Investment Adviser does not guarantee the accuracy and/or the completeness of each Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of each Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Index even if notified of the possibility of such damages.




                                                                 PROSPECTUS | 53

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o Your Fund makes distributions,


o You sell your Shares listed on the NYSE Arca, and


o You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS


Dividends from net investment income, if any, are declared and paid annually except for the Claymore/Delta Global Shipping Index ETF and Claymore/Zacks International Multi-Asset Income Index ETF, which distribute quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S.




54 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.


By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.



TAXES ON EXCHANGE-LISTED SHARES SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are invited to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.



                                                                 PROSPECTUS | 55

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in each Fund's Statement of Additional Information.



56 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.



                                                                 PROSPECTUS | 57

CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF



                                                                                    FOR THE
                                                                                     PERIOD
                                                                                NOVEMBER 9,
                                                             FOR THE YEAR            2007**
PER SHARE OPERATING PERFORMANCE                                     ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                MAY 31, 2009      MAY 31, 2008
=============================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                      $       22.03       $     24.91
---------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                  0.47              0.33
   Net realized and unrealized gain (loss)                          (7.56)            (3.13)
---------------------------------------------------------------------------------------------
     Total from investment operations                               (7.09)            (2.80)
---------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                            (0.41)            (0.08)
=============================================================================================
  NET ASSET VALUE, END OF PERIOD                            $       14.53       $     22.03
=============================================================================================
  MARKET VALUE, END OF PERIOD                               $       14.69       $     22.25
=============================================================================================
  TOTAL RETURN* (b)

   Net asset value                                                -31.77%           -11.25%

  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                    $      45,915       $    57,277
   Ratio of net expenses to average net assets*                     0.71%             0.95%(c)
   Ratio of net investment income to average net assets*            3.36%             2.72%(c)
   Portfolio turnover rate (d)                                        58%               23%

*   If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
      Ratio of total expenses to average net assets                 1.08%             1.43%(c)
      Ratio of net investment income (loss) to average net assets   2.99%             2.24%(c)

**  Commencement of investment operations.

(a) Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/BNYMELLON FRONTIER MARKETS ETF





                                                               FOR THE PERIOD
                                                              JUNE 12, 2008**
 PER SHARE OPERATING PERFORMANCE                                      THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   MAY 31, 2009
================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                          $       24.34
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                      0.36
   Net realized and unrealized gain (loss)                             (10.12)
--------------------------------------------------------------------------------
     Total from investment operations                                   (9.76)
--------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                (0.09)
================================================================================
  NET ASSET VALUE, END OF PERIOD                                $       14.49
================================================================================
  MARKET VALUE, END OF PERIOD                                   $       14.48
================================================================================
  TOTAL RETURN*(b)
   Net asset value                                                    -40.03%

  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                        $      15,066

   Ratio of net expenses to average net assets*                         0.95%(c)

   Ratio of net investment income to average net assets*                2.65%(c)

   Portfolio turnover rate (d)                                            29%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of expenses to average net assets                          2.22%(c)
       Ratio of net investment income (loss) to average net assets      1.38%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


                                                                 PROSPECTUS | 59

CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF





                                                               FOR THE PERIOD
                                                            AUGUST 25, 2008**
 PER SHARE OPERATING PERFORMANCE                                      THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   MAY 31, 2009
================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                          $       25.12
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                             0.73
   Net realized and unrealized gain (loss)                             (12.33)
--------------------------------------------------------------------------------
     Total from investment operations                                  (11.60)
--------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                (0.48)
================================================================================
  NET ASSET VALUE, END OF PERIOD                                 $      13.04
================================================================================
  MARKET VALUE, END OF PERIOD                                    $      13.70
================================================================================
  TOTAL RETURN *(b)
   Net asset value                                                    -45.89%

  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                         $     77,173

   Ratio of net expenses to average net assets*                         0.95%(c)

   Ratio of net investment income to average net assets*                9.24%(c)

   Portfolio turnover rate (d)                                            52%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to average net assets                    1.78%(c)
       Ratio of net investment income to average net assets             8.41%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET
INCOME INDEX ETF



                                                                                   FOR THE
                                                                                     PERIOD
                                                                                  JULY 11,
                                                             FOR THE YEAR            2007**
PER SHARE OPERATING PERFORMANCE                                     ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                MAY 31, 2009      MAY 31, 2008
=============================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD                      $       23.09       $     24.98
---------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                  0.78              0.88
   Net realized and unrealized gain (loss)                          (8.61)            (2.15)
---------------------------------------------------------------------------------------------
     Total from investment operations                               (7.83)            (1.27)
---------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS
  From and in excess of net investment income                       (0.86)            (0.62)
  Return of capital                                                 (0.09)                -
---------------------------------------------------------------------------------------------
   Total distribution to shareholders                               (0.95)            (0.62)
---------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $       14.31       $     23.09
=============================================================================================
  MARKET VALUE, END OF PERIOD                               $       14.44       $     24.00
=============================================================================================
TOTAL RETURN*(b)

  Net asset value                                                 -33.80%            -5.02%

  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                    $      14,311       $     9,234

   Ratio of net expenses to average net assets*                     0.70%             1.10%(c)

   Ratio of net investment income (loss) to average net assets*     5.56%             4.26%(c)

   Portfolio turnover rate(d)                                        114%              114%

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to average net assets                1.98%             2.61%(c)
       Ratio of net investment income (loss) to average net assets  4.28%             2.75%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

                                                                 PROSPECTUS | 61

PREMIUM/DISCOUNT INFORMATION


The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund. The information shown for each Fund is for the fiscal year ended May 31, 2009 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.



62 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF*


                              NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                           DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                            OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                            (FISCAL YEAR         (QUARTER            (QUARTER          (QUARTER           (QUARTER
                            ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
======================================================================================================================
 Greater than 2.0%            19/4.87%           19/4.61%            19/5.44%           18/6.25%            9/4.02%
----------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%        20/5.13%           20/4.85%            18/5.16%           18/6.25%           17/7.59%
----------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%        56/14.36%          59/14.32%           51/14.61%          48/16.67%          45/20.09%
----------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%        80/20.51%          85/20.63%           69/19.77%          61/21.18%          59/26.34%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%      128/32.82%         141/34.22%          116/33.24%          89/30.90%          80/35.71%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%      25/6.41%           25/6.07%            21/6.02%           12/4.17%            6/2.68%
----------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%      27/6.92%           28/6.80%            23/6.59%           14/4.86%            5/2.23%
----------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%      14/3.59%           14/3.40%            11/3.15%            8/2.78%            2/0.89%
----------------------------------------------------------------------------------------------------------------------
 Less than -2.0%              21/5.38%           21/5.10%            21/6.02%           20/6.94%            1/0.45%
======================================================================================================================
 Total                       390/100%           412/100%            349/100%           288/100%           224/100%
======================================================================================================================

*Commenced operations on June 27, 2007.

CLAYMORE/BNYMELLON FRONTIER MARKETS ETF*



                              NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                           DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                            OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                            (FISCAL YEAR         (QUARTER            (QUARTER          (QUARTER           (QUARTER
                            ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
======================================================================================================================
 Greater than 2.0%            79/32.51%          82/30.94%           78/38.61%          56/39.72%          24/31.17%
----------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%        16/6.58%           21/7.92%            16/7.92%           11/7.80%            7/9.09%
----------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%        24/9.88%           27/10.19%           23/11.39%          20/14.18%          16/20.78%
----------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%        21/8.64%           26/9.81%            20/9.90%           15/10.64%          13/16.88%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%       38/15.64%          41/15.47%           25/12.38%          19/13.48%          12/15.58%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%      12/4.94%           13/4.91%            10/4.95%            5/3.55%            0/0.00%
----------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%      15/6.17%           15/5.66%             8/3.96%            2/1.42%            2/2.60%
----------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%      14/5.76%           15/5.66%             8/3.96%            5/3.55%            1/1.30%
----------------------------------------------------------------------------------------------------------------------
 Less than -2.0%              24/9.88%           25/9.43%            14/6.93%            8/5.67%            2/2.60%
======================================================================================================================
 Total                       243/100%           265/100%            202/100%           141/100%            77/100%
======================================================================================================================

*Commenced operations on June 12, 2008.



                                                                 PROSPECTUS | 63

CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF*


                              NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                           DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                            OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                            (FISCAL YEAR         (QUARTER            (QUARTER          (QUARTER           (QUARTER
                            ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
======================================================================================================================
 Greater than 2.0%            16/8.33%           16/7.48%            16/10.60%          15/16.67%           3/11.54%
----------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%        13/6.77%           13/6.07%             7/4.64%            4/4.44%            1/3.85%
----------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%        23/11.98%          28/13.08%           17/11.26%           8/8.89%            1/3.85%
----------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%        30/15.63%          31/14.49%           26/17.22%          13/14.44%           3/11.54%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%       71/36.98%          82/38.32%           47/31.13%          19/21.11%           8/30.77%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%      11/5.73%           14/6.54%            10/6.62%            8/8.89%            4/15.38%
----------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%       9/4.69%           11/5.14%             9/5.96%            6/6.67%            2/7.69%
----------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%       6/3.13%            6/2.80%             6/3.97%            5/5.56%            1/3.85%
----------------------------------------------------------------------------------------------------------------------
 Less than -2.0%              13/6.77%           13/6.07%            13/8.61%           12/13.33%           3/11.54%
======================================================================================================================
 Total                       192/100%           214/100%            151/100%            90/100%            26/100%
======================================================================================================================

*Commenced operations on August 25, 2008.


CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME
INDEX ETF*


                              NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                           DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                            OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                            (FISCAL YEAR         (QUARTER            (QUARTER          (QUARTER           (QUARTER
                            ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
======================================================================================================================
 Greater than 2.0%            48/10.08%          48/9.64%            48/11.03%          44/11.76%          29/9.35%
----------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%        28/5.88%           35/7.03%            28/6.44%           25/6.68%           23/7.42%
----------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%        47/9.87%           53/10.64%           40/9.20%           34/9.09%           27/8.71%
----------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%        69/14.50%          75/15.06%           63/14.48%          57/15.24%          53/17.10%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%      136/28.57%         139/27.91%          118/27.13%          93/24.87%          77/24.84%
----------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%      49/10.29%          49/9.84%            42/9.66%           31/8.29%           25/8.06%
----------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%      39/8.19%           39/7.83%            37/8.51%           32/8.56%           29/9.35%
----------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%      21/4.41%           21/4.22%            20/4.60%           19/5.08%           16/5.16%
----------------------------------------------------------------------------------------------------------------------
 Less than -2.0%              39/8.19%           39/7.83%            39/8.97%           39/10.43%          31/10.00%
======================================================================================================================
 Total                       476/100%           498/100%            435/100%           374/100%           310/100%
======================================================================================================================

*Commenced operations on July 11, 2007.



64 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

TOTAL RETURN INFORMATION

The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended May 31, 2009.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.



                                                                 PROSPECTUS | 65

                                                                        CUMULATIVE TOTAL
                                                                         RETURNS SINCE
                                                                           INCEPTION*
                                                                            THROUGH
 FUND/INDEX NAME                                                          MAY 31, 2009
=========================================================================================
 Claymore/Beacon Global Timber Index ETF (at NAV)                            -39.45%
-----------------------------------------------------------------------------------------
 Claymore/Beacon Global Timber Index ETF (at Market)                         -38.81%
-----------------------------------------------------------------------------------------
 Beacon Global Timber Index                                                  -38.11%
-----------------------------------------------------------------------------------------
 Dow Jones World Forestry & Paper Index                                      -56.93%
=========================================================================================

 Claymore/BNYMellon Frontier Markets ETF (at NAV)                            -40.03%
-----------------------------------------------------------------------------------------
 Claymore/BNYMellon Frontier Markets ETF (at Market)                         -40.07%
-----------------------------------------------------------------------------------------
 BNY Mellon New Frontier DR Index                                            -39.96%
-----------------------------------------------------------------------------------------
 Morgan Stanley Capital InternationalEmerging Markets Index                  -29.86%
=========================================================================================

 Claymore/Delta Global Shipping Index ETF (at NAV)                           -45.89%
-----------------------------------------------------------------------------------------
 Claymore/Delta Global Shipping Index ETF (at Market)                        -43.17%
-----------------------------------------------------------------------------------------
 Delta Global Shipping Index                                                 -44.95%
-----------------------------------------------------------------------------------------
 Morgan Stanley Capital International World Index                            -25.03%
=========================================================================================

 Claymore/Zacks International Multi-Asset Income Index ETF (at NAV)          -37.12%
-----------------------------------------------------------------------------------------
 Claymore/Zacks International Multi-Asset Income Index ETF (at Market)       -36.58%
-----------------------------------------------------------------------------------------
 Zacks International Multi-Asset Income Index                                -36.57%
-----------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index                             -39.09%
=========================================================================================

* Claymore/Zacks International Multi-Asset Income Index ETF commenced operations on July 11, 2007. Claymore/Beacon Global Timber Index ETF commenced operations on November 9, 2007. Claymore/BNYMellon Frontier Markets ETF commenced operations on June 12, 2008. Claymore/Delta Global Shipping Index ETF commenced operations on August 25, 2008.




66 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

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




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




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




FOR MORE INFORMATION


EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
o Call your broker
o www.claymore.com


DEALERS
o www.claymore.com
o Distributor Telephone: (888) 949-3837


INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


LEGAL COUNSEL
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information dated September 30, 2009, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Funds, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.




PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


SEPTEMBER 30, 2009



Investment Company Act File No. 811-21910.



Logo
CLAYMORE(SM)                                               ETF-PRO-T2COMBO- 0909

Logo:
CLAYMORE(SM)

PROSPECTUS


EXB     Claymore/Beacon Global
        Exchanges, Brokers & Asset
        Managers Index ETF

ENY     Claymore/SWM Canadian Energy
        Income Index ETF





Logo: EXCHANGE-TRADED FUNDS

CLAYMORE
EXCHANGE-TRADED
FUND TRUST 2

SEPTEMBER 30, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                       Page

Introduction--Claymore Exchange--Traded Fund Trust 2                      3

Who Should Invest                                                         3

Tax-Advantaged Product Structure                                          4


Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF      5

Claymore/SWM Canadian Energy Income Index ETF                            13

Secondary Investment Strategies                                          22

Additional Risk Considerations                                           23

Investment Advisory Services                                             24

Purchase and Redemption of Shares                                        27

How to Buy and Sell Shares                                               29

Frequent Purchases and Redemptions                                       33

Fund Service Providers                                                   34

Index Providers                                                          34

Disclaimers                                                              34

Federal Income Taxation                                                  36

Other Information                                                        38

Financial Highlights                                                     39


For More Information                                      inside back cover




No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, Claymore Advisors, LLC, the Funds' investment adviser (the "Investment Adviser"), or the Funds' distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

INTRODUCTION--CLAYMORE
EXCHANGE-TRADED FUND TRUST 2


The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 14 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to two funds of the Trust, Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and Claymore/SWM Canadian Energy Income Index ETF, (each, a "Fund" and together, the "Funds").

The shares ("Shares") of each Fund are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 80,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

WHO SHOULD INVEST


The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.



                                                                  PROSPECTUS | 3

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on national securities exchanges, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.



4 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF*



INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Beacon Global Exchanges, Brokers & Asset Managers Index (the "Beacon EB&A Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.



PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Beacon EB&A Index. The Index is comprised of approximately 100 equity securities traded on global exchanges, including master limited partnerships ("MLPs"), as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of companies that operate a security exchange or brokerage/asset management firm as a primary business. The companies in the Index are intended to be representative of the highest ranking stocks in the global universe of companies engaged in these businesses as determined through independent research provided by Beacon Indexes LLC ("Beacon" or the "Index Provider"). As of August 31, 2009, the market capitalization of the Index constituents ranged from approximately $82 million to approximately $25.6 billion. The Index may include large-capitalization, mid-capitalization and small-capitalization companies as defined by Beacon. The Fund will at all times invest at least 90% of its total assets in equity securities, MLPs, ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may


* Effective June 15, 2009, the name of this Fund changed to Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF from Claymore/Clear Global Exchanges, Brokers & Assets Managers Index ETF and the name of the Fund's underlying index changed to Beacon Global Exchanges, Brokers & Asset Managers Index from Clear Global Exchanges, Brokers & Asset Managers Index.




                                                                  PROSPECTUS | 5
choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.



INDEX METHODOLOGY

The Beacon Global Exchanges, Brokers & Asset Managers Index is comprised of firms which operate a security exchange, a brokerage or an asset management firm as a primary business. All stocks in the Beacon EB&A Index are selected from the global universe of asset managers, brokers, and exchanges (the "Index universe") as defined herein. Beacon compiles the Index universe primarily by reference to the classification system of Global Industry Classification Standard ("GICS"). The Index universe includes all firms classified by GICS to be in either the "Asset Management & Custody Banks" or the "Investment Banking and Brokerage" sub-industries. Custody banks in the GICS "Asset Management & Custody Banks" sub-industry are excluded from the Index. However, investment banks in the GICS "Investment Banking and Brokerage" sub-industry may be included in the Index if such investment banks also operate a brokerage or asset management firm as a primary business. Exchanges are a subset of companies included in the "Specialized Finance" sub-industry by GICS, and Beacon determines via publicly available information whether each Specialized Finance company qualifies as an exchange by operating a public marketplace with access to clearing services for trading any or all of the following: equity (including common and preferred stocks), exchange-traded funds, closed-end funds, fixed income, options, or futures. The Index universe also includes firms classified as "Investment Brokerage - Regional," "Investment Brokerage - National," and "Asset Management" as defined by Hemscott Data via publicly available sources. Beacon does not guarantee the inclusion of all relevant companies in the Index universe.

The Index constituent selection methodology was developed by Beacon as a quantitative approach to selecting stocks from the Index universe. The constituent selection model evaluates and selects stocks from the Index universe using a proprietary, 100% rules-based methodology developed by Beacon. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted semi-annually.



INDEX CONSTRUCTION

1. Potential Index constituents include all equities trading on U.S. and international exchanges from within the Index universe as defined above. As of August 31, 2009, the market capitalization of the Index constituents ranged from approximately $82 million to approximately $25.6 billion.

2. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of several growth-oriented, multi-factor filters, and is sorted from highest to lowest.




6 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

3. The approximately 100 highest-ranking companies are chosen and given a modified market cap weighting with a maximum weight of 5%.

4. The constituent selection process and Index rebalance is repeated semi-annually.


PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.


Exchanges, Brokers & Asset Managers Industries Risk. Because the Index is concentrated in the exchanges, brokers and asset managers industries, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, the Fund may be more susceptible to any single economic, market, political or regulatory occurrence affecting those industries. Specifically, companies in the exchanges, brokers or asset managers industries are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. These regulations are subject to change at any time, and such changes may have an adverse impact on the operations of companies in these industries. The exchanges, brokers or asset managers industries can be significantly affected by stock and bond market activity, brokerage commission structures, and a competitive environment combined with the high operating leverage inherent in companies in these industries. In times of general turmoil in the credit and/or securities markets, such high operating leverage may threaten the ability of companies in these industries to survive. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. This situation has created instability in the financial markets and caused certain companies in the exchanges, brokers or asset managers industries to incur large losses. Numerous companies in those industries have experienced substantial declines in the valuations of their assets, taken action




                                                                  PROSPECTUS | 7
to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many companies in those industries to experience a dramatic decline in value. Moreover, companies in those industries have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock.


Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Master Limited Partnership Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.



8 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.



FUND PERFORMANCE
The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.



Bar Chart:
CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------
2008(1)                               -61.44%

(1.) The Fund commenced operations on June 27, 2007. The Fund's year-to-date total return was 30.12% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -11.43% and -32.72%, respectively, for the quarters ended 6/30/08 and 12/31/08. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




                                                                  PROSPECTUS | 9

AVERAGE ANNUAL TOTAL RETURNS FOR THE                                              SINCE
PERIOD ENDED DECEMBER 31, 2008                                     1 YEAR   INCEPTION(1)
----------------------------------------------------------------------------------------

Returns Before Taxes                                              -61.44%       -43.58%
After Taxes on Distribution                                       -62.31%       -44.43%
After Taxes on Distribution and Sale of Shares                    -39.93%       -36.57%
Beacon Global Exchanges, Brokers &Asset Managers Index            -60.86%       -41.44%
Dow Jones World Financials Index(2)                               -54.18%       -44.54%
----------------------------------------------------------------------------------------

1. The inception date of the Fund was June 27, 2007.

2. The Dow Jones World Financials Index is an index consisting of companies whose primary source of profits is the return on financial assets around the world. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


10 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order (1)             $1,500
================================================================================
 Maximum creation/redemption transaction fee per order (1)              $6,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
================================================================================
 Distribution and service (12b-1) fees(3)                                   --%
================================================================================

 Other expenses                                                          2.05%
================================================================================
 Total annual Fund operating expenses                                    2.55%
================================================================================
 Expense Waiver and Reimbursements(4)                                    1.85%
================================================================================
 Net Operating Expenses                                                  0.70%
================================================================================


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




                                                                 PROSPECTUS | 11

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ONE YEAR*           THREE YEARS*        FIVE YEARS*          TEN YEARS*
================================================================================

 $72                 $224                $817                 $2,431
================================================================================


CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $15,801, $46,274, $164,859 and $487,696 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.




12 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/SWM CANADIAN ENERGY
INCOME INDEX ETF


INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sustainable Canadian Energy Income Index (the "Energy Income Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Sustainable Canadian Energy Income Index. The Index is comprised of 30 stocks selected, based on investment and other criteria, from a universe of companies listed on the Toronto Stock Exchange (the "TSX"), NYSE AMEX, NASDAQ or NYSE. The universe of companies includes over 25 TSX listed Canadian royalty trusts and 20 oil sands resource producers that are classified as oil and gas producers. The companies in the universe are selected using criteria as identified by Sustainable Wealth Management, Ltd. ("SWM" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.



                                                                 PROSPECTUS | 13

INDEX METHODOLOGY
The Energy Income Index selection methodology is designed to combine the most profitable and liquid Canadian royalty trusts with the most highly focused and fastest growing oil sands producers using a tactical asset allocation model based on the trend in crude oil prices.

The Index constituent selection methodology was developed by SWM as an effective, fundamental approach designed to select stocks from a group of companies primarily listed on the TSX.

The Canadian royalty trust constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that have historically provided the highest profitability in the sector and meet minimum distribution yield, market cap and liquidity thresholds. The oil sands producers are selected on the basis of their focus on oil sands production, current production rate and projected production during the next 10 years. The oil sands producers must also pass minimum market capitalization and liquidity thresholds. Index constituents are updated annually or whenever a major corporate event occurs such as a merger or acquisition.

The Energy Income Index allocates between the oil sands and royalty trust constituents according to the current price trend of crude oil. If the current quarter's closing price is above the four quarter moving average price, crude oil is determined to be in a bull phase. If it is at or below the moving average price, crude oil is determined to be in a bear phase.

Asset Allocation by Crude Oil Price Trend


  BULL PHASE                BEAR PHASE
================================================================================
  Oil Sands       70%       Oil Sands       30%
--------------------------------------------------------------------------------
  Income Trust    30%       Income Trust    70%
--------------------------------------------------------------------------------

Crude oil price trends are evaluated at the end of each calendar quarter and tactical asset allocation adjustments are implemented on the first trading day of the new quarter.


INDEX CONSTRUCTION - OIL SANDS
1. Potential Index constituents are primarily Canadian based oil sands producers.

2. The potential Index constituents are then narrowed to a universe of companies that have a minimum market capitalization of $500 million and shares that have traded an average of $2 million per day in value over the last 100 trading days.

3. The Index constituents are weighted according to a proprietary formula that accounts for current and future oil sands production, focus on oil sands production, market capitalization and liquidity. For instance, an oil sands producer with a large oil sands production base and plans to increase production in the future that has a large market capitalization and liquidity will have a substantial weighting in the Index. The factors with the most influence on the Index weightings are current and future oil sands production and focus on oil sands production.

4.   The Index constituents are rebalanced annually on June 30.


14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

INDEX CONSTRUCTION - ROYALTY TRUSTS


1. Potential Index constituents are Canadian royalty trusts that are listed on the TSX. Currently there are about 25 royalty trusts listed on the TSX that are classified as oil and gas producers.

2. The potential Index constituents are then narrowed to a universe of companies that have a minimum market capitalization of $300 million and whose shares have traded an average of $2 million per day in value over the last 100 trading days, three years history of profit growth and an annual income distribution yield of 3% or higher.


3. The Index constituents are weighted according to a proprietary formula that accounts for historical profit growth, income yield, market capitalization and liquidity. For instance, a royalty trust with a strong track record of profit growth, high current yield and a large market capitalization and liquidity will have a substantial weighting in the Index. The factors with the most influence on the Index weightings are historical profit growth and yield.

4.   The Index constituents are rebalanced annually on June 30.


PRIMARY INVESTMENT RISKS
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Oils/Energy Sector Risk. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil



                                                                 PROSPECTUS | 15
exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Canadian Risk. As the Fund invests in Canadian royalty trusts and stocks listed on the TSX, the Fund is subject to the following risks:

     Commodity Exposure Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

     Reliance on Exports Risk. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy:

     U.S. Economic Risk. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada's largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada's dependency on the U.S. economy.

     Structural Risk (Political Risk). In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Canadian Royalty Trust Risk. As the Fund invests in Canadian royalty trusts, it is subject to the following risks applicable to Canadian royalty trusts:

     Lack of diversification. The royalty trusts in which the Fund invests are heavily invested in oil and gas.



16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

     Potential sacrifice of growth. Potential growth may be sacrificed because revenue is passed on to a royalty trust's unit holders (such as the Fund), rather than reinvested in the business.

     No guarantees. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.


     Potential for tax recharacterization or changes. Under amendments to the Income Tax Act (Canada) passed in 2007 (the "SIFT Rules"), certain trusts (defined as "SIFT trusts") are taxable on certain income and gains on a basis similar to that which applies to a corporation, with the result that tax efficiencies formerly available in respect of an investment in the trust may cease to be available. A royalty trust may be a SIFT trust. A trust that began public trading before November 1, 2006 will not be subject to the SIFT Rules until the first year of the trust that ends in 2011, unless the trust exceeds "normal growth guidelines" incorporated by reference into the Income Tax Act (Canada). In addition, as a result of the SIFT Rules, some trusts may undertake reorganization transactions, the costs of which may affect the return earned on an investment in the trust. After any such conversion, tax efficiencies that were formerly available in respect of an investment in the trust may cease to be available. Accordingly, the SIFT Rules have had and may continue to have an effect on the trading price of investments in royalty trusts, and consequently could impact the value of Shares of the Fund.


Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


                                                                 PROSPECTUS | 17

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.



FUND PERFORMANCE
The chart and table below illustrate annual calendar year returns for the calendar year ended December 31, 2008 as well as average annual Fund and index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the variability of Fund returns and the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.




18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

BAR CHART:

 CALENDAR YEAR TOTAL RETURN AS OF 12/31
--------------------------------------------------------------------------------

2008(1)                              -55.37%

(1.) The Fund commenced operations on July 3, 2007. The Fund's year-to-date total return was 21.77% as of June 30, 2009.

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were 27.23% and -45.18%, respectively, for the quarters ended 6/30/2008 and 12/31/2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE                                       SINCE
PERIOD ENDED DECEMBER 31, 2008                            1 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------

Returns Before Taxes                                     -55.37%         -39.24%
After Taxes on Distribution                              -56.26%         -40.44%
After Taxes on Distribution and Sale of Shares           -35.77%         -32.81%
Sustainable Canadian Energy Income Index                 -54.68%         -36.36%
Standard & Poor's/TSXComposite Index(2)                  -45.45%         -29.64%
--------------------------------------------------------------------------------
(1.) The inception date of the Fund was July 3, 2007.

(2.) The Standard & Poor's/TSX Composite Index is designed to track the performance of the largest companies on the Toronto Stock Exchange as measured by market capitalization. This index is unmanaged and it is not possible to invest directly in this index.
--------------------------------------------------------------------------------


                                                                 PROSPECTUS | 19

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly from your investment)
================================================================================
 Sales charges (loads)                                                    None
================================================================================
 Standard creation/redemption transaction fee per order (1)             $1,000
================================================================================
 Maximum creation/redemption transaction fee per order (1)              $4,000
================================================================================

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
================================================================================
 Management Fees                                                         0.50%
================================================================================
 Distribution and service (12b-1) fees(3)                                  --%
================================================================================

 Other expenses                                                          0.73%
================================================================================
 Total annual Fund operating expenses                                    1.23%
================================================================================
 Expense Waiver and Reimbursements(4)                                    0.52%
================================================================================
 Net Operating Expenses                                                  0.71%
================================================================================


(1.) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

(2.) Expressed as a percentage of average net assets.

(3.) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.


(4.) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.65% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.65% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One Year*           Three Years*        Five Years*          Ten Years*
================================================================================

 $73                 $227                $517                 $1,342

================================================================================

CREATION TRANSACTION FEES AND
REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $15,505, $46,407, $104,339 and $269,392 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the three-year, five-year and ten-year examples do not reflect the Expense Cap after such date.



                                                                 PROSPECTUS | 21

SECONDARY INVESTMENT STRATEGIES
As a primary investment strategy, each Fund will at all times invest at least 90% of its total assets in component securities that comprise its respective Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise its respective Index. As secondary investment strategies, the Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE Arca is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."



22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in the Funds.


Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.



                                                                 PROSPECTUS | 23

INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISER

Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of June 30, 2009, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $12.9 billion in assets. Claymore currently offers exchange-traded funds, unit investment trusts and closed-end funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets.


The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.65 of average net assets per year of each Fund, (the "Expense Cap"), at least until December 31, 2011.

The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the applicable Expense Cap set forth in the table above (excluding the expenses set forth above). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.


On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby




24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.

Under the 1940 Act, consummation of this transaction will result in the automatic termination of the Advisory Agreement. The transaction is expected to close on or about September 30, 2009 (such closing date being the "Effective Date"). Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Advisory Agreement.




                                                                PROSPECTUS | 25

APPROVAL OF ADVISORY AGREEMENT

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the semi-annual report to shareholders dated November 30, 2008. A discussion regarding the Board of Trustees' approval of the Interim Advisory Agreement and New Advisory Agreement will be available in the semi-annual report to shareholders to be dated November 30, 2009.



PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of each Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.



26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

PURCHASE AND REDEMPTION OF SHARES


GENERAL
The Shares are issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the NYSEArca symbols set forth in the chart below.


 NAME OF FUND                                                                NYSE ARCA TICKER SYMBOL
----------------------------------------------------------------------------------------------------
  Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index  ETF                         EXB
----------------------------------------------------------------------------------------------------
  Claymore/SWM Canadian Energy Income Index ETF                                                 ENY
----------------------------------------------------------------------------------------------------

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 80,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.




                                                                 PROSPECTUS | 27

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.



28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

HOW TO BUY AND SELL SHARES


PRICING FUND SHARES

The trading price of each Fund's shares on the NYSE Arca may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca disseminates the approximate value of Shares of the Funds every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The net asset value per Share for each Fund is determined once daily as of the close of the NYSE Arca, usually 4:00 p.m. Eastern time, each day the NYSE Arca is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca, on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca, on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S.



                                                                 PROSPECTUS | 29
business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Funds do not effect sales, redemptions and exchanges of their Shares.


CREATION UNITS
Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


HOW TO BUY SHARES

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the NYSE Arca. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


The following fixed creation transaction fees per transaction for the Funds (the "Creation Transaction Fee") set forth in the table below are applicable to each transaction regardless of the number of Creation Units purchased in the transaction.


30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                                                                           FIXED CREATION
                                                                         TRANSACTION FEES
 FUND                                                                   (PER TRANSACTION)
-----------------------------------------------------------------------------------------
  Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF             $1,500
-----------------------------------------------------------------------------------------
  Claymore/SWM Canadian Energy Income Index ETF                                    $1,000
-----------------------------------------------------------------------------------------

A variable charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


REDEMPTION OF SHARES

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole



                                                                 PROSPECTUS | 31

Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

The following fixed redemption transaction fees per transaction for the Funds (the "Redemption Transaction Fee") set forth in the table below are applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.



                                                                      FIXED REDEMPTION
                                                                      TRANSACTION FEES
 FUND                                                                (PER TRANSACTION)
--------------------------------------------------------------------------------------
  Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF          $1,500
--------------------------------------------------------------------------------------
  Claymore/SWM Canadian Energy Income Index ETF                                 $1,000
--------------------------------------------------------------------------------------

A variable charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.



DISTRIBUTIONS
Dividends and Capital Gains. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


Income dividends, if any, are distributed to shareholders annually with respect to the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and quarterly with respect to the Claymore/SWM Canadian Energy Income Index ETF. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.


DISTRIBUTION PLAN AND SERVICE PLAN
The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the



32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.


                                                                 PROSPECTUS | 33

FUND SERVICE PROVIDERS

Claymore Advisors, LLC is the administrator of each Fund.

The Bank of New York Mellon is the custodian and fund accounting and transfer agent for each Fund.


Dechert LLP serves as counsel to each Fund.


Ernst & Young LLP serves as each Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS


Beacon Indexes LLC is the Index Provider for the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF. Beacon is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Beacon to use the Index.


Sustainable Wealth Management, Ltd. is the Index Provider for the Claymore/SWM Canadian Energy Income Index ETF. SWM is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with SWM to use the Index.


Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.


DISCLAIMERS


The "Beacon Global Exchanges, Brokers & Asset Managers Index" is a trademark of Beacon and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Beacon and Beacon makes no representation regarding the advisability of investing in Shares of the Fund.


The "Sustainable Canadian Energy Income Index" is a trademark of SWM and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by SWM and SWM makes no representation regarding the advisability of investing in Shares of the Fund.


The Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Beacon. Beacon makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Beacon to track general stock market performance. Beacon's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Beacon and of the data supplied by Beacon, which is determined, composed and calculated by Beacon without regard to the Fund or its Shares. Beacon has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Beacon. Beacon is not responsible for and has not participated in the


34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Beacon has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


The Claymore/SWM Canadian Energy Income Index ETF and its Shares are not sponsored, endorsed, sold or promoted by SWM. SWM makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by SWM to track general stock market performance. SWM's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of SWM and of the data supplied by SWM, which is determined, composed and calculated by SWM without regard to the Fund or its Shares. SWM has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by SWM. SWM is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. SWM has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


Dow Jones, its affiliates, sources and distribution agents (together, the "Indicative Value Calculation Agent") shall not be liable to the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and Claymore/SWM Canadian Energy Income Index ETF, or the Investment Adviser, any customer or any third party for any loss or damage, direct, indirect or consequential, arising from
(i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the intraday indicative value with respect to the Funds ("Indicative Value") or any data related to (the "Data") or (ii) any decision made or action taken by the Funds or the Investment Adviser, any customer or third party in reliance upon the Data. The Indicative Value Calculation Agent does not make any warranties, express or implied, to the Funds or the Investment Adviser, any investor in the Funds or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by the Funds or the Investment Adviser, any investors in the Funds or other person in connection with the use of the Data. The Indicative Value Calculation Agent shall not be liable to the Funds or the Investment Adviser, any investor in the Funds or other third parties for any damages, including without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.


The Investment Adviser does not guarantee the accuracy and/or the completeness of each Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of each Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Index even if notified of the possibility of such damages.



                                                                 PROSPECTUS | 35

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o Your Fund makes distributions,


o You sell your Shares listed on the NYSE Arca, and


o You purchase or redeem Creation Units.


TAXES ON DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually with respect to the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and quarterly with respect to the Claymore/SWM Canadian Energy Income Index ETF. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.


Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Without future Congressional action, the maximum rate of long-term capital gain will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of any Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S.




36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.


By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.



TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are invited to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.



                                                                 PROSPECTUS | 37

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in each Fund's Statement of Additional Information.



38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.



                                                                 PROSPECTUS | 39

CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF

                                                                                        FOR THE PERIOD
                                                                           FOR THE     JUNE 27, 2007**
 PER SHARE OPERATING PERFORMANCE                                        YEAR ENDED             THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                        MAY 31, 2009        MAY 31, 2008
---------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 21.68            $  24.56
---------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                           0.32                0.20
   Net realized and unrealized gain (loss)                                   (8.87)              (3.06)
---------------------------------------------------------------------------------------------------------
     Total from investment operations                                        (8.55)              (2.86)
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                     (0.67)              (0.02)
---------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                           $ 12.46             $ 21.68
---------------------------------------------------------------------------------------------------------
  MARKET VALUE, END OF PERIOD                                              $ 12.28             $ 21.75
---------------------------------------------------------------------------------------------------------
  TOTAL RETURN*(B)
   Net asset value                                                         -38.56%             -11.65%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                                   $ 2,989            $ 17,345
   Ratio of net expenses to average net assets*                              0.70%               0.87%(c)
   Ratio of net investment income to average net assets*                     2.32%               0.90%(c)
   Portfolio turnover rate (d)                                                 66%                 83%

*      If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
           Ratio of expenses to average net assets                           2.55%               1.43%(c)
           Ratio of net investment income (loss) to average net assets       0.47%               0.34%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.




40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF



                                                                                        FOR THE PERIOD
                                                                      FOR THE YEAR      JULY 3, 2007**
 PER SHARE OPERATING PERFORMANCE                                             ENDED             THROUGH
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                        MAY 31, 2009        MAY 31, 2008
-------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                                   $   31.58           $   25.05
-------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                           1.08                0.85
   Net realized and unrealized gain (loss)                                  (17.49)               6.41
-------------------------------------------------------------------------------------------------------
     Total from investment operations                                       (16.41)               7.26
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                     (1.07)              (0.73)
-------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                           $ 14.10           $   31.58
-------------------------------------------------------------------------------------------------------
  MARKET VALUE, END OF PERIOD                                              $ 14.38           $   31.71
-------------------------------------------------------------------------------------------------------
  TOTAL RETURN *(b)
   Net asset value                                                         -51.89%              29.62%
  RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                                 $  37,791           $  34,102
   Ratio of net expenses to average net assets*                              0.71%               0.83%(c)
   Ratio of net investment income (loss) to average net assets*              7.03%               3.57%(c)
   Portfolio turnover rate (d)                                                 68%                 31%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

           Ratio of total expenses to average net assets                     1.23%               1.24%(c)
           Ratio of net investment income (loss) to average net assets       6.51%               3.16%(c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.



                                                                 PROSPECTUS | 41

PREMIUM/DISCOUNT INFORMATION
The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency of distributions of premiums and discounts for each Fund. The information shown for each Fund is for the fiscal year ended May 31, 2009 and for each of the last four quarters.


Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.



42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET
MANAGERS INDEX ETF*


                         NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF          NUMBER OF
                      DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                       OF TOTAL DAYS      OF TOTAL DAYS       OF TOTAL DAYS     OF TOTAL DAYS       OF TOTAL DAYS
                        (FISCAL YEAR        (QUARTER          (QUARTER           (QUARTER           (QUARTER
                       ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
---------------------------------------------------------------------------------------------------------------------
 Greater than 2.0%         7/1.44%            7/1.38%            6/1.35%            5/1.31%            1/0.31%
---------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%     1/0.21%            1/0.20%            1/0.23%            1/0.26%            1/0.31%
---------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%    22/4.54%           23/4.54%           21/4.73%           18/4.70%           14/4.39%
---------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%    75/15.46%          78/15.38%          68/15.32%          66/17.23%          62/19.44%
---------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%  291/60.00%         306/60.36%         262/59.01%         235/61.36%         217/68.03%
---------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%  43/8.87%           44/8.68%           42/9.46%           33/8.62%           19/5.96%
---------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%  24/4.95%           24/4.73%           23/5.18%            9/2.35%            2/0.63%
---------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%  11/2.27%           13/2.56%           10/2.25%            8/2.09%            2/0.63%
---------------------------------------------------------------------------------------------------------------------
 Less than -2.0%          11/2.27%           11/2.17%           11/2.48%            8/2.09%            1/0.31%
---------------------------------------------------------------------------------------------------------------------
 Total                   485/100%           507/100%           444/100%           383/100%           319/100%
---------------------------------------------------------------------------------------------------------------------

*Commenced operations on June 27, 2007.


CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF*


                         NUMBER OF          NUMBER OF           NUMBER OF         NUMBER OF          NUMBER OF
                      DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE    DAYS/PERCENTAGE
                       OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS      OF TOTAL DAYS
                        (FISCAL YEAR       (QUARTER           (QUARTER           (QUARTER           (QUARTER
                       ENDED 5/31/09)     ENDED 6/30/09)     ENDED 3/31/09)    ENDED 12/31/08)     ENDED 9/30/08)
---------------------------------------------------------------------------------------------------------------------
 Greater than 2.0%        37/7.69%           37/7.36%           36/8.18%           24/6.33%            3/0.95%
---------------------------------------------------------------------------------------------------------------------
 Between 1.5% and 2.0%    16/3.33%           17/3.38%           14/3.18%           10/2.64%            2/0.63%
---------------------------------------------------------------------------------------------------------------------
 Between 1.0% and 1.5%    37/7.69%           38/7.55%           28/6.36%           10/2.64%            5/1.59%
---------------------------------------------------------------------------------------------------------------------
 Between 0.5% and 1.0%    60/12.47%          64/12.72%          51/11.59%          37/9.76%           31/9.84%
---------------------------------------------------------------------------------------------------------------------
 Between -0.5% and 0.5%  258/53.64%         273/54.27%         239/54.32%         226/59.63%         215/68.25%
---------------------------------------------------------------------------------------------------------------------
 Between -0.5% and -1.0%  52/10.81%          53/10.54%          51/11.59%          51/13.46%          47/14.92%
---------------------------------------------------------------------------------------------------------------------
 Between -1.0% and -1.5%  10/2.08%           10/1.99%           10/2.27%           10/2.64%            7/2.22%
---------------------------------------------------------------------------------------------------------------------
 Between -1.5% and -2.0%   6/1.25%            6/1.19%            6/1.36%            6/1.58%            4/1.27%
---------------------------------------------------------------------------------------------------------------------
 Less than -2.0%           5/1.04%            5/0.99%            5/1.14%            5/1.32%            1/0.32%
---------------------------------------------------------------------------------------------------------------------
 Total                   481/100%           503/100%           440/100%           379/100%           315/100%
---------------------------------------------------------------------------------------------------------------------

*Commenced operations on July 3, 2007.



                                                                 PROSPECTUS | 43

TOTAL RETURN INFORMATION
The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended May 31, 2009.


"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.




                                                                                   CUMULATIVE TOTAL
                                                                                    RETURNS SINCE
                                                                                      INCEPTION*
                                                                                       THROUGH
 FUND/INDEX NAME                                                                    MAY 31, 2009
===================================================================================================

 Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF (at NAV)         -45.72%
---------------------------------------------------------------------------------------------------
 Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF (at Market)      -46.62%
---------------------------------------------------------------------------------------------------
 Beacon Global Exchanges, Brokers & Asset Managers Index                               -44.47%
---------------------------------------------------------------------------------------------------
 Dow Jones World Financials Index                                                      -55.43%
===================================================================================================

 Claymore/SWM Canadian Energy Income Index ETF (at NAV)                                -37.63%
---------------------------------------------------------------------------------------------------
 Claymore/SWM Canadian Energy Income Index ETF (at Market)                             -36.44%
---------------------------------------------------------------------------------------------------
 Sustainable Canadian Energy Income Index                                              -34.97%
---------------------------------------------------------------------------------------------------
 Standard & Poor's/TSX Composite Index                                                 -23.08%
===================================================================================================

* Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF commenced operations on June 27, 2007. Claymore/SWM Canadian Energy Income Index ETF commenced operations on July 3, 2007.



44 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
o Call your broker
o www.claymore.com


DEALERS
o www.claymore.com
o Distributor Telephone: (888) 949-3837


INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information dated September 30, 2009, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Funds, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.




PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


SEPTEMBER 30, 2009



Investment Company Act File No. 811-21910.




Logo
CLAYMORE(SM)                                         ETF-PRO-EXBENY-0909

                    INVESTMENT COMPANY ACT FILE NO. 811-21910

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED SEPTEMBER 30, 2009


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated September 30, 2009 for the Claymore/AlphaShares China Real Estate ETF and Claymore/AlphaShares China Small Cap Index ETF, the Prospectus dated September 30, 2009 for the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF* and Claymore/SWM Canadian Energy Income Index ETF, the Prospectus dated September 30, 2009 for the Claymore/Beacon Global Timber Index ETF**, Claymore/BNY Mellon Frontier Markets ETF, Claymore/Delta Global Shipping Index ETF, and Claymore/Zacks International Multi-Asset Income Index ETF*** and the Prospectus dated September 30, 2009 for the Claymore/Zacks Country Rotation ETF and Claymore/Robb Report Global Luxury Index ETF, each a series of the Claymore Exchange-Traded Fund Trust 2 (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in each Prospectus, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust's Distributor, Claymore Securities, Inc., or by calling toll free 1-888-949-3837.




Table of Contents

                                                                           Page


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................2


EXCHANGE LISTING AND TRADING..................................................2


INVESTMENT RESTRICTIONS AND POLICIES..........................................3


INVESTMENT POLICIES AND RISKS.................................................5


GENERAL CONSIDERATIONS AND RISKS..............................................8


MANAGEMENT...................................................................10


BROKERAGE TRANSACTIONS.......................................................21


ADDITIONAL INFORMATION CONCERNING THE TRUST..................................22


CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................26


TAXES........................................................................48


FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.......................50


DETERMINATION OF NAV.........................................................50


DIVIDENDS AND DISTRIBUTIONS..................................................51


MISCELLANEOUS INFORMATION....................................................51

FINANCIAL STATEMENTS.........................................................51


* Effective June 15, 2009 the name of this Fund changed to Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF from Claymore/Clear Global Exchanges, Brokers & Asset Managers ETF.

** Effective June 15, 2009 the name of this Fund changed to Claymore/Beacon Global Timber Index ETF from Claymore/Clear Global Timber Index ETF.

*** Effective November 3, 2008 the name of this Fund changed to Claymore/Zacks International Multi-Asset Income Index ETF from Claymore/ Zacks International Yield Hog Index ETF.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS



         The Trust was organized as a Delaware statutory trust on June 8, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 14 investment portfolios. This Statement of Additional Information relates to the following investment portfolios: the Claymore/AlphaShares China Real Estate ETF, Claymore/AlphaShares China Small Cap Index ETF, Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF, Claymore/Beacon Global Timber Index ETF, Claymore/BNY Mellon Frontier Markets ETF, Claymore/Delta Global Shipping Index ETF, Claymore/Robb Report Global Luxury Index ETF, Claymore/SWM Canadian Energy Income Index ETF, Claymore/Zacks Country Rotation ETF and Claymore/Zacks International Multi-Asset Income Index ETF (each a "Fund" and together the "Funds"). Each Fund is based on an underlying index (each, an "Underlying Index," and together, the "Underlying Indices"). Each Fund is "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."


         The Funds are managed by Claymore Advisors, LLC ("Claymore Advisors" or the "Investment Adviser").


         The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE Arca"). Fund Shares will trade on the NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of large specified blocks of Shares set for in the table below. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Fund(s)                                                                    Creation Unit Size
=============================================================================================
Claymore/Zacks Country Rotation ETF;                                       200,000 Shares
Claymore/Zacks International Multi-Asset Income Index ETF
---------------------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF;                                 80,000 Shares
Claymore/AlphaShares China Small Cap Index ETF;
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF;
Claymore/Beacon Global Timber Index ETF;
Claymore/BNY Mellon Frontier Markets ETF;
Claymore/Delta Global Shipping Index ETF;
Claymore/SWM Canadian Energy Income Index ETF;
Claymore/Robb Report Global Luxury Index ETF
---------------------------------------------------------------------------------------------


         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING


         There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the NYSE Arca makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the NYSE Arca broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

         The investment objective of the Claymore/AlphaShares China Real Estate ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China Real Estate Index."

         The investment objective of the Claymore/AlphaShares China Small Cap Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "AlphaShares China Small Cap Index."


        The investment objective of the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Beacon Global Exchanges, Brokers & Asset Managers Index."

         The investment objective of the Claymore/Beacon Global Timber Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Beacon Global Timber Index."

         The investment objective of the Claymore/BNY Mellon Frontier Markets ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "BNY Mellon New Frontier DR Index."

         The investment objective of the Claymore/Delta Global Shipping Index ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "Delta Global Shipping Index."


         The investment objective of the Claymore/Robb Report Global Luxury Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Robb Report Global Luxury Index."

         The investment objective of the Claymore/SWM Canadian Energy Income Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sustainable Canadian Energy Income Index."

         The investment objective of the Claymore/Zacks Country Rotation ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Country Rotation Index."


         The investment objective of the Claymore/Zacks International Multi-Asset Income Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks International Multi-Asset Income Index."

         Effective November 3, 2008, the name of the Claymore/Zacks International Yield Hog Index ETF changed to Claymore/Zacks International Multi-Asset Income Index ETF. At that time, the name of the Zacks International Yield Hog Index changed to the Zacks International Multi-Asset Income Index. Effective June 15, 2009, the name of the Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF and the Claymore/Clear Global Timber Index ETF changed to the Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF and the Claymore/Beacon Global Timber Index ETF, respectively. At that time, the name of the Clear Global Exchanges, Brokers & Asset Managers Index and the Clear Global Timber Index changed to the Beacon Global Exchanges, Brokers & Asset Managers Index and the Beacon Global Timber Index, repectively.


INVESTMENT RESTRICTIONS

         The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

         (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

         (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

         (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

         (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         (7) Issue senior securities, except as permitted under the 1940 Act.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

         The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. Each Fund may not:

         (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

         (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

         (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

         (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

         The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS

         Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the

Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

         Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

         Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

         Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

         Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

         Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

         Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

         Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.

The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Fund is contained in each Prospectus in the "Primary Investment Risks" and "Risks Considerations" sections. The discussion below supplements, and should be read in conjunction with, these sections of each Prospectus.

         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Currency Transactions. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of its Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


                                   MANAGEMENT

         Trustees and Officers


         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Investment Adviser. During the Funds' fiscal year ended May 31, 2009, the Trustees met four times.

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 14 portfolios, 20 domestic ETFs and 15 closed-end management investment companies.

                                                  TERM OF                              NUMBER OF
                                                 OFFICE AND        PRINCIPAL         PORTFOLIOS IN
                                   POSITION(S)   LENGTH OF        OCCUPATION(S)       FUND COMPLEX   OTHER
     NAME, ADDRESS AND AGE OF       HELD WITH      TIME              DURING            OVERSEEN BY   DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEES*           TRUST       SERVED**       PAST 5 YEARS           TRUSTEES     BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes                  Trustee      Since 2006   Private Investor.              44        None.
Year of Birth: 1951                                          Formerly, Senior Vice
                                                             President, Treasurer
                                                             (1993-1997),
                                                             President, Pizza Hut
                                                             International
                                                             (1991-1993) and Senior
                                                             Vice President,
                                                             Strategic Planning and
                                                             New Business
                                                             Development
                                                             (1987-1990) of
                                                             PepsiCo, Inc.
                                                             (1987-1997).

Ronald E. Toupin, Jr.              Trustee      Since 2006   Retired.  Formerly             43        None.
Year of Birth: 1958                                          Vice President,
                                                             Manager and
                                                             Portfolio Manager
                                                             of Nuveen Asset
                                                             Management
                                                             (1998-1999), Vice
                                                             President of Nuveen
                                                             Investment Advisory
                                                             Corporation
                                                             (1993-1999), Vice
                                                             President and
                                                             Manager of Nuveen
                                                             Unit Investment
                                                             Trusts (1991-1999),
                                                             and Assistant Vice
                                                             President and
                                                             Portfolio Manager
                                                             of Nuveen Unit
                                                             Investment Trusts
                                                             (1988-1999), each
                                                             of John Nuveen &
                                                             Company, Inc.
                                                             (1982-1999).

Ronald A. Nyberg                   Trustee      Since 2006   Partner of Nyberg &            46        None.
Year of Birth: 1953                                          Cassioppi, LLC, a law
                                                             firm specializing in
                                                             Corporate Law, Estate
                                                             Planning and Business
                                                             Transactions
                                                             (2000-present).
                                                             Formerly, Executive
                                                             Vice President,
                                                             General Counsel, and
                                                             Corporate Secretary of
                                                             Van Kampen Investments
                                                             (1982-1999).

         *The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

         **This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

         The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                                 NUMBER OF
                                             TERM OF                            PORTFOLIOS
                                            OFFICE AND                            IN FUND
                             POSITION(S)      LENGTH           PRINCIPAL          COMPLEX
 NAME, ADDRESS AND AGE OF     HELD WITH      OF TIME     OCCUPATION(S) DURING    OVERSEEN   OTHER DIRECTORSHIPS
   MANAGEMENT TRUSTEES*         TRUST        SERVED**        PAST 5 YEARS       BY TRUSTEES   HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------

Nicholas Dalmaso***         Trustee        Trustee      Attorney. Formerly,         45      None
Year of birth: 1965                        since 2006   Senior Managing
                                                        Director and Chief
                                                        Administrative Officer
                                                        (2007-2008) and General
                                                        Counsel (2001-2007) of
                                                        Claymore Advisors, LLC
                                                        and Claymore Securities,
                                                        Inc., President and
                                                        Secretary of Claymore
                                                        Investments, Inc.
                                                        (2004-2008). Formerly,
                                                        Assistant General
                                                        Counsel, John Nuveen and
                                                        Company (1999-2001).
                                                        Formerly Vice President
                                                        and Associate General
                                                        Counsel of Van Kampen
                                                        Investments (1992-1999).

______________________

* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

*** Mr. Dalmaso is an interested person of the Trust because of his former position as an officer of the Investment Adviser and certain of its affiliates and his equity ownership of the Adviser and certain of its affiliates.

NAME, ADDRESS AND AGE OF        POSITION(S) HELD  LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST        SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------

J. Thomas Futrell              Chief Executive    Since 2008
Year of birth: 1955            Officer                              Senior Managing Director, Chief Investment
                                                                    Officer (2008-present) of Claymore
                                                                    Advisors, LLC and Claymore Securities,
                                                                    Inc.; Chief Executive Officer of certain
                                                                    funds in the Fund Complex. Formerly,
                                                                    Managing Director in charge of Research
                                                                    (2000-2007) for Nuveen Asset Management.

                                       12

Kevin M. Robinson              Chief Legal        Since 2008
Year of birth: 1959            Officer                              Senior Managing Director, General Counsel
                                                                    and Corporate Secretary (2007-present) of
                                                                    Claymore Advisors, LLC and Claymore
                                                                    Securities, Inc.; Chief Legal Officer of
                                                                    certain funds in the Fund Complex.
                                                                    Formerly, Associate General Counsel (2000-
                                                                    2007) of NYSE Euronext, Inc. Formerly,
                                                                    Archipelago Holdings, Inc.  Senior Managing
                                                                    Director and Associate General Counsel
                                                                    (1997-2000) of ABN Amro Inc. Formerly,
                                                                    Senior Counsel in the Enforcement Division
                                                                    (1989-1997) of the U.S. Securities and
                                                                    Exchange Commission.

Steven M. Hill                  Chief Financial   Since 2006        Senior Managing Director (2005-present) and
Year of birth: 1964             Officer, Chief                      Chief Financial Officer (2005-2006),
                                Accounting                          Managing Director (2003-2005) of Claymore
                                Officer and                         Advisors, LLC and Claymore Securities,
                                Treasurer                           Inc.; Chief Financial Officer, Chief
                                                                    Accounting Officer and Treasurer of certain
                                                                    funds in the Fund Complex. Formerly, Treasurer
                                                                    of Henderson Global Funds and Operations
                                                                    Manager for Henderson Global Investors
                                                                    (NA) Inc. (2002-2003); Managing Director,
                                                                    FrontPoint Partners LLC (2001-2002);
                                                                    Vice President, Nuveen Investments
                                                                    (1999-2001); Chief Financial Officer,
                                                                    Skyline Asset Management LP, (1999);
                                                                    Vice President, Van Kampen Investments
                                                                    and Assistant Treasurer, Van Kampen
                                                                    mutual funds (1989-1999).

Bruce Saxon                     Chief             Since 2006        Vice President - Fund Compliance Officer of
Year of birth: 1957             Compliance                          Claymore Securities, Inc.(2006-present).
                                Officer                             Chief Compliance Officer of certain funds
                                                                    in the Fund Complex. Formerly, Chief
                                                                    Compliance Officer/Assistant Secretary of
                                                                    Harris Investment Management, Inc.
                                                                    (2003-2006). Director-Compliance of
                                                                    Harrisdirect LLC (1999-2003).

Melissa J. Nguyen               Secretary         Since 2006        Vice President and Assistant General
Year of birth: 1978                                                 Counsel of Claymore Securities, Inc.
                                                                    (2005-present). Secretary of certain
                                                                    funds in the Fund Complex. Formerly,
                                                                    Associate, Vedder Price P.C. (2003-2005).

William H. Belden III           Vice President    Since 2006        Managing Director of Claymore Securities,
Year of birth: 1965                                                 Inc. (2005-present). Formerly, Vice
                                                                    President of Product  Management at Northern
                                                                    Trust Global Investments  (1999-2005);  Vice
                                                                    President of Stein Roe & Farnham
                                                                    (1995-1999).

Chuck Craig                     Vice President    Since 2006        Managing Director (2006-present), Vice
Year of birth: 1967                                                 President (2003-2006) of Claymore
                                                                    Securities, Inc. Formerly, Assistant Vice
                                                                    President, First  Trust Portfolios, L.P.
                                                                    (1999-2003); Analyst, PMA Securities, Inc.
                                                                    (1996-1999).

James Howley                    Assistant         Since 2006        Vice President, Fund Administration of
Year of birth: 1972             Treasurer                           Claymore Securities, Inc. (2004-present).
                                                                    Formerly, Manager, Mutual Fund
                                                                    Administration of Van  Kampen Investments,
                                                                    Inc.

Mark J.  Furjanic               Assistant         Since 2008
Year of birth: 1959             Treasurer                           Vice President, Fund Administration-Tax
                                                                    (2005-present) of Claymore Advisors, LLC
                                                                    and Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Senior Manager
                                                                    (1999-2005) for Ernst & Young LLP.

                                       13

Donald P. Swade                 Assistant         Since 2008
Year of birth: 1972             Treasurer                           Vice President, Fund Administration
                                                                    (2006-present) of Claymore Advisors, LLC
                                                                    and Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Manager-Mutual Fund
                                                                    Financial Administration (2003-2006) for
                                                                    Morgan Stanley/Van Kampen Investments.

Mark E. Mathiasen               Assistant         Since 2008        Vice President; Assistant General
Year of birth: 1978             Secretary                           Counsel of Claymore Securities, Inc.
                                                                    (2007-present). Secretary of certain funds in the
                                                                    Fund Complex. Previously, Law Clerk, Idaho State
                                                                    Courts (2003-2006).




______________________
* The business address of each Officer is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.


                                                           DOLLAR RANGE OF EQUITY
                                DOLLAR RANGE OF EQUITY       SECURITIES IN THE
                                   SECURITIES IN THE        CLAYMORE/ALPHASHARES
                                 CLAYMORE/ALPHASHARES         CHINA SMALL CAP
                                CHINA REAL ESTATE ETF            INDEX ETF
NAME OF TRUSTEE                 (AS OF MAY 31, 2009)        (AS OF MAY 31, 2009)

INDEPENDENT TRUSTEES
Randall C. Barnes                       None                       None
Ronald A. Nyberg                        None                       None
Ronald E. Toupin, Jr.                   None                       None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None                       None

                                DOLLAR RANGE OF EQUITY
                                   SECURITIES IN THE
                                CLAYMORE/BEACON GLOBAL     DOLLAR RANGE OF EQUITY
                                 EXCHANGES, BROKERS &        SECURITIES IN THE
                                   ASSET MANAGERS          CLAYMORE/BEACON GLOBAL
                                      INDEX ETF               TIMBER INDEX ETF
NAME OF TRUSTEE                  (AS OF MAY 31, 2009)       (AS OF MAY 31, 2009)
INDEPENDENT TRUSTEES
Randall C. Barnes                       None                       None
Ronald A. Nyberg                        None                       None
Ronald E. Toupin, Jr.                   None                       None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None                       None

                                                           DOLLAR RANGE OF EQUITY
                                DOLLAR RANGE OF EQUITY       SECURITIES IN THE
                                  SECURITIES IN THE            CLAYMORE/DELTA
                                 CLAYMORE/BNY MELLON          GLOBAL SHIPPING
                                FRONTIER MARKETS ETF            INDEX ETF
NAME OF TRUSTEE                 (AS OF MAY 31, 2009)        (AS OF MAY 31, 2009)

INDEPENDENT TRUSTEES
Randall C. Barnes                       None                       None
Ronald A. Nyberg                        None                       None
Ronald E. Toupin, Jr.                   None                       None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None                       None

                                       14

                                DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY
                                   SECURITIES IN THE          SECURITIES IN THE
                                  CLAYMORE/ROBB REPORT        CLAYMORE/SWM
                                    GLOBAL LUXURY             CANADIAN ENERGY
                                     INDEX ETF               INCOME INDEX ETF
NAME OF TRUSTEE                   (AS OF MAY 31, 2009)      (AS OF MAY 31, 2009)
INDEPENDENT TRUSTEES
Randall C. Barnes                       None                       None
Ronald A. Nyberg                        None                       None
Ronald E. Toupin, Jr.                   None                       None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None                       None

                                                           DOLLAR RANGE OF EQUITY
                                DOLLAR RANGE OF EQUITY        SECURITIES IN THE
                                  SECURITIES IN THE            CLAYMORE/ZACKS
                                  CLAYMORE/ZACKS             INTERNATIONAL MULTI-
                                COUNTRY ROTATION ETF       ASSET INCOME INDEX ETF
NAME OF TRUSTEE                 (AS OF MAY 31, 2009)        (AS OF MAY 31, 2009)
INDEPENDENT TRUSTEES
Randall C. Barnes                       None                       None
Ronald A. Nyberg                        None                       None
Ronald E. Toupin, Jr.                   None                       None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None                       None

                                   AGGREGATE DOLLAR
                                   RANGE OF EQUITY
                                  SECURITIES IN ALL
                                REGISTERED INVESTMENT
                                COMPANIES OVERSEEN BY
                                 TRUSTEE IN FAMILY OF
                                INVESTMENT COMPANIES
NAME OF TRUSTEE                 (AS OF MAY 31, 2009)
INDEPENDENT TRUSTEES
Randall C. Barnes                       Over $100,000
Ronald A. Nyberg                        Over $100,000
Ronald E. Toupin, Jr.                   None

INTERESTED TRUSTEE
Nicholas Dalmaso                        None


         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.


         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee. During the Funds' fiscal year ended May 31, 2009, the Trust's Nominating and Governance Committee met one time.


         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm. During the Funds' fiscal year ended May 31, 2009, the Trust's Audit Committe met four times.


         Remuneration of Trustees and Officers


         Prior to 2009, the Trust, together with Claymore Exchange-Traded Fund Trust, paid each Independent Trustee a fee of $25,000 per year plus $1,000 per Board or committee meeting participated in, together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Effective with the first meeting of the Trustees in 2009, the Trust, together with Claymore Exchange-Traded Fund Trust, pays each Independent
Trustee a fee of $25,000 per year, and also pays an annual fee of $4,500 to the independent chairperson of the Board of Trustees and an annual fee of $1,500 to the independent chairperson of the Audit Committee or the Nominating and Governance Committee. In addition, the Trust pays each Independent Trustee a fee of (a) $1,000 for each regular or special meeting of the Board of Trustees attended by such Trustee, (b) $1,000 for each meeting of the Board of Trustees for the organization of one or more new separate series of the Trust attended by such Trustee, (c) $500 for each meeting of the Audit Committee or Nominating and Governance Committee attended by such Trustee (in each case whether the meeting occurs and/or the Trustee attends in person or by telephone).




         Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.


         The table below shows the compensation paid to Trustees for the Fund's fiscal year ended May 31, 2009:


                                                              PENSION OR RETIREMENT
                                  AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES               FROM FUND COMPLEX


INDEPENDENT TRUSTEES
Randall C. Barnes                        $ 40,750                 N/A                            $ 213,688
Ronald A. Nyberg                         $ 40,750                 N/A                            $ 372,438
Ronald E. Toupin, Jr.                    $ 42,250                 N/A                            $ 309,313


INTERESTED TRUSTEE
Nicholas Dalmaso                         N/A                      N/A                            N/A


         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

         Portfolio Manager. Chuck Craig, Managing Director, Portfolio Management and Supervision, of Claymore, serves as portfolio manager for each Fund and is responsible for the day-to-day management of each Fund's portfolio.

         Other Accounts Managed by the Portfolio Manager.


         As of July 31, 2009, Mr. Craig managed two registered investment companies consisting of a total of 34 separate series) with a total of $1.64 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.


         Although the Funds in the Trust that are managed by Mr. Craig may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.

         Portfolio Manager Compensation. The portfolio manager's compensation consists of the following elements:

         Base salary: The portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         Annual bonus: The portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. The portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.


         Securities Ownership of the Portfolio Managers. As of July 31, 2009, Mr. Craig did not own Shares of any Fund.


         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.


-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/AlphaShares China Real Estate ETF                                  0.50% of average daily net assets
Claymore/AlphaShares China Small Cap Index ETF                              0.55% of average daily net assets
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF        0.50% of average daily net assets
Claymore/Beacon Global Timber Index ETF                                     0.50% of average daily net assets
Claymore/BNY Mellon Frontier Markets ETF                                    0.50% of average daily net assets
Claymore/Delta Global Shipping Index ETF                                    0.50% of average daily net assets
Claymore/Robb Report Global Luxury Index ETF                                0.50% of average daily net assets
Claymore/SWM Canadian Energy Income Index ETF                               0.50% of average daily net assets
Claymore/Zacks Country Rotation ETF                                         0.50% of average daily net assets
Claymore/Zacks International Multi-Asset Income Index ETF                   0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. The Funds' Investment Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, all or a portion of the Fund's licensing fees, offering costs (up to 0.25% of average net assets for the Claymore/Beacon Global Timber Index ETF), brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Reimbursement Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). For a period of five (5) years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                    EXPENSE CAP
-------------------------------------------------------------------------- -------------------------------------------
Claymore/AlphaShares China Real Estate ETF                                  0.65% of average daily net assets
Claymore/AlphaShares China Small Cap Index ETF                              0.70% of average daily net assets
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF        0.65% of average daily net assets
Claymore/Beacon Global Timber Index ETF                                     0.65% of average daily net assets
Claymore/BNY Mellon Frontier Markets ETF                                    0.65% of average daily net assets
Claymore/Delta Global Shipping Index ETF                                    0.65% of average daily net assets
Claymore/Robb Report Global Luxury Index ETF                                0.70% of average daily net assets
Claymore/SWM Canadian Energy Income Index ETF                               0.65% of average daily net assets
Claymore/Zacks Country Rotation ETF                                         0.65% of average daily net assets
Claymore/Zacks International Multi-Asset Income Index ETF                   0.65% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

                                       17

         The aggregate amount of the management fee paid by each Fund to the Investment Adviser for the Fund's fiscal year ended May 31, 2009 (before giving effect to any amounts waived or reimbursed by the Investment Adviser pursuant to the Expense Reimbursement Agreement), and the aggregate amount of fees waived by the Investment Adviser (net of expenses, reimbursed to the Investment Adviser under the Expense Reimbursement Agreement) during that period are set forth in the chart below with respect to each Fund.

-----------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES
                                                        PAID (BEFORE
                                                        WAIVERS/REIMBURSEMENTS)  NET MANAGEMENT
                                                        FOR THE                  FEES WAIVED FOR
                                                        FISCAL YEAR              THE FISCAL YEAR
FUND                                                    ENDED MAY 31, 2009       ENDED MAY 31, 2009
-----------------------------------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF              $104,176                  $104,176
Claymore/AlphaShares China Small Cap Index ETF          $115,625                  $115,625
Claymore/Beacon Global Exchanges, Brokers &
  Asset Managers Index ETF                               $38,907                   $38,907
Claymore/Beacon Global Timber Index ETF                 $176,620                  $129,172
Claymore/BNY Mellon Frontier Markets ETF*                $59,430                   $59,430
Claymore/Delta Global Shipping Index ETF**               $64,487                   $64,487
Claymore/Robb Report Global Luxury Index ETF             $25,557                   $25,557
Claymore/SWM Canadian Energy Income Index ETF           $129,802                  $129,802
Claymore/Zacks Country Rotation ETF                      $30,802                   $30,802
Claymore/Zacks International Yield Hog Index ETF         $51,919                   $51,919
-----------------------------------------------------------------------------------------------------------

*    Commenced operations on June 12, 2008.

**   Commenced operations on August 28, 2008.

         The aggregate amount of the management fee paid by each Fund to the Investment Adviser since the commencement of operations of that Fund until the end of the Fund's fiscal year ended May 31, 2008 (before giving effect to any amounts waived or reimbursed by the Investment Adviser pursuant to the Expense Reimbursement Agreement) (except for the Claymore/BNY Mellon Frontier Markets ETF and the Claymore/Delta Global Shipping Index ETF, which had not commenced operations as of that date), and the aggregate amount of fees waived by the Investment Adviser (net of expenses, reimbursed to the Investment Adviser under the Expense Reimbursement Agreement) during that period are set forth in the chart below with respect to each Fund.

----------------------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT FEES
                                                        PAID (BEFORE
                                                        WAIVERS/REIMBURSEMENTS)  NET MANAGEMENT                  DATE OF FUND'S
                                                        FOR THE                  FEES WAIVED FOR                 COMMENCEMENT
                                                        FISCAL YEAR              THE FISCAL YEAR                 OF OPERATIONS
FUND                                                    ENDED MAY 31, 2008       ENDED MAY 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF               $65,077                  $65,077                        December 18, 2007
Claymore/AlphaShares China Small Cap Index ETF           $15,420                  $15,420                        January 30, 2008
Claymore/Clear Global Exchanges, Brokers &
  Asset Managers Index ETF                              $108,561                 $108,561                        June 27, 2007
Claymore/Clear Global Timber Index ETF                   $91,974                  $89,294                        November 9, 2007
Claymore/Robb Report Global Luxury Index ETF             $33,781                  $33,781                        July 30, 2007
Claymore/SWM Canadian Energy Income Index ETF           $127,827                 $105,078                        July 3, 2007
Claymore/Zacks Country Rotation ETF                      $31,004                  $31,004                        July 11, 2007
Claymore/Zacks International Yield Hog Index ETF         $41,214                  $41,214                        July 11, 2007
----------------------------------------------------------------------------------------------------------------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until November 1, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the

Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days written notice to the Investment Adviser, or by the Investment Adviser on 60 days written notice to the Fund.

         Claymore Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532.


         On July 17, 2009, Claymore Group Inc., the parent of the Investment Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Investment Adviser, will become indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Investment Adviser.

         Under the 1940 Act, consummation of this transaction will result in the automatic termination of the Investment Advisory Agreement. The transaction is expected to close on or about September 30, 2009 (such closing date being the "Effective Date"). Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Investment Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Investment Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If a Fund's shareholders approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Investment Adviser. If a Fund's shareholders do not approve a new advisory agreement with the Investment Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Investment Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of
(i) the Investment Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Investment Advisory Agreement.

         On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Investment Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement will take effect with respect to each Fund upon its approval by the shareholders of each Fund and will have an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, the terms and conditions of the New Advisory Agreement are substantively identical to those of the Investment Advisory Agreement.

         Administrator. Claymore Advisors, LLC also serves as the Trust's administrator. Pursuant to an administration agreement, Claymore Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the fiscal years ended May 31, 2008 and 2009, respectively, after giving effect to fee waivers and expense reimbursements, the Trust paid to Claymore Advisors a total of $12,089 and $10,675, respectively, in fees pursuant to the administration agreement.

         Custodian and Transfer Agent. The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BNY may be reimbursed by the Fund for its out-of-pocket expenses. For the fiscal years ended May 31, 2008, and May 31, 2009, respectively, the Trust paid to BNY a total of $319,726 and $739,889, respectively, in fees pursuant to the Custodian Agreement and Transfer Agency Agreement.


         Distributor. Claymore Securities, Inc. ("Claymore") is the Distributor of the Funds' Shares. Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.


-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/AlphaShares China Real Estate ETF                                  0.25% of average daily net assets
Claymore/AlphaShares China Small Cap Index ETF                              0.25% of average daily net assets
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF        0.25% of average daily net assets
Claymore/Beacon Global Timber Index ETF                                     0.25% of average daily net assets
Claymore/BNY Mellon Frontier Markets ETF                                    0.25% of average daily net assets
Claymore/Delta Global Shipping Index ETF                                    0.25% of average daily net assets
Claymore/Robb Report Global Luxury Index ETF                                0.25% of average daily net assets
Claymore/SWM Canadian Energy Income Index ETF                               0.25% of average daily net assets
Claymore/Zacks Country Rotation ETF                                         0.25% of average daily net assets
Claymore/Zacks International Multi-Asset Income Index ETF                   0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         The Trust may pay a monthly fee not to exceed 0.25% per annum of each Fund's average daily net assets to reimburse the Distributor for actual amounts expended to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to (i) delivering copies of the Trust's then-current prospectus to prospective purchasers of such Creation Units; (ii) marketing and promotional services including advertising; (iii) facilitating communications with beneficial owners of shares of the Fund; and (iv) such other services and obligations as are set forth in the Distribution Agreement. Distribution expenses incurred in any one year in excess of 0.25% of the Fund's average daily net assets may be reimbursed in subsequent years subject to the annual 0.25% limit and subject further to the approval of the Board of Trustees, including a majority of the Independent Trustees. The Distributor may use all or any portion of the amount received pursuant to the Plan to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services, pursuant to agreements with the Distributor, or to pay any of the expenses associated with other activities authorized under the Plan.

         The Plan shall, unless terminated as set forth below, remain in effect with respect to the Fund provided that its continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund. In the event of termination or non-continuance of the Plan, the Trust may reimburse any expense which it incurred prior to such termination or non-continuance, provided that such reimbursement is specifically approved by both a majority of the Board of Trustees and a majority of the Independent Trustees.


         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.


         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based.


--------------------------------------------------------------------------------------------------------------------------------
FUND                                                                    UNDERLYING INDEX
--------------------------------------------------------------------------------------------------------------------------------
Claymore/AlphaShares China Real Estate ETF                              AlphaShares China Real Estate Index
Claymore/AlphaShares China Small Cap Index ETF                          AlphaShares China Small Cap Index
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF    Beacon Global Exchanges, Brokers & Asset Managers Index
Claymore/Beacon Global Timber Index ETF                                 Beacon Global Timber Index
Claymore/BNY Mellon Frontier Markets ETF                                Bank of New York Mellon New Frontier DR Index
Claymore/Delta Global Shipping Index ETF                                Delta Global Shipping Index
Claymore/Robb Report Global Luxury Index ETF                            Robb Report Global Luxury Index
Claymore/SWM Canadian Energy Income Index ETF                           Sustainable Canadian Energy Income Index
Claymore/Zacks Country Rotation ETF                                     Zacks Country Rotation Index
Claymore/Zacks International Multi-Asset Income Index ETF               Zacks International Multi-Asset Income Index
--------------------------------------------------------------------------------------------------------------------------------


         No Index Provider is affiliated with the Funds or with the Investment Adviser. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the applicable Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the applicable Index Provider.

         The only relationship that each Index Provider has with the Investment Adviser or Distributor of the Funds in connection with the Funds is that each has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. Each Index Provider has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Each Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. Each Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         EACH INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL AN INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICIES, EVEN IF THE INDEX PROVIDER IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.


         The aggregate brokerage commissions paid by each Fund for the Fund's fiscal year ended May 31, 2009 are set forth in the table below:

                                                                    BROKERAGE
                                                                    COMMISSIONS PAID FOR
                                                                    THE FISCAL YEAR ENDED
FUND                                                                MAY 31, 2009
Claymore/AlphaShares China Real Estate ETF                              $16,517
Claymore/AlphaShares China Small Cap Index ETF                          $21,462
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF    $ 4,457
Claymore/Beacon Global Timber Index ETF                                 $28,067
Claymore/BNY Mellon Frontier Markets ETF*                               $ 9,189
Claymore/Delta Global Shipping Index ETF**                              $15,154
Claymore/Robb Report Global Luxury Index ETF                            $ 1,018
Claymore/SWM Canadian Energy Income Index ETF                           $32,119
Claymore/Zacks Country Rotation ETF                                     $16,971
Claymore/Zacks International Multi-Asset Income Index ETF               $16,339

*    Commenced operations on June 12, 2008.

**   Commenced operations on August 28, 2008.

         The aggregate brokerage commissions paid by each Fund since the commencement of operations of that Fund until the end of the Fund's fiscal year ended May 31, 2008 (except for the Claymore/BNY Mellon Frontier Markets ETF and the Claymore/Delta Global Shipping Index ETF, which had not commenced operations as of that date), are set forth in the table below:

                                                                    BROKERAGE
                                                                    COMMISSIONS PAID FOR     DATE OF FUND'S
                                                                    THE FISCAL YEAR ENDED    COMMENCEMENT
FUND                                                                MAY 31, 2008             OF OPERATIONS
Claymore/AlphaShares China Real Estate ETF                              $   671              December 18, 2007
Claymore/AlphaShares China Small Cap Index ETF                          $   147              January 30, 2008
Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF    $14,235              June 27, 2007
Claymore/Beacon Global Timber Index ETF                                 $ 9,511              November 9, 2007
Claymore/Robb Report Global Luxury Index ETF                            $ 2,240              July 30, 2007
Claymore/SWM Canadian Energy Income Index ETF                           $11,236              July 3, 2007
Claymore/Zacks Country Rotation ETF                                     $ 6,919              July 11, 2007
Claymore/Zacks International Multi-Asset Income Index ETF               $12,902              July 11, 2007


                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on June 8, 2006.


         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 14 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


         Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the

1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.



         As of September 1, 2009, the following persons owned 5% or more of a Fund's voting securities:



-------------------------------------------------------------------------------------------------------------
                            CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF (HAO)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 20.31%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,                 11.32%
                                                   CA 94108
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,                  6.61%
                                                   NE 68127
------------------------------------- ----------------------------------- -----------------------------------
   Brown Brothers Harriman & Co.                 140 Broadway                           5.90%
                                        New York, New York 10005-1101
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                 CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF (EXB)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC              10700 Wheat First Drive, MC                    12.61%
                                         WS1024, Glen Allen, VA 07302
------------------------------------- ----------------------------------- -----------------------------------
          JP Morgan Chase                      270 Park Avenue                          12.47%
                                           New York, NY 10017-2070
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY
                                                    10004                               11.26%
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY
                                                    10281                               9.47%
------------------------------------- ----------------------------------- -----------------------------------
           Merrill Lynch                   4 World Financial Center
                                              New York, NY 10080                        8.33%
------------------------------------- ----------------------------------- -----------------------------------
      Morgan Stanley & Co Inc.           1585 Broadway, NY, NY 10036                    7.21%
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             7.16%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                              CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF (TAO)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 10.98%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
    UBS Financial Services, Inc.       1285 Avenue of the Americas, New                 10.26%
                                                York, NY 10019
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,                 10.22%
                                                   CA 94108
------------------------------------- ----------------------------------- -----------------------------------
          JP Morgan Chase                      270 Park Avenue                          6.12%
                                           New York, NY 10017-2070
------------------------------------- ----------------------------------- -----------------------------------
   Brown Brothers Harriman & Co.                 140 Broadway                           6.00%
                                        New York, New York 10005-1101
------------------------------------- ----------------------------------- -----------------------------------
  Merrill Lynch, Pierce, Fenner &       250 Vasey Street, NY, NY 10080                  5.48%
               Smith
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 5.02%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                               CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF (CUT)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
          Bank of America                   100 North Tyron Street                      17.40%
                                             Charlotte, NC 28255
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,                  12.30%
                                                   NE 68127
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,                 12.08%
                                                   CA 94108
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 9.36%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
  Merrill Lynch, Pierce, Fenner &       250 Vasey Street, NY, NY 10080                  6.67%
               Smith
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.               39 Park Ave, New York, NY 10043                 5.58%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                CLAYMORE/ROBB REPORT GLOBAL LUXURY ETF (ROB)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY                   20.26%
                                                    10004
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,                 10.04%
                                                   CA 94108
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,                 8.79%
                                                   NJ 07399
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.               39 Park Ave, New York, NY 10043                 8.23%
------------------------------------- ----------------------------------- -----------------------------------
      Bank of New York Mellon                  One Wall Street                          8.03%
                                              New York, NY 10286
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 7.51%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,                  5.34%
                                                   NE 68127
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                            CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF (ENY)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
  National Financial Services LLC      200 Liberty Street, New York, NY                 18.60%
                                                    10281
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab             120 Kearny Street, San Francisco,
                                                   CA 94108                             13.94%
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC              10700 Wheat First Drive, MC
                                         WS1024, Glen Allen, VA 07302                   10.85%
------------------------------------- ----------------------------------- -----------------------------------
      Morgan Stanley & Co Inc.           1585 Broadway, NY, NY 10036                    9.62%
------------------------------------- ----------------------------------- -----------------------------------
    UBS Financial Services, Inc.       1285 Avenue of the Americas, New
                                                York, NY 10019                          6.48%
------------------------------------- ----------------------------------- -----------------------------------
           TD Ameritrade               4211 South 102nd Street, Omaha,
                                                   NE 68127                             5.71%
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC               One Pershing Plaza, Jersey City,
                                                   NJ 07399                             5.11%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                                 CLAYMORE/ZACKS COUNTRY ROTATION ETF (CRO)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY                   35.05%
                                                    10004
------------------------------------- ----------------------------------- -----------------------------------
          JP Morgan Chase                      270 Park Avenue                          16.57%
                                           New York, NY 10017-2070
------------------------------------- ----------------------------------- -----------------------------------
   American Enterprise Investment        70400 AXP Financial Center,
              Service                       Minneapolis, MN 55474                       10.41%
------------------------------------- ----------------------------------- -----------------------------------
           Citigroup Inc.               39 Park Ave, New York, NY 10043                 10.27%
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                      CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF (HGI)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
National Bank Correspondent Network    250 Yonge Street, Suite 1900, PO                 79.64%
                Inc.                      Box 19, Toronto, ON M5B2L
------------------------------------- ----------------------------------- -----------------------------------
           Goldman Sachs                85 Broad Street, New York, NY                   5.26%
                                                    10004
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                              CLAVMORE/BNY MELLON FRONTIER MARKETS ETF (FRN)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
     National Financial Services           200 Liberty Street, New                      11.22%
                 LLC                            York, NY 10281
------------------------------------- ----------------------------------- -----------------------------------
            Charles Schwab                   120 Kearny Street, San                     10.89%
                                             Francisco, CA 94108
------------------------------------- ----------------------------------- -----------------------------------
            LPL Financial                        One Beacon St                          10.73%
                                               Boston, MA 02108
------------------------------------- ----------------------------------- -----------------------------------
            Citigroup Inc.                    39 Park Ave, New York,                     8.69%
                                                    NY 10043
------------------------------------- ----------------------------------- -----------------------------------
       Merrill Lynch, Pierce,               250 Vasey Street, NY, NY                     8.47%
           Fenner & Smith                            10080
------------------------------------- ----------------------------------- -----------------------------------
         RBC Capital Markets                 Suite 2100, Park Place                      5.77%
                                              666 Burrard Street
                                            Vancouver, BC, Canada
                                                     V6C3Bl
------------------------------------- ----------------------------------- -----------------------------------
            Pershing LLC                  One Pershing Plaza, Jersey                     5.76%
                                                City, NJ 07399
------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------------------------------------------------------------------------
                              CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF (SEA)
-------------------------------------------------------------------------------------------------------------
                NAME                               ADDRESS                             % OWNED
------------------------------------- ----------------------------------- -----------------------------------
              Citibank                       100 Citibank Drive                         18.85%
                                            San Antonio, TX 78245
------------------------------------- ----------------------------------- -----------------------------------
        Brown Brothers Harriman                 140 Broadway                            13.13%
               & Co.                         New York, New York
                                                10005-1101
------------------------------------- ----------------------------------- -----------------------------------
           Charles Schwab                  120 Kearny Street, San                       13.05%
                                             Francisco, CA 94108
------------------------------------- ----------------------------------- -----------------------------------
   National Financial Services              200 Liberty Street, New                       6.57%
               LLC                              York, NY 10281
------------------------------------- ----------------------------------- -----------------------------------
        First Clearing, LLC                 10700 Wheat First Drive,                     5.46%
                                             MC WS1024, Glen Allen,
                                                     VA 07302
------------------------------------- ----------------------------------- -----------------------------------

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Fund. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.

         To the extent that a third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.


         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge upon request by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust 2 at 2455 Corporate West Drive, Lisle, IL 60532. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for each Fund is available on the

SEC's website at http://www.sec.gov. The Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. The Fund's Form N-Q and Form N-CSR is available without charge, upon request, by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust 2 at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust's policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca, via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.


         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.


         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.


         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant

Agreement") (discussed below). A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


         All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE Arca ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order placed by an Authorized Participant must be received no later than 4:00 p.m. Eastern time on the trade date in the event that the Trust requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.


         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for Creation Unit Aggregations . Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders . For each Fund, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE Arca on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Claymore regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard and maximum Creation/Redemption Transaction Fee for each Fund is set forth in the table below:


-------------------------------------- --------------------- -------------------
FUND                                   STANDARD              MAXIMUM
                                       CREATION/REDEMPTION   CREATION/REDEMPTION
                                       TRANSACTION FEE       TRANSACTION FEE
-------------------------------------- --------------------- -------------------
Claymore/AlphaShares China Real              $3,000             $12,000
Estate ETF
-------------------------------------- --------------------- -------------------
Claymore/AlphaShares China Small Cap         $7,000             $28,000
Index ETF
-------------------------------------- --------------------- -------------------
Claymore/Beacon Global Exchanges,            $1,500              $6,000
Brokers & Asset Managers Index ETF
-------------------------------------- --------------------- -------------------
Claymore/Beacon Global Timber                $1,000              $4,000
Index ETF
-------------------------------------- --------------------- -------------------
Claymore/BNY Mellon Frontier                 $1,000              $4,000
Markets ETF
-------------------------------------- --------------------- -------------------
Claymore/Delta Global Shipping                 $500              $2,000
Index ETF
-------------------------------------- --------------------- -------------------
Claymore/Robb Report Global Luxury           $1,000              $4,000
Index ETF
-------------------------------------- --------------------- -------------------
Claymore/SWM Canadian Energy Income          $1,000              $4,000
Index ETF
-------------------------------------- --------------------- -------------------
Claymore/Zacks Country Rotation ETF          $4,000             $16,000
-------------------------------------- --------------------- -------------------
Claymore/Zacks International Multi-          $2,000              $8,000
Asset Income Index ETF
-------------------------------------- --------------------- -------------------

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.


         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.


         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

         Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.


         Because the Portfolio Securities of a Fund may trade on the relevant exchange(s) on days that the NYSE Arca is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of such Fund on the NYSE Arca on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.


         Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         The dates in calendars years 2009 and 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2009
-----
Argentina
Jan. 1                          May 1           Aug. 17         Dec. 24
April 6                         May 25          Oct. 12         Dec. 25
April 9                         June 15         Nov. 6          Dec. 31
April 10                        July 9          Dec. 8

Australia
Jan. 1                          April 13        June 8          Nov. 3
Jan. 26                         April 27        Aug. 3          Dec. 25
March 2                         May 5           Aug. 12         Dec. 28
March 9                         May 18          Sept. 28
April 10                        June 1          Oct. 5

Austria
Jan. 1                          May 1           Oct. 26
Jan. 6                          May 21          Dec. 8
April 10                        June 1          Dec. 24
April 13                        June 11         Dec. 25

Bahrain
Jan. 1                          Sep 20          Dec 16
Jan. 5                          Sep 21          Dec 18
Jan. 6                          Sep 22
Mar 8                           Nov 29

Bangladesh
Jan. 8                          July 1          Sept. 22        Nov. 30
March 10                        Aug. 13         Sept. 23        Dec. 16
March 26                        Sept. 20        Sept. 28        Dec. 28
April 14                        Sept. 21        Nov. 29         Dec. 31


Belgium
Jan. 1                          May 21          Nov. 2
April 10                        May 22          Nov. 11
April 13                        June 1          Dec. 25
May 1                           July 21

Brazil
Jan. 1                          April 10        July 9          Nov. 20
Jan. 20                         April 21        Sept. 7         Dec. 24
Feb. 23                         May 1           Oct. 12         Dec. 25
Feb. 24                         June 11         Nov. 2          Dec. 31

Bulgaria
January 1                       May 1           December 24     December 31
March 3                         May 6           December 25
April 20                        September 22    December 30

Canada
Jan. 1                          May 18          Sept. 7         Dec. 28
Jan. 2                          June 24         Oct. 12
Feb. 16                         July 1          Nov. 11
April 10                        Aug. 3          Dec. 25

Chile
Jan. 1                          June 8          Dec. 8
April 10                        June 29         Dec. 25
May 1                           Sept. 18        Dec. 31
May 21                          Oct. 12

China
Jan. 1                          Feb. 3          Sept. 7         Nov. 26
Jan. 19                         Feb. 16         Oct. 1-7        Dec. 25
Jan. 26-30                      May 1-7         Oct. 12
Feb. 2                          May 25          Nov. 11

Colombia
Jan. 1                          May 1           July 20         Nov. 16
Jan. 12                         May 25          Aug 7           Dec. 8
March 23                        June 15         Aug 17          Dec. 25
April 9                         June 22         Oct. 12         Dec. 31
April 10                        June 29         Nov. 2

Croatia
Jan. 1                          Apr. 13         June 25         Dec. 25
Jan. 2                          May 1           Aug. 5
Jan. 6                          June 11         Oct. 8
Apr. 10                         June 22         Oct. 9

Czech Republic
Jan. 1                          May 8           Nov. 17
Jan. 2                          July 6          Dec. 24
April 13                        Sept. 28        Dec. 25
May 1                           Oct. 28         Dec. 31




Denmark
Jan. 1                          May 8           Dec. 24
April 9                         May 21          Dec. 25
April 10                        June 1          Dec. 31
April 13                        June 5

Ecuador
January 1                       April 10        October 9       December 25
February 23                     May 1           November 2      December 31
February 24                     August 10       November 3

Egypt
Jan. 1                          April 27        July 23         Dec 7
Jan. 7                          April 28        Oct 1           Dec 8
Jan. 10                         May 1           Oct 2           Dec 9
March 20                        July 1          Oct 6           Dec 29

Estonia
Jan. 1                          May 1           Aug. 20
Feb. 24                         May 21          Dec. 24
Apr. 10                         June 23         Dec. 25
Apr. 13                         June 24         Dec. 31

Finland
Jan. 1                          May 1           Dec. 25
Jan. 6                          May 21          Dec. 26
April 10                        June 19         Dec. 31
April 13                        Dec. 24

France
Jan. 1                          May 8           Dec. 25
April 10                        May 21
April 13                        July 14
May 1                           Nov. 11

Germany
Jan. 1                          April 13        June 11
Jan. 6                          May 1           Dec. 24
Feb. 23                         May 21          Dec. 25
April 10                        June 1          Dec. 31

Ghana
Jan. 1                          May 1           Nov. 27         Dec. 31
March 6                         May 25          Dec. 4
Apr. 10                         July 1          Dec. 25
Apr. 13                         Sept. 21        Dec. 26

Greece
Jan. 1                          April 10        May 1
Jan. 6                          April 13        June 8
March 2                         April 17        Oct. 28
March 25                        April 20        Dec. 25

Hong Kong
Jan. 1                          April 13        Oct. 26
Jan. 26                         May 1           Dec. 24
Jan. 27                         May 28          Dec. 25
Jan. 28                         July 1          Dec. 31
April 10                        Oct. 1

Hungary
Jan. 1                          June 1          Dec. 24
Jan. 2                          Aug. 20         Dec. 25
April 13                        Aug. 21
May 1                           Oct. 23

India
Jan. 8                          April 3         July 1          Oct. 2
Jan. 26                         April 7         Aug. 15         Oct. 17
Feb. 23                         April 10        Aug. 19         Oct. 19
March 10                        April 14        Aug. 22         Nov. 2
March 11                        May 1           Sept. 21        Nov. 28
March 27                        May 9           Sept. 28        Dec. 25
April 1                         June 30         Sept. 30        Dec. 28

Indonesia
Jan. 1                          July 20         Sept. 25
Jan. 26                         Aug. 17         Nov. 27
March 26                        Sept. 21        Dec. 18
March 27                        Sept. 22        Dec. 24
April 10                        Sept. 23        Dec. 25
May 21                          Sept. 24        Dec. 31

Ireland
Jan. 1                          May 1           Oct. 26         Dec. 29
March 17                        May 4           Dec. 24
April 10                        June 1          Dec. 25
April 13                        Aug. 3          Dec. 28

Israel
March 10                        April 28        Sept. 20
April 8                         April 29        Sept. 27
April 9                         May 28          Sept. 28
April 14                        May 29
April 15                        July 30

Italy
Jan. 1                          May 1           Dec. 24
Jan. 6                          June 2          Dec. 25
April 10                        June 29         Dec. 31
April 13                        Dec. 8

Japan
Jan. 1                          May 4           Oct. 12
Jan. 2                          May 5           Nov. 3
Jan. 12                         July 20         Nov. 23
Feb. 11                         Sept. 21        Dec. 23
Mar. 20                         Sept. 22        Dec. 31
April 29                        Sept. 23

Jordan
Jan. 1                          Sept. 20-24
Jan. 29                         Nov. 26
March 9                         Nov. 29
April 30                        Nov. 30
May 25                          Dec. 31
July 20

Kazakhstan
Jan. 1                          March 23        Aug. 31         Dec. 17
Jan. 2                          May 1           Oct. 26
Jan. 7                          May 11          Nov. 27
March 9                         July 6          Dec. 16

Kenya
Jan. 1                          June 1          Dec. 25
Apr. 10                         Aug. 25
Apr. 13                         Sept. 21
May 1                           Oct. 20

Kuwait
Jan. 1                          Sep 21          Dec. 1
Jan. 4                          Sep 22
Feb 25                          Sep 23
Mar 9                           Nov 29
Jul 20                          Nov 30

Lebanon
Jan. 1                          Apr. 10         Nov. 27
Jan. 6                          Apr. 17         Dec. 18
Feb. 9                          May 1           Dec. 25
Mar. 9                          Sept. 21

Latvia
Jan. 1                          May 4           Nov. 18
Apr. 10                         May 21          Dec. 24
Apr. 13                         June 23         Dec. 25
May 1                           June 24         Dec. 31

Lithuania
Jan. 1                          May 1           Nov. 2
Feb. 16                         June 24         Dec. 25
March 11                        July 6          Dec. 28
Apr. 13                         Aug. 17

Malaysia
Jan. 1                          May 1           Sept. 21        Dec. 25
Jan. 26                         May 9           Sept. 22
Jan. 27                         June 1          Oct. 17
Feb. 2                          June 6          Nov. 27
March 9                         Aug. 31         Dec. 18

Mauritius
Jan. 1                          March 12        Nov. 2
Jan. 2                          March 27        Dec. 25
Jan. 26                         May 1
Feb. 23                         Aug. 24

Mexico
Jan. 1                          April 9-10      Nov. 16
Feb. 2                          May 1           Nov. 20
Feb. 5                          Sept. 16        Dec. 25
March 16                        Nov. 2

Morocco
Jan. 1                          Aug. 14         Nov. 27
March 10                        Aug. 20-21      Dec. 18
March 11                        Sept. 21-22
May 1                           Nov. 6
July 30                         Nov. 18

Netherlands
Jan. 1                          May 1
April 10                        May 21
April 13                        June 1
April 30                        Dec. 25

New Zealand
Jan. 1-2                        April 10        Dec. 25
Jan. 19                         April 13        Dec. 28
Jan. 26                         June 1
Feb. 6                          Oct. 26

Nigeria
Jan. 1                          May 29
Apr. 10                         Oct. 1
Apr. 13                         Dec. 25
May 1

Norway
Jan. 1                          May 21
April 9-10                      June 1
April 13                        Dec. 24-25
May 1                           Dec. 31

Oman
Jan. 1                          Sept 20         Nov 19          Dec 10
Mar. 9                          Sept 21         Nov 29
July 20                         Sept 22         Nov 30
July 23                         Nov 18          Dec 1

Pakistan
Jan. 1       Feb. 5          May 1           Aug. 24         Nov. 9      Dec. 25
Jan. 7       March 10        July 1          Sept. 22        Nov. 30     Dec. 26
Jan. 8       March 11        Aug. 14         Sept. 23        Dec. 1
Jan. 9       March 23        Aug. 22         Sept. 24        Dec. 2

Panama
January 1                       February 25     September 1     November 10
January 12                      April 9         November 3      December 8
February 23                     April 10        November 4      December 25
February 24                     May 1           November 5


Peru
Jan. 1                          July 28-29      Dec. 31
April 9-10                      Oct. 8
May 5                           Dec. 8
June 29                         Dec. 24-25

Philippines
Jan. 1                          May 1           Nov. 2          Dec. 30
Feb. 25                         June 12         Nov. 30         Dec. 31
April 9                         Aug. 21         Dec. 24
April 10                        Sept. 21        Dec. 25

Poland
Jan. 1                          June 11
April 10                        Nov. 11
April 13                        Dec. 25
May 1

Portugal
Jan. 1                          May 1           Dec. 8
Feb. 24                         June 10-11      Dec. 24-25
April 10                        Oct. 5
April 13                        Dec. 1

Romania
Jan 1                           June 8
Jan 2                           Dec. 21
Apr. 20                         Dec. 25
May 1

Qatar
Jan. 1                          Dec. 2
Sep. 20                         Dec. 3
Sep. 22
Dec. 1

Russia
Jan. 1                          March 9         Nov. 4
Jan. 2                          May 1           Nov. 6
Jan. 5-8                        May 11
Feb. 23                         June 12

Singapore
Jan. 1                          May 1           Oct. 17
Jan. 26                         May 9           Nov. 27
Jan. 27                         Aug. 10         Dec. 25
April 10                        Sept. 21

Slovak Republic
Jan 1                           May 1           Nov. 17
Jan 6                           May 8           Dec. 24
Apr. 10                         Sept. 1         Dec. 25
Apr. 13                         Sept. 15

Slovenia
Jan. 1                          Apr. 27
Jan. 2                          May 1
Apr. 10                         June 25
Apr. 13                         Dec. 25

South Africa
Jan. 1                          May 1           Dec. 16
April 10                        June 16         Dec. 25
April 13                        Aug. 10
April 27                        Sept. 24

South Korea
Jan. 1                          July 17
Jan. 26                         Oct. 2
Jan. 27                         Dec. 25
May 1                           Dec. 31
May 5

Spain
Jan. 1                          April 13        Nov. 2
Jan. 6                          May 1           Nov. 9
March 19                        May 15          Dec. 8
April 9-10                      Oct. 12         Dec. 25

Sweden
Jan. 1                          May 1           Dec. 31
Jan. 6                          May 21
April 10                        June 19
April 13                        Dec. 24-25

Switzerland
Jan. 1-2                        April 13        June 11         Dec. 24-25
Jan. 6                          May 1           June 29         Dec. 31
March 19                        May 21          Sept. 10
April 10                        June 1          Dec. 8

Taiwan
Jan. 1                          Jan. 27         May 28
Jan. 22                         Jan. 28
Jan. 23                         Jan. 29
Jan. 26                         May 1

Thailand
Jan. 1                          April 13        May 5           Aug. 12
Jan. 2                          April 14        May 11          Oct. 23
Feb. 9                          April 15        July 1          Dec. 7
April 6                         May 1           July 8          Dec. 10
Dec. 31

Tunisia
Jan. 1                          May 1           Dec. 18
March 9                         Aug. 13
March 20                        Sept. 21
Apr. 9                          Nov. 30

Turkey
Jan. 1                          Oct. 28-29
April 23                        Nov. 26-27
May 19                          Nov. 30
Sept. 21-22

Ukraine
Jan. 1                          Jan. 7          May 4           Aug. 24
Jan. 2                          March 9         May 11
Jan. 5                          Apr. 20         June 8
Jan. 6                          May 1           June 29

Malawi
Jan. 1        Apr. 10       May 19        Oct. 15
Jan. 15       Apr. 13       June 15       Dec. 25
Jan. 25       May 1         July 6        Dec. 28
Mar. 3        May 14        Sept. 21

Georgia
Jan. 1        March 3       Apr. 18       May 12        Nov. 23
Jan. 2        March 8       Apr. 19       May 26
Jan. 7        Apr. 9        Apr. 20       Aug. 28
Jan. 19       Apr. 17       May 9         Oct. 14

Sri Lanka
Jan. 1        Feb. 23       Apr. 13       May 15        Sept. 4         Dec. 25
Jan. 14       March 10      Apr. 14       May 20        Sept. 21        Dec. 31
Feb. 4        Apr. 9        May 1         July 6        Nov. 2
Feb. 9        Apr. 10       May 8         Aug. 5        Dec. 1

Vietnam
Jan. 1                          Jan. 29         May 1
Jan. 26                         Jan. 30         Sept. 2
Jan. 27                         Apr. 6
Jan. 28                         Apr. 30

Jamaica
Jan. 1        May 23        Dec. 25
Feb. 25       Aug. 1        Dec. 26
Apr. 10       Aug. 6
Apr. 13       Oct. 19

Trinidad & Tobago
Jan. 1                          Apr. 10         Aug. 31
Feb. 23                         Apr. 13         Sept. 21
Feb. 24                         June 4          Sept. 24
March 30                        June 19         Dec. 25

Papua New Guinea
Jan. 1        July 23
Apr. 10       Sept. 16
Apr. 13       Dec. 25
June 8        Dec. 26

United Arab Emirates
Jan 1                           Dec 2
Mar 8                           Dec 17
Jul 19
Sep 20
Sep 21

United Kingdom
Jan. 1                          May 25
April 10                        Aug. 31
April 13                        Dec. 25
May 4                           Dec. 28

United States
Jan. 1                          May 25          Nov. 11
Jan. 19                         July 3-4        Nov. 26
Feb. 16                         Sept. 7         Dec. 25
April 10                        Oct. 12

Zimbabwe
Jan. 1                          May 25          Dec. 25
Apr. 10                         Aug. 10
Apr. 13                         Aug. 11
May 1                           Dec. 22


2010
----

Argentina
Jan. 1                          May 25          Oct. 11
March 24                        June 21         Dec. 8
April 1                         July 9          Dec. 24
April 2                         Aug. 16         Dec. 31

Australia
Jan. 1                          April 5         Aug. 2          Dec. 27
Jan. 26                         April 26        Aug. 11         Dec. 28
March 1                         May 3           Sept. 27
March 8                         June 7          Oct. 4
April 2                         June 14         Nov. 2

Austria
Jan. 1                          May 13          Nov. 1
Jan. 6                          May 24          Dec. 8
April 2                         June 3          Dec. 24
April 5                         Oct. 26         Dec. 31

Belgium
Jan. 1                          May 14          Nov. 1
April 2                         May 24          Nov. 11
April 5                         July 21
May 13                          Aug. 16

Brazil
Jan. 1                          April 2         Sept. 7         Dec. 24
Jan. 20                         April 21        Oct. 12         Dec. 31
Jan. 25                         April 23        Nov. 2
Feb. 15                         June 3          Nov. 15
Feb. 16                         July 9          Nov. 30

Bulgaria
Jan. 1                          May 1           Dec. 24         Dec. 31
March 3                         May 6           Dec. 25
April 20                        Sept. 22        Dec. 30

Canada
Jan. 1                          May 24          Sept. 6         Dec. 28
Jan. 4                          June 24         Oct. 11
Feb. 15                         July 1          Nov. 11
April 2                         Aug. 2          Dec. 27

Chile
Jan. 1                          July 16         Dec. 31
April 2                         Oct. 11
May 21                          Nov. 1
June 28                         Dec. 8

China
Jan. 1                          April 2         July 1          Sept. 29
Jan. 18                         April 5         July 5          Sept. 30
Feb. 15                         April 6         Sept. 6         Oct. 1
Feb. 16                         May 3           Sept. 22        Oct. 11
Feb. 17                         May 21          Sept. 23        Nov. 11
Feb. 18                         May 31          Sept. 27        Nov. 25
Feb. 19                         June 16         Sept. 28        Dec. 27

Colombia
Jan. 1                          April 2         July 5          Nov. 1
Jan. 11                         May 17          July 20         Nov. 15
March 22                        June 7          Aug. 16         Dec. 8
April 1                         June 14         Oct. 18         Dec. 31

Denmark
Jan. 1                          April 30        Dec. 24
April 1                         May 13          Dec. 31
April 2                         May 14
April 5                         May 24

Ecuador
Jan. 1                          April 10        Oct. 9          Dec. 25
Feb. 23                         May 1           Nov. 2          Dec. 31
Feb. 24                         Aug. 10         Nov. 3

Egypt
Jan. 7                          July 1          Nov. 16
April 4                         Sept. 12        Nov. 17
April 5                         Oct. 6          Dec. 7
April 25                        Nov. 15

Finland
Jan. 1                          May 13          Dec. 31
Jan. 6                          June 25
April 2                         Dec. 6
April 5                         Dec. 24

France
Jan. 1                          July 14
April 2                         Nov. 1
April 5                         Nov. 11
May 13

Germany
Jan. 1                          April 5         Nov. 1
Jan. 6                          May 13          Dec. 24
Feb. 15                         May 24          Dec. 31
April 2                         June 3

Greece
Jan. 1                          April 2
Jan. 6                          April 5
Feb. 15                         May 24
March 25                        Oct. 28

Hungary
Jan. 1                          Aug. 20
March 15                        Nov. 1
April 5                         Dec. 24
May 24

Indonesia
Jan. 1                          May 13          Sept. 7         Sept. 13
Feb. 26                         May 28          Sept. 8         Nov. 17
March 16                        Aug. 17         Sept. 9         Dec. 7
April 2                         Sept. 6         Sept. 10        Dec. 31

Ireland
Jan. 1                          May 3           Dec. 27
March 17                        June 7          Dec. 28
April 2                         Aug. 2          Dec. 29
April 5                         Oct. 25

Italy
Jan. 1                          June 2          Dec. 24
Jan. 6                          June 29         Dec. 31
April 2                         Nov. 1
April 5                         Dec. 8

Japan
Jan. 1                          April 29        July 19         Nov. 3
Jan. 11                         May 3           Sept. 20        Nov. 23
Feb. 11                         May 4           Sept. 23        Dec. 23
March 22                        May 5           Oct. 11         Dec. 31

Kazakhstan
Jan. 1                          July 6          Dec. 17
March 9                         Aug. 31         Dec. 18
March 23                        Oct. 26
May 1                           Nov. 27
May 11                          Dec. 16

Malaysia
Jan. 1                          Feb. 26         Aug. 31         Dec. 7
Feb. 1                          May 28          Sept. 10
Feb. 15                         May 31          Nov. 5
Feb. 16                         June 1          Nov. 17

Mexico
Jan. 1                          April 2
Feb. 1                          Sept. 16
March 15                        Nov. 2
April 1                         Nov. 15

The Netherlands
Jan. 1                          May 5
April 2                         May 13
April 5                         May 24
April 30

Norway
Jan. 1                          May 13          Dec. 31
April 1                         May 17
April 2                         May 24
April 5                         Dec. 24

Panama
Jan. 1                          Feb. 25         Sept. 1         Nov. 10
Jan. 12                         April 9         Nov. 3          Dec. 8
Feb. 23                         April 10        Nov. 4          Dec. 25
Feb. 24                         May 1           Nov. 5

Peru
Jan. 1                          July 28         Nov. 1
April 1                         July 29         Dec. 8
April 2                         Aug. 30
June 29                         Oct. 8

The Philippines
Jan. 1                          April 12        Aug. 30         Dec. 24
Feb. 25                         May 10          Sept. 10        Dec. 30
April 1                         June 14         Nov. 1          Dec. 31
April 2                         Aug. 23         Nov. 29

Poland
Jan. 1                          June 3
April 2                         Nov. 1
April 5                         Nov. 11
May 3                           Dec. 24

Portugal
Jan. 1                          June 3          Dec. 1
Feb. 16                         June 10         Dec. 8
April 2                         Oct. 5          Dec. 24
April 5                         Nov. 1

Russia
Jan. 1                          Jan. 7          March 8         Nov. 4
Jan. 4                          Jan. 8          May 3
Jan. 5                          Feb. 22         May 10
Jan. 6                          Feb. 23         June 14

South Africa
Jan. 1                          April 27        Dec. 16
March 22                        June 16         Dec. 27
April 2                         Aug. 9
April 5                         Sept. 24

Spain
Jan. 1                          April 2         Nov. 1          Dec. 24
Jan. 6                          April 5         Nov. 9          Dec. 31
March 19                        Aug. 16         Dec. 6
April 1                         Oct. 12         Dec. 8

Sweden
Jan. 1                          May 13
Jan. 6                          June 25
April 2                         Dec. 24
April 5                         Dec. 31

Switzerland
Jan. 1                          April 5         June 29         Dec. 24
Jan. 6                          May 13          Sept. 9         Dec. 31
March 19                        May 24          Nov. 1
April 2                         June 3          Dec. 8

Turkey
Jan. 1                          Sept. 8         Oct. 29         Nov. 18
April 23                        Sept. 9         Nov. 15         Nov. 19
May 19                          Sept. 10        Nov. 16
Aug. 30                         Oct. 28         Nov. 17

The United Kingdom
Jan. 1                          May 31
April 2                         Aug. 30
April 5                         Dec. 27
May 3                           Dec. 28

Bahrain
Jan. 1                          Sept. 11        Nov. 18         Dec. 17
Feb. 25                         Sept. 12        Dec. 7
May 1                           Nov. 16         Dec. 15
Sept. 9                         Nov. 17         Dec. 16

Bangladesh
Feb. 21         Apr. 14      July 26       Sept. 10       Nov. 17        Dec. 17
Feb. 26         May 1        Aug. 15       Sept. 11       Nov. 18        Dec. 25
March 25        May 27       Sept. 2       Sept. 12       Nov. 19        Dec. 31
March 26        July 1       Sept. 6       Oct. 17        Dec. 16

Bulgaria
Jan. 1                          May 6           Sept. 22
March 3                         May 24          Dec. 24
April 5                         July 17         Dec. 25
May 1                           Sept. 6         Dec. 26

Croatia
Jan. 1                          June 3          Aug. 15         Dec. 26
Jan. 6                          June 22         Oct. 8
Apr. 5                          June 25         Nov. 1
May 1                           Aug. 5          Dec. 25

Estonia
Jan. 1                          May 3           Aug. 20         Dec. 26
Feb. 23                         June 22         Dec. 23         Dec. 31
Feb. 24                         June 23         Dec. 24
Apr. 2                          June 24         Dec. 25

Georgia
Jan. 1                          March 3         Apr. 9          Aug. 28
Jan. 2                          March 8         May 9           Oct. 14
Jan. 7                          Apr. 2          May 12          Nov. 23
Jan. 19                         Apr. 5          May 26

Ghana
Jan. 1                          May 1           Sept. 10        Dec. 27
March 6                         May 3           Nov. 17         Dec. 28
Apr. 2                          May 25          Dec. 3
Apr 5                           July 1          Dec. 25

Jamaica
Jan. 1                          May 24          Dec. 25
Feb. 17                         Aug. 2          Dec. 26
Apr. 2                          Aug. 6          Dec. 27
Apr. 5                          Oct. 18

Kazakhstan
Jan. 1                          March 21        May 1           July 6
Jan. 2                          March 22        May 3           Aug. 30
Jan. 7                          March 23        May 9           Nov. 17
March 8                         Apr. 4          May 10          Dec. 16

Kenya
Jan. 1                          May 3           Oct. 20         Dec. 28
Apr. 2                          June 1          Dec. 13
Apr. 5                          Sept. 11        Dec. 25
May 1                           Oct. 11         Dec. 27

Kuwait
Jan. 1                          Sept. 10        Nov. 18
Feb. 25                         Sept. 11        Nov. 19
Feb. 26                         Sept. 12        Nov. 20
July 9                          Nov. 17         Dec. 8

Latvia
Jan. 1                          May 4           Dec. 24
Apr. 2                          June 23         Dec. 25
Apr. 5                          June 24         Dec. 26
May 1                           Nov. 18         Dec. 31

Lebanon
Jan. 1                          Apr. 2          May 1       Aug. 15      Nov. 22
Jan. 6                          Apr. 3          May 4       Sept. 10     Dec. 8
Feb. 9                          Apr. 4          May 9       Sept. 11     Dec. 17
Feb. 26                         Apr. 5          May 25      Nov. 17      Dec. 25

Lithuania
Jan. 1                          Apr. 6          July 6          Dec. 26
Feb. 16                         May 1           Aug. 16
March 11                        May 3           Nov. 1
Apr. 5                          June 24         Dec. 25

Malawi
Jan. 1                          Apr. 5          July 6
Jan. 15                         May 1           Sept. 10
Jan. 24                         May 3           Oct. 15
March 3                         May 14          Dec. 25
Apr. 2                          June 14         Dec. 28

Mauritius
Jan. 1                          Feb. 12         May 1           Nov. 2
Jan. 2                          Feb. 14         Aug. 15         Nov. 5
Jan. 22                         March 12        Sept. 11        Dec. 25
Feb. 1                          March 16        Nov. 1

Nigeria
Jan. 1                          May 1           Sept. 11        Nov. 18
Feb. 26                         May 29          Oct. 1          Dec. 25
Apr. 2                          June 12         Nov. 16         Dec. 26
Apr. 5                          Sept. 10        Nov. 17

Oman
Jan. 1                          Sept. 11        Nov. 16         Dec. 8
Feb. 26                         Sept. 12        Nov. 17         Dec. 31
July 9                          Sept. 13        Nov. 18
July 23                         Sept. 20        Nov. 19

Pakistan
Jan. 1          Feb. 26      June 1        Sept. 11       Nov. 18        Dec. 25
Jan. 2          March 23     Aug. 12       Sept. 12       Nov. 19
Jan. 3          March 27     Aug. 14       Nov. 9         Nov. 20
Feb. 5          May 1        Sept. 10      Nov. 17        Dec. 17

Papua New Guinea
Jan. 1                          June 14         Dec. 26
Apr. 2                          July 23         Dec. 27
Apr. 5                          Sept. 16
Apr. 25                         Dec. 25

Qatar
Sept. 9                         Nov. 18
Sept. 11                        Nov. 19
Sept. 12                        Nov. 20
Nov. 17                         Dec. 18

Romania
Jan. 1                          May 24
Jan. 2                          Dec. 1
Apr. 5                          Dec. 25
May 1                           Dec. 26

Slovakia
Jan. 1                          May 1           Sept. 1         Dec. 24
Jan. 6                          May 8           Sept. 15        Dec. 25
Apr. 2                          July 5          Nov. 1          Dec. 26
Apr. 5                          Aug. 29         Nov. 17

Slovenia
Jan. 1                          Apr. 27         Oct. 31
Jan. 2                          May 2           Nov. 1
Feb. 8                          June 25         Dec. 25
Apr. 5                          Aug. 15         Dec. 26

Sri Lanka
Jan. 14         March 1         Apr. 14         Aug. 26         Dec. 25
Feb. 4          March 30        Apr. 30         Sept. 11
Feb. 12         Apr. 2          May 27          Nov. 5
Feb. 26         Apr. 13         May 28          Nov. 17

Trinidad and Tobago
Jan. 1                          Apr. 5          June 19         Sept. 11
Feb. 23                         May 27          Aug. 1          Sept. 24
March 30                        May 31          Aug. 2          Nov. 5
Apr. 2                          June 3          Aug. 31         Dec. 25

Tunisia
Jan. 1                          Apr. 9          Sept. 10
Feb. 26                         May 1           Nov. 7
March 20                        July 25         Nov. 17
March 21                        Aug. 13         Dec. 8

Ukraine
Jan. 1                          Apr. 5          May 24
Jan. 7                          May 3           June 28
Jan. 14                         May 9           July 28
March 8                         May 10          Aug. 24

United Arab Emirates
Jan. 1                          Sept. 11        Dec. 2
Feb. 26                         Sept. 12        Dec. 8
July 10                         Nov. 17
Aug. 6                          Nov. 18

Vietnam
Jan. 1                          Apr. 23
Feb. 13                         Apr. 30
Feb. 15                         May 3
Feb. 16                         Sept. 2

Zimbabwe
Jan. 1                          Apr. 19         Aug. 10
Apr. 2                          May 1           Dec. 22
Apr. 5                          May 25          Dec. 25
Apr. 18                         Aug. 9          Dec. 26

Redemption. The longest redemption cycle for each Fund is a function of the longest redemption cycles among the countries whose stocks comprise such Fund. In the calendar years 2009 and 2010*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund is as follows:

2009
----
                Redemption Request                                  Settlement
Country                Date            Redemption Settlement Date     Period
--------        -------------------   -------------------------- --------------
Argentina
                April 3, 2009           April 11, 2009                       8
                April 4, 2009           April 12, 2009                       8
                April 5, 2009           April 13, 2009                       8

China
                January, 21, 2009       Feb. 4, 2009                        14
                January 22, 2009        Feb. 5, 2009                        14
                January 23, 2009        Feb. 6, 2009                        14
                April 28, 2009          May 8, 2009                         10
                April 29, 2009          May 11, 2009                        10
                April 30, 2009          May 12, 2009                        12
                Sept. 28, 2009          October 8, 2009                     12
                Sept. 29, 2009          October 9, 2009                     10
                Sept. 30, 2009          October 13, 2009                    13

Denmark
                April 6, 2009           April 14, 2009                       8
                April 7, 2009           April 15, 2009                       8
                April 8, 2009           April 16, 2009                       8
                Dec. 21, 2009           Dec. 29, 2009                        8

Finland
                Dec. 21, 2009           Dec. 29, 2009                        8

Indonesia
                Sept. 16, 2009          Sept. 24, 2009                      12
                Sept. 17, 2009          Sept. 25, 2009                      12
                Sept. 18, 2009          Sept. 28, 2009                      12

Japan
                Sept. 16, 2009          Sept. 24, 2009                       8
                Sept. 17, 2009          Sept. 25, 2009                       8
                Sept. 18, 2009          Sept. 26, 2009                       8

Norway
                April 6, 2009           April 14, 2009                       8
                April 7, 2009           April 15, 2009                       8
                April 8, 2009           April 16, 2009                       8
                Dec. 21, 2009           Dec. 29, 2009                        8

Philippines
                Dec. 23, 2009           Jan. 4, 2010                        12
                Dec. 28, 2009           Jan 5, 2010                          8
                Dec. 29, 2009           Jan. 6, 2010                         8


Oman
                July 16, 2009           July 27, 2009                       11
                Sept. 15, 2009          Sept. 28, 2009                      13
                Sept. 16, 2009          Sept. 29, 2009                      13
                Sept. 17, 2009          Sept. 30, 2009                      13

Qatar
                Sept. 15, 2009          Sept. 24, 2009                       9
                Sept. 16, 2009          Sept. 25, 2009                       9
                Sept. 17, 2009          Sept. 28, 2009                      11
                Nov. 25, 2009           Dec. 3, 2009                         8

Kazakhstan
                Dec. 11, 2009           Dec. 21, 2009                       10
                Dec. 14, 2009           Dec. 22, 2009                        8
                Dec. 15, 2009           Dec. 23, 2009                        8
                Dec. 31, 2009           Jan. 8, 2010                         8

Panama
                Feb. 20, 2009           Mar. 2, 2009                        10
                Oct. 30, 2009           Nov. 9, 2009                        10
                Nov. 2, 2009            Nov. 11, 2009                        9

Russia**
                Dec. 29, 2009           Jan. 11, 2010                       13
                Dec. 30, 2009           Jan. 12, 2010                       13
                Dec. 31, 2009           Jan. 10, 2010                       13

2010**
----
                       Redemption Request Redemption Settlement   Settlement
Country                       Date                Date              Period
----------------------  ------------------ --------------------- --------------
China
                         February 10, 2010  February 22, 2010               12
                         February 11, 2010  February 23, 2010               12
                         February 12, 2010  February 24, 2010               12
                         March 29, 2010     April 7, 2010                    9
                         March 30, 2010     April 8, 2010                    9
                         April 1, 2010      April 9, 2010                    8
                         September 20, 2010 October 4, 2010                 14
                         September 21, 2010 October 5, 2010                 14
                         September 24, 2010 October 6, 2010                 12

Indonesia
                         September 1, 2010  September 14, 2010              13
                         September 2, 2010  September 15, 2010              13
                         September 3, 2010  September 16, 2010              13

Japan
                         April 28, 2010     May 6, 2010                      8
                         April 29, 2010     May 7, 2010                      8
                         April 30, 2010     May 10, 2010                    10

Panama
                         February 10, 2010  February 18, 2010                8
                         February 11, 2010  February 19, 2010                8
                         February 12, 2010  February 22, 2010               10
                         October 10, 2010   November 8, 2010                10
                         November 1, 2010   November 9, 2010                 9
                         November 2, 2010   November 11, 2010                9

                       Redemption Request Redemption Settlement   Settlement
Country                       Date                Date              Period
----------------------  ------------------ --------------------- --------------



*  Holidays are subject to change without further notice.

** 2010 settlement dates for certain countries were not available as of the date of this Statement of Additional Information.

                                      TAXES

         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

         Each Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund. Each Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

         Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares. Distribution of ordinary income and capital gains may also be subject to state and local taxes.


         Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Thereafter, without further Congressional action, that rate will return to 20%. In addition, for taxable years beginning before January 1, 2011, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the corporate dividends received deduction. In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

         Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rate share of the Fund's foreign income taxes.

         If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income).
         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or
(ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV


         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Buy and Sell Shares -- Pricing Fund Shares."


         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."


         General Policies. Dividends from net investment income, if any, are declared and paid annually except for the Claymore/SWM Canadain Energy Income Index ETF, Claymore/Delta Global Shipping Index ETF and Claymore/Zacks International Multi-Asset Income Index ETF, which distributes quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.


         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                            MISCELLANEOUS INFORMATION


         Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trust.


         Independent Registered Public Accounting Firm. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois, 60606, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other audit-related and tax audit services.


                              FINANCIAL STATEMENTS


         The Funds' audited financial statements, including the financial highlights for the year ended May 31, 2009, and filed electronically with the securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of Trust's Annual Report at no charge by calling 1-888-949-3837 during normal business hours.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1)   Certificate of Trust.*

(a)(2)   Amended and Restated Agreement and Declaration of Trust.*********

(b)      Bylaws of the Trust.**

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Trust and Claymore Advisors, LLC.*****

(d)(2) Expense Reimbursement Agreement between the Trust and Claymore Advisors, LLC.****

(e)(1)   Distribution Agreement between the Trust and Claymore Securities,
         Inc.**

(e)(2)   Form of Participant Agreement.***

(f)      Not applicable.

(g)      Form of Custody Agreement between the Trust and The Bank of New
         York.***

(h)(1)   Administration Agreement between the Trust and Claymore Advisors,
         LLC.**

(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.***

(h)(3) Form of Fund Accounting Agreement between the Trust and The Bank of New York.***

(h)(4) Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC.***

(i)      Opinion and consent of Dechert LLP.*********

(j) Consent of Ernst & Young LLP, independent registered public accounting firm.*********

(k)      Not applicable.

(l)      Not applicable.

(m)      Distribution and Service Plan.******

(n)      Not applicable.

(o)      Not applicable

(p)      Code of Ethics of the Trust and the Adviser.*******

(q)      Powers of attorney.********

-----------------
* Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 16, 2006.

** Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on October 27, 2006.

*** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 5, 2007.

**** Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 13, 2007.

***** Previously filed as an exhibit to Post-Effective Amendment No. 45 to the Trust's Registration Statement on form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commision on March 31, 2009.

****** Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 31, 2007.

******* Previously filed as an exhibit to Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 14, 2008.

******** Previously filed as an exhibit to Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 5, 2008.

********* Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Claymore Securities, Inc, is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of Claymore Securities, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS(1)                       POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------------ ---------------------------------------------------------

David C. Hooten                                              Chief Executive Officer
------------------------------------------------------------ ---------------------------------------------------------

Kevin M. Robinson                                            Senior Managing Director, General Counsel and Corporate
                                                             Secretary
------------------------------------------------------------ ---------------------------------------------------------

Michael J. Rigert                                            Vice Chairman
------------------------------------------------------------ ---------------------------------------------------------

Anthony J. DiLeonardi                                        Vice Chairman
------------------------------------------------------------ ---------------------------------------------------------

Bruce Albelda                                                Senior Managing Director, Chief Financial Officer
------------------------------------------------------------ ---------------------------------------------------------

Anne S. Kochevar                                             Senior Managing Director, Chief Compliance Officer
------------------------------------------------------------ ---------------------------------------------------------

Steven M. Hill                                               Senior Managing Director
------------------------------------------------------------ ---------------------------------------------------------

Christian Magoon                                             President
------------------------------------------------------------ ---------------------------------------------------------

J. Thomas Futrell                                            Chief Investment Officer
------------------------------------------------------------ ---------------------------------------------------------

Dominick Cogliandro                                          Chief Operating Officer
------------------------------------------------------------ ---------------------------------------------------------

(1) The principal business address for all listed persons is 2455 Corporate West Drive, Lisle, Illinois 60532.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Claymore Advisors, LLC at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 29th day of September, 2009.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                                            By:      /s/ J. Thomas Futrell
                                                     ---------------------------
                                                     J. Thomas Futrell
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURES                        TITLE                      DATE
--------------------------------------------------------------------------------

                       *    Trustee                           September 29, 2009
------------------------
Randall C. Barnes
--------------------------------------------------------------------------------

                       *    Trustee                           September 29, 2009
------------------------
Ronald A. Nyberg
--------------------------------------------------------------------------------

                       *    Trustee                           September 29, 2009
------------------------
Ronald E. Toupin, Jr.
--------------------------------------------------------------------------------

                       *    Trustee                           September 29, 2009
------------------------
Nicholas Dalmaso
--------------------------------------------------------------------------------

/s/ Steven M. Hill          Treasurer, Chief Financial        September 29, 2009
------------------------    Officer and Chief Accounting
Steven M. Hill              Officer
--------------------------------------------------------------------------------

*/s/ Kevin M. Robinson                                        September 29, 2009
------------------------
Kevin M. Robinson

Attorney-In-Fact, pursuant to power of
attorney
--------------------------------------------------------------------------------